              As filed with the Securities and Exchange Commission
                                 on July 1, 2002
                      Registration No. 333-74295; 811-09253

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ___                                             [_]
Post-Effective Amendment No. 39                                             [X]


                                       And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 40                                                            [X]


                            ________________________


                             WELLS FARGO FUNDS TRUST
               (Exact Name of Registrant as specified in Charter)
                                525 Market Street
                             San Francisco, CA 94105
          (Address of Principal Executive Offices, including Zip Code)

                            ________________________

       Registrant's Telephone Number, including Area Code: (800) 643-9691
                                C. David Messman
                        Wells Fargo Funds Management, LLC
                          525 Market Street, 12th Floor
                             San Francisco, CA 94105
                     (Name and Address of Agent for Service)
                                 With a copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006



It is proposed that this filing will become effective (check appropriate box):

X   Immediately upon filing pursuant to Rule 485(b), or
-
_   60 days after filing pursuant to Rule 485(a)(1), or

_   on _________ pursuant to Rule 485(a)(1)

_   75 days after filing pursuant to Rule 485(a)(2), or

_   on ___________pursuant to Rule 485(a)(2)

If appropriate, check the following box:

__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

       This Post-Effective Amendment No. 39 is being filed to add to the Registration Statement of Wells Fargo Funds Trust (the "Trust"), the audited financial statements and certain related financial information for the Outlook Funds, and to make certain other non-material changes to the Registration Statement.

       This Post-Effective Amendment does not affect the Registration Statement for any of the Trust's other funds.

                             WELLS FARGO FUNDS TRUST
                              Cross Reference Sheet

Form N-1A Item Number

Part A                      Prospectus Captions

 1                          Front and Back Cover Pages
 2                          Objectives
                            Principal Strategies
                            Important Risks
 3                          Summary of Expenses
                            Example of Expenses
 4                          Objectives
                            Principal Strategies
                            Summary of Important Risks
                            See Individual Fund Summaries
                            Additional Strategies and General Investment Risks
 5                          Not applicable
 6                          Organization and Management of the Funds
 7                          Your Account
                            How to Buy Shares
                            How to Sell Shares
                            Income and Gain Distributions Taxes
 8                          Distribution Plan
 9                          See Individual Fund Summaries

Part B                      Statement of Additional Information Captions

10                          Cover Page and Table of Contents
11                          Capital Stock
                            Cover Page
12                          Cover Page
                            Investment Policies
                            Additional Permitted Investment Activities and
                            Associated Risks
13                          Management
14                          Capital Stock
15                          Management
                            Additional Purchase and Redemption Information
16                          Portfolio Transactions
17                          Capital Stock
18                          Determination of Net Asset Value
                            Additional Purchase and Redemption Information
19                          Federal Income Taxes
20                          Management
21                          Performance Calculations
22                          Financial Information

Part C                      Other Information

23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Document.

                                                              [WELLS FARGO LOGO]

WELLS FARGO OUTLOOK FUNDS

                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------



                                      Wells Fargo Outlook Today Fund(SM)

                                      Wells Fargo Outlook 2010 Fund(SM)

                                      Wells Fargo Outlook 2020 Fund(SM)

                                      Wells Fargo Outlook 2030 Fund(SM)

                                      Wells Fargo Outlook 2040 Fund(SM)

                                      Class A, Class B, Class C

                                                                    July 1, 2002

Please read this Prospectus and keep it for future reference.It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Table of Contents                                                                           Outlook Funds
---------------------------------------------------------------------------------------------------------
Overview                                Objectives and Principal Strategies                             4
                                        Summary of Important Risks                                      6
Important summary information           Performance History                                             8
about the Funds.                        Summary of Expenses                                            18
                                        Key Information                                                22
---------------------------------------------------------------------------------------------------------
The Funds                               Outlook Today Fund                                             23
                                        Outlook 2010 Fund                                              23
Important information about             Outlook 2020 Fund                                              23
the individual Funds.                   Outlook 2030 Fund                                              23
                                        Outlook 2040 Fund                                              23
                                        Additional Strategies and
                                          General Investment Risks                                     38
                                        Organization and Management
                                          of the Funds                                                 44
---------------------------------------------------------------------------------------------------------
Your Investment                         A Choice of Share Classes                                      46
                                        Reductions and Waivers of Sales Charges                        49
How to open an account and              Exchanges                                                      52
how to buy, sell and exchange           Your Account                                                   54
Fund shares.                               How to Buy Shares                                           56
                                           How to Sell Shares                                          59
---------------------------------------------------------------------------------------------------------
Reference                               Additional Services and
                                          Other Information                                            61
Additional information and term
definitions.                            Glossary                                                       63

Outlook Funds Overview
--------------------------------------------------------------------------------

See the Fund descriptions in this Prospectus for further details.
Words appearing in italicized print and highlighted in color are defined in the Glossary.

The Outlook Funds all have the same objective. They are designed to maximize assets for retirement or for other purposes consistent with the quantitatively measured risk investors may be willing to accept given their stated investment time horizons. Each Fund is managed for investors planning to retire or to begin to withdraw substantial portions of their investment in the Fund's target year.

In buying securities for each Fund, Barclays Global Fund Advisors ("BGFA"), the Funds' investment sub-adviser, does not select individual companies. Instead, BGFA focuses on selecting a mix of indexes by measuring their risk level and expected returns based on a proprietary set of criteria. The Funds then allocate a portion of their assets to the indexes appropriate for each individual Fund. Where practicable, the Funds buy all the securities that comprise a recommended index; otherwise, the Funds buy a representative sample in an effort to match the index's return as closely as possible. The Funds focus on the selection of indexes or asset classes and do not try to avoid individual under-performing securities investments; nor do they try to pick individual investments that might outperform the indexes.

This strategy stems from the belief that asset allocation decisions--which index or investment category you choose--matter more to overall investment performance than individual security selection--which stock or bond you choose.

--------------------------------------------------------------------------------
FUND                               OBJECTIVE
--------------------------------------------------------------------------------
                                   The Fund is managed for investors who have
  Outlook Today Fund               retired, are planning to retire or will begin
                                   to withdraw substantial portions of their investment in the near future.

                                   The Fund is managed for investors planning to
  Outlook 2010 Fund                retire or begin to withdraw substantial
                                   portions of their investment approximately in the year 2010.

                                   The Fund is managed for investors planning to
  Outlook 2020 Fund                retire or begin to withdraw substantial
                                   portions of their investment approximately in the year 2020.

                                   The Fund is managed for investors planning to
  Outlook 2030 Fund                retire or begin to withdraw substantial
                                   portions of their investment approximately in the year 2030.

                                   The Fund is managed for investors planning to
  Outlook 2040 Fund                retire or begin to withdraw substantial
                                   portions of their investment approximately in the year 2040.

4   Outlook Funds Prospectus

The Outlook Funds pursue a strategy of allocating and reallocating investments among indexes representing stocks and bonds, and in money market instruments to capture returns and reduce risk consistent with a stated investment time horizon. Funds with longer time horizons invest more of their assets in stocks to provide capital appreciation over the long term. Funds with shorter time horizons replace some of their stock holdings with bonds and money market instruments to reduce risk and price volatility. Funds with shorter time horizons also have lower expected returns than Funds with longer time horizons.

--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------
We invest in a combination of equity and fixed-income securities and money market instruments using an asset allocation strategy that is designed to maintain the lowest risk profile of all the Outlook Funds. The Outlook Today Fund continues to allocate a significant portion of its assets to stocks and bonds in addition to money market instruments. On average, we expect that we will invest about 35% of this Fund's assets in stocks, with the rest in bonds and money market instruments. As of the end of the Fund's last fiscal year, the Outlook Today Fund held about 39% of its assets in stocks, 60% of its assets in bonds, and the rest of its assets in money market instruments.

We invest in a combination of equity and fixed-income securities and money market instruments using an asset allocation strategy designed to produce total return for investors expecting to retire or begin to withdraw a substantial portion of their investment around the year 2010. As of the end of the Fund's last fiscal year, the Outlook 2010 Fund held about 58% of its assets in stocks, 41% of its assets in bonds, and the rest of its assets in money market instruments. As the year 2010 approaches, the Fund will increasingly resemble the Outlook Today Fund.

We invest in a combination of equity and fixed-income securities and money market instruments using an asset allocation strategy designed to produce total return for investors expecting to retire or begin to withdraw a substantial portion of their investment around the year 2020. As of the end of the Fund's last fiscal year, the Outlook 2020 Fund held about 72% of its assets in stocks, 27% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

We invest in a combination of equity and fixed-income securities and money market instruments using an asset allocation strategy designed to produce total return for investors expecting to retire or begin to withdraw a substantial portion of their investment around the year 2030. As of the end of the Fund's last fiscal year, the Outlook 2030 Fund held about 85% of its assets in stocks, 14% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

We invest in a combination of equity and fixed-income securities and money market instruments using an asset allocation strategy designed to produce total return for investors expecting to retire or begin to withdraw a substantial portion of their investment around the year 2040. As of the end of the Fund's last fiscal year, the Outlook 2040 Fund held about 95% of its assets in stocks, 4% of its assets in bonds, and a small portion of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

                                                   Outlook Funds Prospectus   5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

..    the Fund Descriptions later in this Prospectus;

..    the "Additional Strategies and General Investment Risks" section beginning on page 38; and

..    the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------
Equity Securities
The Funds invest in equity securities; and the longer time horizon Funds, such as the Outlook 2030 and Outlook 2040 Funds, typically invest a majority of their assets in equity securities. This type of investment is subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stocks and certain individual stocks selected for a Fund's portfolio may underperform or decline more than the overall market.

Small Company Securities
Certain Funds invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than larger company stocks. These companies may have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Debt Securities
The Funds invest in debt securities, such as notes and bonds; and the shorter time horizon Funds, such as the Outlook Today and Outlook 2010 Funds, typically invest a majority of their assets in debt securities, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

Foreign Investments
Certain Funds make foreign investments which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Foreign investments may be made directly through securities purchased in foreign markets, or through

6   Outlook Funds Prospectus

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   COMMON RISKS FOR THE FUNDS (Continued)
--------------------------------------------------------------------------------

   investments in American Depositary Receipts (ADRs) and other similar investments. Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial, and other operational risks. Similar investments (European and Global Depositary Receipts) are receipts for stock deposited in foreign banks and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

   Asset Allocation Model
   We use an investment model that seeks undervalued asset classes. There is no guarantee that the investment model will make accurate determinations or that an asset class will perform as expected.

                                                    Outlook Funds Prospectus   7

Performance History
--------------------------------------------------------------------------------

   The Funds in this Prospectus were formerly "feeder" funds in a master/feeder arrangement, whereby each Fund invested all of its assets in a corresponding "master" fund with a substantially identical investment objective and investment strategies. As of June 23, 2001, the Funds became stand-alone funds that invest directly in a portfolio of securities. The information shown below and in the financial highlights for each of the Funds includes the activity of the Fund when it was a feeder in a master/feeder arrangement.

   The following information shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund`s average annual returns for one- and five-year periods and for the life of the Fund are compared to the performance of several appropriate broad-based indexes.

   Please remember that past performance is no guarantee of future results.

       Outlook Today Fund Class A Calendar Year Returns*

       [GRAPHIC]
       '95        17.16%
       '96         6.04%
       '97        10.43%
       '98        10.14%
       '99         4.50%
       '00         4.36%
       '01         3.31%

       Best Qtr.: Q2 '97 . 5.62%              Worst Qtr.: Q3 '99 . (0.49)%

       * Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through March 31, 2002 was (0.10)%.

8    Outlook Funds Prospectus

--------------------------------------------------------------------------------

   The table below provides average annual total return information for the Fund's Class A, Class B, and Class C shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares and after-tax returns for the Class B and C shares will vary.

   Average annual total returns/1/
                                                                         Life of
   for the period ended 12/31/01                       1 year   5 year     Fund
   Class A Returns Before Taxes (Incept. 3/1/94)       (2.59)%   5.24%     5.96%
   Class A Returns After Taxes on Distributions        (3.82)%   2.92%     3.76%
   Class A Returns After Taxes on Distributions
      and Sale of Fund Shares                          (1.49)%   3.40%     3.93%
   Class B Returns Before Taxes (Incept. 8/1/98)/2/    (2.22)%   5.66%     6.23%
   Class C Returns Before Taxes (Incept. 12/1/98)/2/    1.85%    5.97%     6.23%
   S&P 500 Index/3/                                   (11.88)%  10.70%    14.21%
   Wilshire 5000 Index/5/                               2.55%    9.77%    12.70%
   LB Aggregate Bond Index/4/                           8.44%    7.43%     7.11%
   iMoneyNet All Taxable Money Fund Average             2.68%    5.14%     5.62%

   /1/ Returns shown reflect applicable sales charges.
   /2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
   /3/ S&P 500 is a registered trademark of Standard & Poor's.
   /4/ Lehman Brothers Aggregate Bond Index.
   /5/ The Fund has selected the Wilshire 5000 Index to replace the S&P 500
       Index going forward because the Wilshire 5000 Index is more representative of the breadth of the Fund's holdings.

                                                    Outlook Funds Prospectus   9

Performance History
--------------------------------------------------------------------------------

        Outlook 2010 Fund Class A Calendar Year Returns*

         [GRAPHIC]

        '95       23.56%
        '96       10.50%
        '97       16.27%
        '98       15.67%
        '99        9.10%
        '00        0.39%
        '01       (1.04)%

        Best Qtr.: Q4 '98 . 9.99%     Worst Qtr.: Q3 '01 . (4.50)%

        * Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through March 31, 2002 was 0.30%.

10   Outlook Funds Prospectus

--------------------------------------------------------------------------------

   The table below provides average annual total return information for the Fund's Class A, Class B, and Class C shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares and after-tax returns for the Class B and C shares will vary.

    Average annual total returns/1/
                                                                         Life of
    for the period ended 12/31/01                       1 year   5 year    Fund
    Class A Returns Before Taxes (Incept. 3/1/94)       (6.70)%   6.55%    8.13%
    Class A Returns After Taxes on Distributions        (7.73)%   4.40%    6.11%
    Class A Returns After Taxes on Distributions
       and Sale of Fund Shares                          (3.92)%   4.69%    5.95%
    Class B Returns Before Taxes (Incept. 3/1/97)/2/    (6.31)%   6.93%    8.37%
    Class C Returns Before Taxes (Incept. 12/1/98)/2/   (2.47)%   7.23%    8.37%
    S&P 500 Index/3/                                   (11.88)%  10.70%   14.21%
    Wilshire 5000 Index/6/                               2.55 %   9.77%   12.70%
    MSCI/EAFE Index/4/                                 (21.44)%   0.89%    2.66%
    LB Aggregate Bond Index/5/                           8.44%    7.43%    7.11%

    /1/ Returns shown reflect applicable sales charges.
    /2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.
    /3/ S&P 500 is a registered trademark of Standard & Poor's.
    /4/ Morgan Stanley Capital International/Europe, Australasia and Far East
        Index.
    /5/ Lehman Brothers Aggregate Bond Index.
    /6/ The Fund has selected the Wilshire 5000 Index to replace the S&P 500
        Index going forward because the Wilshire 5000 Index is more representative of the breadth of the Fund's holdings.

                                                    Outlook Funds Prospectus  11

Performance History
--------------------------------------------------------------------------------

    Outlook 2020 Fund Class A Calendar Year Returns*

    [GRAPHIC]
    '95    27.13%
    '96    13.21%
    '97    20.90%
    '98    19.59%
    '99    13.72%
    '00    (4.03)%
    '01    (6.51)%

    Best Qtr.: Q4 '98 . 14.48%     Worst Qtr.: Q3 '01 . (9.11)%

    * Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through March 31, 2002 was 0.24%.

 12    Outlook Funds Prospectus

--------------------------------------------------------------------------------



       The table below provides average annual total return information for the Fund's Class A, Class B, and Class C shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares and after-tax returns for the Class B and C shares will vary.

            Average annual total returns/1/
                                                                                     Life of
            for the period ended 12/31/01                        1 year    5 year     Fund
            Class A Returns Before Taxes (Incept. 3/1/94)       (11.90)%    6.81%     9.06%

            Class A Returns After Taxes on Distributions        (12.45)%    4.82%     7.16%

            Class A Returns After Taxes on Distributions
             and Sale of Fund Shares                             (7.11)%    5.15%     6.95%

            Class B Returns Before Taxes (Incept. 3/1/97)/2/    (11.54)%    7.22%     9.32%

            Class C Returns Before Taxes (Incept. 12/1/98)/2/    (7.90)%    7.51%     9.32%

            S&P 500 Index/3/                                    (11.88)%   10.70%    14.21%

            Wilshire 5000 Index/6/                                2.55%     9.77%    12.70%

            MSCI/EAFE Index/4/                                  (21.44)%    0.89%     2.66%

            LB Aggregate Bond Index/5/                            8.44%     7.43%     7.11%

       /1/Returns shown reflect applicable sales charges.

       /2/Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.

       /3/S&P 500 is a registered trademark of Standard & Poor's.

       /4/Morgan Stanley Capital International/Europe, Australasia and Far East Index.

       /5/Lehman Brothers Aggregate Bond Index.

       /6/The Fund has selected the Wilshire 5000 Index to replace the S&P 500 Index going forward because the Wilshire 5000 Index is more representative of the breadth of the Fund's holdings.



                                                   Outlook Funds Prospectus   13

Performance History
--------------------------------------------------------------------------------
      Outlook 2030 Fund Class A Calendar Year Returns*

      [GRAPHIC]
      '95      30.76%
      '96      15.32%
      '97      24.14%
      '98      22.40%
      '99      16.46%
      '00      (5.99)%
      '01     (10.17)%

      Best Qtr.: Q4 '98 . 17.93%         Worst Qtr.: Q3 '01 . (12.25)%

      * Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through March 31, 2002 was 0.40%.

14      Outlook Funds Prospectus

--------------------------------------------------------------------------------

       The table below provides average annual total return information for the Fund's Class A, Class B, and Class C shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares and after-tax returns for the Class B and C shares will vary.

            Average annual total returns/1/
                                                                                     Life of
            for the period ended 12/31/01                         1 year    5 year    Fund
            Class A Returns Before Taxes (Incept. 3/1/94)        (15.36)%    7.09%     9.85%

            Class A Returns After Taxes on Distributions         (16.09)%    5.31%     8.15%

            Class A Returns After Taxes on Distributions
             and Sale of Fund Shares                              (8.95)%    5.60%     7.82%

            Class B Returns Before Taxes (Incept. 3/1/97)/2/     (15.00)%    7.46%    10.09%

            Class C Returns Before Taxes (Incept. 12/1/98)/2/    (11.54)%    7.73%    10.07%

            S&P 500 Index/3/                                     (11.88)%   10.70%    14.21%

            Wilshire 5000 Index/6/                                 2.55%     9.77%    12.70%

            MSCI/EAFE Index/4/                                   (21.44)%    0.89%     2.66%

            LB Aggregate Bond Index/5/                             8.44%     7.43%     7.11%

       /1/Returns shown reflect applicable sales charges.

       /2/Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.

       /3/S&P 500 is a registered trademark of Standard & Poor's.

       /4/Morgan Stanley Capital International/Europe, Australasia and Far East Index.

       /5/Lehman Brothers Aggregate Bond Index.

       /6/The Fund has selected the Wilshire 5000 Index to replace the S&P 500 Index going forward because the Wilshire 5000 Index is more representative of the breadth of the Fund's holdings.

                                                     Outlook Funds Prospectus 15

Performance History
--------------------------------------------------------------------------------

      Outlook 2040 Fund Class A Calendar Year Returns*

      [GRAPHIC]
      '95        32.21%
      '96        18.41%
      '97        26.49%
      '98        25.17%
      '99        21.02%
      '00       (10.01)%
      '01       (13.82)%

      Best Qtr.: Q4 '98 . 21.54%         Worst Qtr.: Q3 '01 . (15.22)%

      * Returns do not reflect sales charges. If they did, returns would be lower. The Fund's year-to-date performance through March 31, 2002 was 0.43%.

16      Outlook Funds Prospectus

The table below provides average annual total return information for the Fund's Class A, Class B, and Class C shares, and includes both before- and after-tax returns for the Class A shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Class A shares and after-tax returns for the Class B and C shares will vary.

  Average annual total returns/1/
                                                                                 Life of
  for the period ended 12/31/01                           1 year     5 year        Fund
  Class A Returns Before Taxes (Incept. 3/1/94)           (18.79)%     6.97%      10.43%

  Class A Returns After Taxes on Distributions            (19.00)%     5.30%       8.79%

  Class A Returns After Taxes on Distributions
   and Sale of Fund Shares                                (11.25)%     5.68%       8.47%

  Class B Returns Before Taxes (Incept. 3/1/97)/2/        (18.51)%     7.31%      10.67%

  Class C Returns Before Taxes (Incept. 7/1/98)/2/        (15.13)%     7.61%      10.66%

  S&P 500 Index/3/                                        (11.88)%    10.70%      14.21%

  Wilshire 5000 Index/6/                                    2.55%      9.77%      12.70%

  MSCI/EAFE Index/4/                                      (21.44)%     0.89%       2.66%

  LB Aggregate Bond Index/5/                                8.44%      7.43%       7.11%

 /1/ Returns shown reflect applicable sales charges.

 /2/ Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares adjusted to reflect this Class's fees and expenses.

 /3/ S&P 500 is a registered trademark of Standard & Poor's.

 /4/ Morgan Stanley Capital International/Europe, Australasia and Far East
     Index.

 /5/ Lehman Brothers Aggregate Bond Index.

 /6/ The Fund has selected the Wilshire 5000 Index to replace the S&P 500 Index going forward because the Wilshire 5000 Index is more representative of the breadth of the Fund's holdings.

                                                   Outlook Funds Prospectus   17

Outlook Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                           All Funds   All Funds   All Funds

                                                         -------------------------------------
                                                            CLASS A     CLASS B     CLASS C
----------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                          5.75%        None        None

Maximum deferred sales charge (load) (as
a percentage of the lower of the Net
Asset Value ("NAV") at purchase or the NAV at redemption)    None/1/     5.00%       1.00%
----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                      Outlook                         Outlook
                                                    Today Fund                       2010 Fund
                                        --------------------------------------------------------------------
                                          CLASS A    CLASS B    CLASS C    CLASS A    CLASS B     CLASS C
------------------------------------------------------------------------------------------------------------
Management Fees                              0.70%      0.70%      0.70%       0.70%      0.70%      0.70%
Distribution (12b-1) Fees                    0.00%      0.75%      0.75%       0.00%      0.75%      0.75%
Other Expenses/2/                            0.93%      0.81%      0.81%       0.83%      0.67%      0.67%
------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES         1.63%      2.26%      2.26%       1.53%      2.12%      2.12%
------------------------------------------------------------------------------------------------------------
Fee Waivers                                  0.33%      0.46%      0.46%       0.23%      0.32%      0.32%
------------------------------------------------------------------------------------------------------------
NET EXPENSES/3/                              1.30%      1.80%      1.80%       1.30%      1.80%      1.80%
------------------------------------------------------------------------------------------------------------

/1/ Class A shares that are purchased at NAV in amounts of $1,000,000 or more may be assessed a 1.00% CDSC if they are redeemed within one year from the date of purchase. See "A Choice of Share Classes" for further information. All other Class A shares will not have a CDSC.

/2/ Other expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo Bank.

/3/ The Adviser has committed through June 30, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

18  Outlook Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

               Outlook                          Outlook                          Outlook
             2020 Fund                         2030 Fund                        2040 Fund
------------------------------------------------------------------------------------------------------
CLASS A     CLASS B     CLASS C     CLASS A     CLASS B     CLASS C    CLASS A     CLASS B    CLASS C
------------------------------------------------------------------------------------------------------
 0.70%        0.70%      0.70%       0.70%        0.70%      0.70%      0.70%        0.70%     0.70%
 0.00%        0.75%      0.75%       0.00%        0.75%      0.75%      0.00%        0.75%     0.75%
 0.80%        0.63%      0.63%       0.87%        0.72%      0.72%      0.85%        0.69%     0.69%
------------------------------------------------------------------------------------------------------
 1.50%        2.08%      2.08%       1.57%        2.17%      2.17%      1.55%        2.14%     2.14%
------------------------------------------------------------------------------------------------------
 0.20%        0.28%      0.28%       0.27%        0.37%      0.37%      0.25%        0.34%     0.34%
------------------------------------------------------------------------------------------------------
 1.30%        1.80%      1.80%       1.30%        1.80%      1.80%      1.30%        1.80%     1.80%
------------------------------------------------------------------------------------------------------

                                                     Outlook Funds Prospectus 19

Outlook Funds
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

-----------------------------------------------------------------------------------------------------------------------
                                                                 Outlook                        Outlook
                                                               Today Fund                     2010 Fund
                                                     ------------------------------------------------------------------
                                                      CLASS A    CLASS B    CLASS C    CLASS A    CLASS B     CLASS C
-----------------------------------------------------------------------------------------------------------------------
  1 YEAR                                              $  700     $  683     $  283     $  700      $  683     $   283
  3 YEARS                                             $1,029     $  962     $  662     $1,009      $  933     $   633
  5 YEARS                                             $1,381     $1,368     $1,168     $1,341      $1,310     $ 1,110
 10 YEARS                                             $2,371     $2,326     $2,559     $2,275      $2,206     $ 2,427
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you do NOT redeem your shares at the end of each period:

-----------------------------------------------------------------------------------------------------------------------
                                                                 Outlook                       Outlook
                                                               Today Fund                     2010 Fund
                                                     ------------------------------------------------------------------
                                                      CLASS A    CLASS B    CLASS C    CLASS A    CLASS B     CLASS C
-----------------------------------------------------------------------------------------------------------------------
  1 YEAR                                              $  700     $  183     $  183     $  700     $  183      $   183
  3 YEARS                                             $1,029     $  662     $  662     $1,009     $  633      $   633
  5 YEARS                                             $1,381     $1,168     $1,168     $1,341     $1,110      $ 1,110
 10 YEARS                                             $2,371     $2,326     $2,559     $2,275     $2,206      $ 2,427
-----------------------------------------------------------------------------------------------------------------------

 20    Outlook Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
            Outlook                         Outlook                          Outlook
           2020 Fund                       2030 Fund                        2040 Fund
------------------------------------------------------------------------------------------------
 CLASS A   CLASS B   CLASS C     CLASS A    CLASS B    CLASS C     CLASS A   CLASS B  CLASS C
------------------------------------------------------------------------------------------------
 $  700    $  683    $  283      $  700     $  683     $  283      $  700    $  683   $   283
 $1,003    $  925    $  625      $1,017     $  944     $  644      $1,013    $  937   $   637
 $1,329    $1,293    $1,093      $1,357     $1,331     $1,131      $1,349    $1,318   $ 1,118
 $2,246    $2,170    $2,388      $2,313     $2,250     $2,474      $2,294    $2,225   $ 2,446
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
             Outlook                       Outlook                           Outlook
            2020 Fund                     2030 Fund                         2040 Fund
------------------------------------------------------------------------------------------------
 CLASS A   CLASS B   CLASS C     CLASS A    CLASS B    CLASS C     CLASS A   CLASS B  CLASS C
------------------------------------------------------------------------------------------------
 $  700    $  183    $  183       $  700    $  183     $  183      $  700    $  183   $   183
 $1,003    $  625    $  625       $1,017    $  644     $  644      $1,013    $  637   $   637
 $1,329    $1,093    $1,093       $1,357    $1,131     $1,131      $1,349    $1,118   $ 1,118
 $2,246    $2,170    $2,388       $2,313    $2,250     $2,474      $2,294    $2,225   $ 2,446
------------------------------------------------------------------------------------------------

                                                     Outlook Funds Prospectus 21

Key Information
--------------------------------------------------------------------------------

     Key Terms
     An "asset class" is a broad category of investments such as "bonds" or "equities." "Allocation" refers to the distribution of portfolio assets among two or more asset classes and among indexes within each asset class. The Funds offered in this Prospectus are managed using a computer model that recommends the allocation of assets according to a Fund's investment objective and risk tolerance.

     In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the Trust), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

     ---------------------------------------------------------------------------
     Important information you should look for as you decide to invest in a
     Fund:
     The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

     ---------------------------------------------------------------------------
     Investment Objective and Investment Strategies
     The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

     .    what the Fund is trying to achieve;

     .    how we intend to invest your money; and

     . what makes the Fund different from the other Funds offered in this Prospectus.

     ---------------------------------------------------------------------------
     Permitted Investments
     A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

     ---------------------------------------------------------------------------
     Important Risk Factors
     Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

     Words appearing in italicized print and highlighted in color are defined in the Glossary.

22   Outlook Funds Prospectus

Outlook Funds
--------------------------------------------------------------------------------

     Investment Objectives

     Each Fund seeks to provide investors with an asset allocation strategy designed to maximize assets for retirement or for other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. Investors are encouraged to select a particular Outlook Fund based on their investment time horizon. Specifically:

     . Outlook Today Fund is managed for investors who have retired, are planning to retire or will begin to withdraw substantial portions of their investment in the near future.

     . Outlook 2010 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2010.

     . Outlook 2020 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2020.

     . Outlook 2030 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2030.

     . Outlook 2040 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2040.

     ---------------------------------------------------------------------------
     Investment Strategies
     The Funds were the first funds of their kind to offer a flexible investment strategy designed to change over specific time horizons. Typically, long-term investment goals are pursued with a more aggressive mix of equities and fixed-income securities than short-term goals. The allocation of each Fund gradually grows more conservative as the year in the Fund's title approaches. You are encouraged to choose the Fund whose title year most closely matches the year during which you expect to begin regularly redeeming shares.

     Keep in mind, however, that the year in each Fund's title also serves as a guide to the relative risk exposure of each Fund, where the Outlook 2040 Fund has the most aggressive asset allocation and the Outlook Today Fund has the least aggressive asset allocation. If you have a low risk tolerance, you may not wish to invest in the Outlook 2040 Fund, for example, even if you do not expect to retire for another forty years. Conversely, you may feel comfortable choosing a more aggressive Outlook Fund for a near-term investment goal.

     Each Fund follows an asset allocation strategy among three broad investment classes: equity and debt securities of domestic and foreign issuers and cash in the form of money market instruments. We allocate and reallocate assets among a wide range of indexes representing U.S. and international common stocks, fixed-income securities and money market instruments according to the recommended mix suitable for each Fund's risk level. Under normal circumstances, the Outlook Today Fund will typically invest 65% of its assets in fixed-income securities and 35% of its assets in equity securities as it seeks stable income production and reduced volatility. The more aggressive Funds may invest up to 100% of their assets in stocks, but as their title year approaches, their allocation will increasingly resemble the current allocation of the Outlook Today Fund.

                                                Outlook Funds Prospectus      23

Outlook Funds
--------------------------------------------------------------------------------

     Each Fund employs a tactical asset allocation component of the model, which may alter its investment mix to address short-term market conditions that affect the relative attractiveness of asset classes. The tactical asset allocation component provides BGFA with the flexibility to make tactical shifts within a 15% range above or below a Fund's strategic "normal" equity asset allocation percentage.

     The Outlook Today Fund seeks to maximize total return consistent with assuming the lowest risk of any Outlook series. However, unlike the remaining Outlook Funds with target dates, the Outlook Today Fund does not reduce its investment risk through time. Instead, the Fund is expected to have a long-term average mix of approximately 35% equity securities, with the remainder in debt securities and money market instruments. The Outlook Today Fund does employ the tactical asset allocation component of the model. When other Outlook Funds reach their target date, it is expected that shareholders will be asked to approve combining such Funds with the Outlook Today Fund.

     ---------------------------------------------------------------------------
     Model-Driven Decisions
     The Funds' assets are allocated across investment groups according to a sophisticated mathematical model that was developed in 1993 and is continually refined. BGFA's investment professionals conduct ongoing research to enhance the model and to ensure that it is keeping pace with the world's constantly changing financial markets. Using this model, BGFA gains a consistent and objective structure for making investment decisions. Unlike traditional investment funds that employ individual portfolio managers who make decisions on a more subjective basis, BGFA applies a scientific approach to investing through the use of such a model.

     --------------------------------------------------------------------------
     Asset Allocation Decisions
     In buying securities for each Fund, the investment model does not select individual companies. Instead, the model selects a mix of indexes by measuring their risk levels and expected returns based on a proprietary set of criteria that analyzes extensive financial and economic data (such as market interest rates and inflation data), as well as risk correlation and expected return statistics. The model then allocates a portion of each Fund's assets to each index appropriate for each individual Fund. Where practicable, each Fund buys all the securities that comprise a recommended index; otherwise, the Fund buys a representative sample in an effort to match an index's return as closely as possible. Some of the indexes are well known broad-based indexes; others were specifically created by an affiliate of BGFA to reflect a particular market segment. The model focuses on the selection of indexes or asset classes and does not try to avoid individual underperforming securities investments nor does it try to pick individual investments that might outperform an index.

     This strategy stems from the belief that asset allocation decisions--which index or investment category you choose--matter more to overall investment performance than individual security selection--which stock or bond you choose.

     ---------------------------------------------------------------------------
     Risk Tolerance
     Two general rules of investing have shaped the Funds' strategies:

     . Higher investment returns usually go hand-in-hand with higher risk. Put another way, the greater an investment's potential return, the greater its potential for loss. Historically, for example, stocks have outperformed bonds, but the worst year for stocks on record was much worse than the worst year for bonds.

24    Outlook Funds Prospectus

--------------------------------------------------------------------------------

     . The longer an investor's time horizon, the greater the investor's risk tolerance. The investor's investments have more time to recoup their losses.

     The Funds with longer time horizons are subject to more risk. This normally gives investors the potential for greater returns than the Funds with shorter time horizons. As a Fund approaches its time horizon, and its investors have less time to recover from market declines, the Fund systematically reduces the level of risk. This systematic shift toward more stable investments should help secure the value of your Outlook investment as the time nears for you to begin drawing on it.

     BGFA does not limit its analysis to long-term expectations. The investment model also takes into account short-term market conditions. If conditions in a market have increased risk levels of an investment type or index to a point that its risk outweighs its expected returns, the model will not allocate as much of a Fund's assets to it as it otherwise might. Conversely, the model may reduce a Fund's allocation, even when risks have not increased, because an investment type's or index's expected return has fallen. This usually happens because prices in a market have risen so high that the potential for further gain appears limited.

     ---------------------------------------------------------------------------
     After a Fund Reaches its Time Horizon
     By the time a Fund reaches the decade identified by its name, it has reached its least aggressive state in terms of building capital. This does not mean that it invests exclusively in money market instruments. Rather, because BGFA believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, the Fund continues to allocate a significant portion of its assets to stocks and bonds, in addition to money market instruments. On average, BGFA expects that about 35% of the Fund's assets will be invested in stocks, with the remainder in debt securities and money market instruments.

     ---------------------------------------------------------------------------
     Permitted Investments
     We seek exposure to U.S. and foreign equity markets by investing in securities of the following stock indexes:

     . The Russell 1000 Index, which consists primarily of large-capitalization U.S. stocks;

     . The S&P/BARRA 500 Stock Index, which consists primarily of large-capitalization U.S. stocks;

          . The S&P/BARRA Value Stock Index, which consists primarily of large-capitalization U.S. stocks with lower than average price-to-book ratios;

          . The S&P/BARRA Growth Stock Index, which consists primarily of large-capitalization U.S. stocks with higher than average price-to-book ratios;

     . The BGI Intermediate Capitalization Stock Index, which consists primarily of medium-capitalization U.S. stocks;

          . The BGI Intermediate Capitalization Value Index, which consists primarily of medium-capitalization U.S. stocks with lower than average price-to-book ratios;

          . The BGI Intermediate Capitalization Growth Index, which consists primarily of medium-capitalization U.S. stocks with higher than average price-to-book ratios;

     . The BGI Intermediate Capitalization Utility Stock Index, which consists primarily of medium-capitalization U.S. utility stocks;

                                                Outlook Funds Prospectus      25

Outlook Funds
--------------------------------------------------------------------------------

     . The BGI Micro Capitalization Market Index, which consists primarily of small-capitalization U.S. stocks;

     . The Russell 2000 Index, which consists primarily of small-capitalization U.S. stocks;

         . The Russell 2000 Value Stock Index, which consists primarily of small-capitalization U.S. stocks with lower than average price-to-book ratios;

         . The Russell 2000 Growth Stock Index, which consists primarily of small-capitalization U.S. stocks with higher than average price-to-book ratios;

     . The Morgan Stanley Capital International Japan Index, consisting primarily of large-capitalization Japanese stocks; and

     . The Morgan Stanley Capital International Europe, Australasia, Far East ex-Japan Index, consisting primarily of non-Japanese foreign stocks.


     We seek exposure to the U.S. fixed-income markets by investing in securities representative of the following indexes:

     . The Lehman Brothers Long-Term Government Bond Index, which consists of all U.S. Government bonds with maturities of at least ten years;

     . The Lehman Brothers Intermediate-Term Government Bond Index, which consists of all U.S. Government bonds with maturities of less than ten years but more than one year;

     . The Lehman Brothers Long-Term Corporate Bond Index, which consists of all investment-grade U.S. corporate bonds with maturities of at least ten years;

     . The Lehman Brothers Intermediate-Term Corporate Bond Index, which consists of all investment-grade U.S. corporate bonds with maturities of less than ten years but more than one year;

     . The Lehman Brothers Mortgage-Backed Securities Index, which consists of all fixed-coupon mortgage pass-through issued by or backed by the U.S. Government or its agencies.

     We seek foreign debt market exposure through investments in securities representative of the Salomon Brothers Non-U.S. World Government Bond Index, which consists of a range of foreign government bonds with maturities of greater than one year.

     We also invest in high-quality money market instruments, including U.S. Government obligations, obligations of foreign and domestic banks, short-term corporate debt instruments and repurchase agreements. In addition, under normal market circumstances, we may invest in call and put options on stock indexes, stock index futures, options on stock index futures, interest rate and interest rate futures contracts as a substitute for a comparable market position in stocks.

     We are not required to keep a minimum investment in any of the indexes, nor are we prohibited from investing substantially all of our assets in a single asset class. The asset allocation may shift at any time.

 26    Outlook Funds Prospectus

-------------------------------------------------------------------------------------------------

     Portfolio Allocations
     As of February 28, 2002, each Fund 's asset weighting was as follows:

     --------------------------------------------------------------------------------------------
                                                     OUTLOOK
                                                      TODAY   OUTLOOK   OUTLOOK    OUTLOOK   OUTLOOK
              ASSET CLASS                             FUND   2010 FUND 2020 FUND  2030 FUND 2040 FUND
       Money Market Instruments                        1%        1%        1%         1%       1%

       Bonds                                          60%       41%       27%        15%       4%

       Stocks of Largest U.S. Companies               27%       41%       49%        56%      64%

       Stocks of all other U.S. Companies              6%        7%        8%         9%      11%

       Stocks Trading Outside the U.S.                 6%       10%       15%        19%      20%

     Portfolio Management
     Unlike traditional investment funds that employ individual portfolio managers who make decisions on a more subjective basis, BGFA applies a scientific approach to investing through the use of an asset allocation model. BGFA's investment professionals conduct ongoing research to enhance the model.

     ---------------------------------------------------------------------------
     Important Risk Factors
     The Funds are primarily subject to the risks described under "Common Risks for the Funds" on page 6. The value of investments in options on stock indexes is affected by price level movements for a particular index, rather than price movements for an individual issue.

     You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 38. These considerations are all important to your investment choice.

                                                     Outlook Funds Prospectus 27

Outlook Funds
--------------------------------------------------------------------------------


This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and each Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.


--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                            OUTLOOK TODAY FUND CLASS A SHARES--COMMENCED
                                                            ON MARCH 1, 1994
                                                         ----------------------------------------------------------------
                                                             Feb. 28,     Feb. 28,    Feb. 29,    Feb. 28,    Feb. 28,
   For the period ended:                                       2002         2001        2000        1999        1998
                                                         ----------------------------------------------------------------
   Net asset value, beginning of period                       $  9.94     $ 10.30    $ 10.52     $ 10.83     $ 10.71

   Income from investment operations:
     Net investment income (loss)                                0.29        0.38       0.38        0.36        0.43
     Net realized and unrealized gain (loss)
       on investments                                           (0.09)       0.21       0.09        0.32        0.81

   Total from investment operations                              0.20        0.59       0.47        0.68        1.24

   Less distributions:
     Dividends from net investment income                       (0.29)      (0.39)     (0.36)      (0.37)      (0.44)
     Distributions from net realized capital gain               (0.06)      (0.56)     (0.33)      (0.62)      (0.68)

   Total from distributions                                     (0.35)      (0.95)     (0.69)      (0.99)      (1.12)

   Net asset value, end of period                             $  9.79     $  9.94    $ 10.30     $ 10.52     $ 10.83

   Total return/1/                                               2.06%       5.79%      4.47%       6.40%      11.99%

   Ratios/supplemental data:
     Net assets, end of period (000s)                         $41,543     $46,316    $44,801     $56,986     $67,909

   Ratios to average net assets/2/:
     Ratio of expenses to average net assets                     1.30%       1.30%      1.30%       1.25%       1.20%
     Ratio of net investment income (loss) to
       average net assets                                        2.85%       3.66%      3.29%       3.27%       3.83%

   Portfolio turnover/3/                                           51%         58%        55%         66%         39%

   Ratio of expenses to average net assets prior
     to waived fees and reimbursed expenses/2/,/4/               1.63%       1.51%      1.45%       1.31%        N/A

/1/Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for less than one year are not annualized.

/2/For activity prior to June 23, 2001, ratios include income earned and expenses charged to the Master Portfolio. Ratios shown for periods of less than one year are annualized.

/3/For activity prior to June 23, 2001, the portfolio turnover rate reflects activity by the Master Portfolio.

/4/During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.



 28    Outlook Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------

CLASS B SHARES--COMMENCED                                  CLASS C SHARES--COMMENCED
ON AUGUST 1, 1998                                          ON DECEMBER 1, 1998
--------------------------------------------------------------------------------------------------------------
    Feb. 28,     Feb. 28,    Feb. 29,    Feb. 28,          Feb 28,     Feb. 28,      Feb. 29,      Feb. 29,
      2002        2001        2000        1999              2002        2001          2000          1999
--------------------------------------------------------------------------------------------------------------
    $ 10.11      $ 10.44      $10.61      $10.91           $10.09       $10.44        $10.62        $11.24

       0.23         0.31        0.27        0.07             0.23         0.34          0.29          0.04

      (0.08)        0.24        0.14        0.29            (0.08)        0.21          0.12         (0.04)

       0.15         0.55        0.41        0.36             0.15         0.55          0.41          0.00

      (0.24)       (0.32)      (0.25)      (0.04)           (0.24)       (0.34)        (0.26)        (0.01)

      (0.06)       (0.56)      (0.33)      (0.62)           (0.06)       (0.56)        (0.33)        (0.61)

      (0.30)       (0.88)      (0.58)      (0.66)           (0.30)       (0.90)        (0.59)        (0.62)

    $  9.96      $ 10.11      $10.44      $10.61           $ 9.94       $10.09        $10.44        $10.62

       1.54%        5.30%       3.87%       3.35%            1.52%        5.36%         3.91%         0.02%

    $16,678      $11,425      $6,457      $3,161           $7,678       $5,972        $7,243        $4,758

       1.80%        1.80%       1.80%       1.70%            1.80%        1.80%         1.80%         1.76%

       2.31%        3.15%       2.76%       2.24%            2.32%        3.19%         2.77%         2.27%

         51%          58%         55%         66%              51%          58%           55%           66%

       2.26%        2.00%       2.17%       3.01%            2.26%        1.97%         2.13%         2.66%




                                                     Outlook Funds Prospectus 29

Outlook Funds
--------------------------------------------------------------------------------



This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and each Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.



--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                              OUTLOOK 2010 FUND CLASS A SHARES--COMMENCED
                                                              ON MARCH 1, 1994
                                                           ---------------------------------------------------------------------
                                                                 Feb. 28,     Feb. 28,     Feb. 29,      Feb. 28,    Feb. 28
   For the period ended:                                          2002         2001         2000          1999        1998
                                                           ---------------------------------------------------------------------
     Net asset value, beginning of period                        $ 12.22     $  12.88      $ 13.27       $ 13.16     $ 12.20

     Income from investment operations:
        Net investment income (loss)                                0.28         0.35         0.34          0.32        0.36
        Net realized and unrealized gain (loss)
          on investments                                           (0.45)       (0.15)        0.66          0.94        1.82

     Total from investment operations                              (0.17)        0.20         1.00          1.26        2.18

     Less distributions:
        Dividends from net investment income                       (0.27)       (0.35)       (0.34)        (0.33)      (0.38)
        Distributions from net realized capital gain               (0.13)       (0.51)       (1.05)        (0.82)      (0.84)

     Total from distributions                                      (0.40)       (0.86)       (1.39)        (1.15)      (1.22)

     Net asset value, end of period                              $ 11.65     $  12.22      $ 12.88       $ 13.27     $ 13.16

     Total return/1/                                               (1.43)%       1.41%        7.50%         9.91%      18.45%

     Ratios/supplemental data:
        Net assets, end of period (000s)                         $89,878     $107,161      $89,056       $89,543     $89,659

     Ratios to average net assets/2/:
        Ratio of expenses to average net assets                     1.30%        1.30%        1.30%         1.25%       1.20%
        Ratio of net investment income (loss) to
          average net assets                                        2.25%        2.74%        2.45%         2.42%       2.85%

     Portfolio turnover/4/                                            39%          54%          49%           38%         46%
     Ratio of expenses to average net assets prior
        to waived fees and reimbursed expenses/2/,/5/               1.53%        1.43%        1.39%         1.28%        N/A


/1/Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.

/2/For activity prior to June 23, 2001, ratios include income earned and expenses charged to the Master Portfolio. Ratios shown for periods of less than one year are annualized.

/3/Distribution was less than $.01 per share.

/4/For activity prior to June 23, 2001, the portfolio turnover rate reflects activity by the Master Portfolio.

/5/During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

 30    Outlook Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
  CLASS B SHARES--COMMENCED                                 CLASS C SHARES--COMMENCED
  ON MARCH 1, 1997                                          ON DECEMBER 1998
------------------------------------------------------------------------------------------------------
Feb. 28,      Feb. 28,     Feb. 29,   Feb. 28,   Feb. 28,   Feb. 28,   Feb. 28,   Feb. 29,    Feb. 28,
  2002          2001         2000       1999       1998       2002       2001       2000       1999
$ 12.23       $ 12.88      $ 13.25    $ 13.10    $ 12.02    $ 12.32    $ 12.97    $ 13.29     $ 13.98

   0.20          0.28         0.25       0.22       0.19       0.20       0.29       0.21        0.04

  (0.43)        (0.14)        0.68       0.97       1.88      (0.43)     (0.16)      0.72        0.09

  (0.23)         0.14         0.93       1.19       2.07      (0.23)      0.13       0.93        0.13

  (0.21)        (0.28)       (0.25)     (0.22)     (0.15)     (0.21)     (0.27)     (0.20)       0.00/3/
  (0.13)        (0.51)       (1.05)     (0.82)     (0.84)     (0.13)     (0.51)     (1.05)      (0.82)

  (0.34)        (0.79)       (1.30)     (1.04)     (0.99)     (0.34)     (0.78)     (1.25)      (0.82)

$ 11.66       $ 12.23      $ 12.88    $ 13.25    $ 13.10    $ 11.75    $ 12.32    $ 12.97     $ 13.29

  (1.92)%        0.93%        6.96%      9.30%     17.64%     (1.90)%     0.89%      6.91%       1.11%

$41,166       $36,727      $29,937    $18,158    $ 6,248    $ 5,919    $ 5,850    $ 5,364     $   675

   1.80%         1.80%        1.80%      1.76%      1.70%      1.80%      1.80%      1.80%       1.76%

   1.73%         2.23%        1.93%      1.90%      2.15%      1.74%      2.24%      1.88%       2.04%

     39%           54%          49%        38%        46%        39%        54%        49%         38%

   2.12%         1.95%        1.94%      1.84%       N/A       2.12%      1.96%      2.52%       7.72%

                                                   Outlook Funds Prospectus   31

Outlook Funds
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and each Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                    OUTLOOK 2020 FUND CLASS A SHARES--COMMENCED
                                                    ON MARCH 1, 1994
                                                    -------------------------------------------------------------
                                                     Feb. 28,     Feb. 28,     Feb. 29,    Feb. 28,     Feb. 28,
For the period ended:                                  2002         2001         2000        1999         1998
                                                    -------------------------------------------------------------
Net asset value, beginning of period                $  13.28     $   14.78    $   14.91   $   14.70    $   12.98

Income from investment operations:
  Net investment income (loss)                          0.13          0.24         0.24        0.24         0.28
  Net realized and unrealized gain (loss)
    on investments                                     (0.87)        (0.75)        1.33        1.47         2.73

Total from investment operations                       (0.74)        (0.51)        1.57        1.71         3.01

Less distributions:
  Dividends from net investment income                 (0.14)        (0.23)       (0.24)      (0.25)       (0.29)
  Distributions from net realized capital gain         (0.11)        (0.74)       (1.46)      (1.25)       (1.00)
  Return of capital                                     0.00         (0.02)        0.00        0.00         0.00

Total from distributions                               (0.25)        (0.99)       (1.70)      (1.50)       (1.29)

Net asset value, end of period                      $  12.29     $   13.28    $   14.78   $   14.91    $   14.70

Total return/1/                                        (5.57)%       (3.79)%      10.45%      12.02%       23.97%

Ratios/supplemental data:
  Net assets, end of period (000s)                  $137,265     $ 154,871    $ 176,460   $ 165,584    $ 166,198

Ratios to average net assets/2/:
  Ratio of expenses to average net assets               1.30%         1.30%        1.30%       1.25%        1.20%
  Ratio of net investment income (loss) to
    average net assets                                  1.35%         1.63%        1.52%       1.61%        2.05%

Portfolio turnover/4/                                     29%           39%          43%         36%          41%

Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses/2/,/5/         1.50%         1.39%        1.33%       1.26%         N/A

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ For activity prior to June 23, 2001, ratios include income earned and expenses charged to the Master Portfolio. Ratios shown for periods of less than one year are annualized.
/3/  Distribution was less than $.01 per share.
/4/ For activity prior to June 23, 2001, the portfolio turnover rate reflects activity by the Master Portfolio.
/5/ During each period, various fees and/or expenses were waived/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

32    Outlook Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

 CLASS B SHARES--COMMENCED                              CLASS C SHARES--COMMENCED
 ON MARCH 1, 1997                                       ON DECEMBER 1, 1998
------------------------------------------------------------------------------------------------
Feb. 28,     Feb. 28,    Feb. 29,  Feb. 28,   Feb. 28,   Feb. 28,   Feb. 28,   Feb. 29, Feb. 28,
  2002         2001        2000     1999       1998       2002       2001       2000     1999
------------------------------------------------------------------------------------------------
$ 13.17     $  14.66    $  14.79  $  14.55   $  12.79   $ 13.25    $ 14.74    $ 14.82   $ 15.82

   0.07         0.16        0.15      0.15       0.14      0.07       0.16       0.11      0.01

  (0.87)       (0.74)       1.33      1.48       2.74     (0.87)     (0.74)      1.37      0.22

  (0.80)       (0.58)       1.48      1.63       2.88     (0.80)     (0.58)      1.48      0.23

  (0.08)       (0.16)      (0.15)    (0.15)     (0.12)    (0.08)     (0.16)     (0.10)     0.00/3/

  (0.11)       (0.74)      (1.46)    (1.24)     (1.00)    (0.11)     (0.74)     (1.46)    (1.23)

   0.00        (0.01)       0.00      0.00       0.00      0.00      (0.01)      0.00      0.00

  (0.19)       (0.91)      (1.61)    (1.39)     (1.12)    (0.19)     (0.91)     (1.56)    (1.23)

$ 12.18     $  13.17    $  14.66  $  14.79   $  14.55   $ 12.26    $ 13.25    $ 14.74   $ 14.82

  (6.09)%      (4.25)%      9.90%    11.56%     23.05%    (6.06)%    (4.26)%     9.87%     1.70%

$43,280     $ 47,591    $ 47,472  $ 28,467   $ 12,129   $ 6,767    $ 6,308    $ 3,009   $   192

   1.80%        1.80%       1.80%     1.76%      1.70%     1.80%      1.80%      1.80%     1.71%

   0.85%        1.12%       1.02%     1.04%      1.33%     0.83%      1.15%      0.92%     0.76%

     29%          39%         43%       36%        41%       29%        39%        43%       36%

   2.08%        1.94%       1.95%     1.84%       N/A      2.08%      1.96%      3.28%    52.02%

                                                     Outlook Funds Prospectus 33

Outlook Funds
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and each Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                      OUTLOOK 2030 FUND CLASS A SHARES--COMMENCED
                                                      ON MARCH 1, 1994
                                                      -----------------------------------------------------------
                                                      Feb. 28,    Feb. 28,    Feb. 29,     Feb. 28,     Feb. 28,
For the period ended:                                  2002        2001        2000         1999         1998
                                                      -----------------------------------------------------------
Net asset value, beginning of period                  $  15.13    $   16.96    $  17.15     $  16.51     $  13.83

Income from investment operations:
   Net investment income (loss)                           0.12         0.17        0.17         0.18         0.23
   Net realized and unrealized gain (loss)
     on investments                                      (1.43)       (1.17)       2.03         1.93         3.54

Total from investment operations                         (1.31)       (1.00)       2.20         2.11         3.77

Less distributions:
   Dividends from net investment income                  (0.12)       (0.16)      (0.17)       (0.19)       (0.23)
   Distributions from net realized capital gain          (0.36)       (0.67)      (2.22)       (1.28)       (0.86)

Total from distributions                                 (0.48)       (0.83)      (2.39)       (1.47)       (1.09)

Net asset value, end of period                        $  13.34    $   15.13    $  16.96     $  17.15     $  16.51

Total return/1/                                          (8.68)%      (6.29)%     12.63%       13.25%       28.01%

Ratios/supplemental data:
   Net assets, end of period (000s)                   $100,884    $ 133,569    $140,867     $134,008     $126,131

Ratios to average net assets/2/:
   Ratio of expenses to average net assets                1.30%        1.30%       1.30%        1.23%        1.20%
   Ratio of net investment income (loss) to
     average net assets                                   0.81%        0.97%       0.96%        1.07%        1.50%

Portfolio turnover/4/                                       27%          27%         26%          19%          27%

Ratio of expenses to average net assets prior
to waived fees and reimbursed expenses/2/,/5/               1.57%        1.41%       1.37%        1.26%         N/A

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ For activity prior to June 23, 2001, ratios include income earned and expenses charged to the Master Portfolio. Ratios shown for periods of less than one year are annualized.
/3/ Distribution was less than $.01 per share.
/4/ For activity prior to June 23, 2001, the portfolio turnover rate reflects activity by the Master Portfolio.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

34  Outlook Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

       CLASS B SHARES--COMMENCED                        CLASS C SHARES--COMMENCED
       ON MARCH 1, 1997                                 ON DECEMBER 1, 1998
----------------------------------------------------------------------------------------------------
Feb. 28,    Feb. 28,   Feb. 29,   Feb. 28,   Feb. 28,    Feb. 28,   Feb. 28,    Feb. 29,   Feb. 28,
 2002        2001       2000       1999       1998        2002       2001        2000       1999
----------------------------------------------------------------------------------------------------
$  14.88    $  16.72   $   16.93  $  16.28   $  13.63    $ 14.90    $ 16.74     $ 16.94    $ 17.89

    0.05        0.07        0.08      0.09       0.10       0.04       0.08        0.06       0.00

   (1.39)      (1.16)       2.01      1.92       3.50      (1.39)     (1.17)       2.01       0.31

   (1.34)      (1.09)       2.09      2.01       3.60      (1.35)     (1.09)       2.07       0.31

   (0.05)      (0.08)      (0.08)    (0.10)     (0.09)     (0.05)     (0.08)      (0.05)      0.00/3/

   (0.36)      (0.67)      (2.22)    (1.26)     (0.86)     (0.36)     (0.67)      (2.22)     (1.26)

   (0.41)      (0.75)      (2.30)    (1.36)     (0.95)     (0.41)     (0.75)      (2.27)     (1.26)

$  13.13    $  14.88   $   16.72  $  16.93   $  16.28    $ 13.14    $ 14.90     $ 16.74    $ 16.94

   (9.10)%     (6.79)%     12.13%    12.64%     26.93%     (9.12)%    (6.79)%     12.05%      1.98%

$ 27,913    $ 34,570   $  36,406  $ 25,206   $ 12,469    $ 3,412    $ 3,467     $ 1,293    $    92

    1.80%       1.80%       1.80%     1.75%      1.70%      1.80%      1.80%       1.80%      1.73%

    0.30%       0.47%       0.44%     0.52%      0.76%      0.29%      0.49%       0.36%      0.16%

      27%         27%         26%       19%        27%        27%        27%         26%        19%

    2.17%       2.00%       1.98%     1.84%       N/A       2.17%      2.16%       5.37%     72.87%

                                                    Outlook Funds Prospectus  35

Outlook Funds
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and each Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                    OUTLOOK 2040 FUND CLASS A SHARES--COMMENCED
                                                    ON MARCH 1, 1994
                                                    ------------------------------------------------------------
                                                    Feb. 28,    Feb. 28,    Feb. 29,    Feb. 28,   Feb. 28,
For the period ended:                                2002        2001        2000        1999       1998
                                                    ------------------------------------------------------------
Net asset value, beginning of period                $   15.50   $   18.78   $  17.87    $   17.07  $   14.50

Income from investment operations:
   Net investment income (loss)                          0.03        0.02       0.05         0.08       0.13
   Net realized and unrealized gain (loss)
     on investments                                     (1.80)      (1.98)      2.78         2.39       4.17

Total from investment operations                        (1.77)      (1.96)      2.83         2.47       4.30

Less distributions:
   Dividends from net investment income                  0.00       (0.03)     (0.05)       (0.08)     (0.14)
   Distributions from net realized capital gain         (0.18)      (1.29)     (1.87)       (1.59)     (1.59)

Total from distributions                                (0.18)      (1.32)     (1.92)       (1.67)     (1.73)

Net asset value, end of period                      $   13.55   $   15.50   $  18.78    $   17.87  $   17.07

Total return/1/                                        (11.45)%    (11.09%)    15.65%       14.98%     30.66%

Ratios/supplemental data:
   Net assets, end of period (000s)                 $ 169,829   $ 218,085   $306,002    $ 261,808  $ 248,195

Ratios to average net assets/2/:
   Ratio of expenses to average net assets               1.30%       1.30%      1.30%        1.25%      1.20%
   Ratio of net investment income (loss) to
     average net assets                                  0.24%       0.15%      0.24%        0.42%      0.82%

Portfolio turnover/4/                                      14%         20%        29%          19%        34%

Ratio of expenses to average net assets prior
   to waived fees and reimbursed expenses/2/,/5/         1.55%       1.41%      1.36%        1.26%       N/A

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for periods of less than one year are not annualized.
/2/ For activity prior to June 23, 2001, ratios include income earned and expenses charged to the Master Portfolio.
/3/ Distribution was less than $.01 per share.
/4/ For activity prior to June 23, 2001, the portfolio turnover rate reflects activity by the Master Portfolio.
/5/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

36  Outlook Funds Prospectus

                                                            Financial Highlights
--------------------------------------------------------------------------------

 CLASS B SHARES--COMMENCED                                      CLASS C SHARES--COMMENCED
 ON MARCH 1, 1997                                               ON JULY 1, 1998
-----------------------------------------------------------------------------------------------------------
Feb. 28,    Feb. 28,     Feb. 29,     Feb. 28,    Feb. 28,    Feb. 28,    Feb. 28,    Feb. 29,   Feb. 28,
  2002        2001         2000         1999        1998        2002        2001        2000       1999
-----------------------------------------------------------------------------------------------------------
 $  15.05    $  18.34     $  17.52     $  16.76    $  14.29    $  15.06    $ 18.34     $ 17.53    $ 18.01

    (0.05)      (0.05)       (0.04)       (0.01)       0.03       (0.04)     (0.05)      (0.04)     (0.01)

    (1.74)      (1.95)        2.73         2.33        4.06       (1.75)     (1.94)       2.72       1.08

    (1.79)      (2.00)        2.69         2.32        4.09       (1.79)     (1.99)       2.68       1.07

     0.00        0.00/3/      0.00        (0.01)      (0.03)       0.00       0.00/3/     0.00       0.00

    (0.18)      (1.29)       (1.87)       (1.55)      (1.59)      (0.18)     (1.29)      (1.87)     (1.55)

    (0.18)      (1.29)       (1.87)       (1.56)      (1.62)      (0.18)     (1.29)      (1.87)     (1.55)

 $  13.08    $  15.05     $  18.34     $  17.52    $  16.76    $  13.09    $ 15.06     $ 18.34    $ 17.53

   (11.93)%    (11.53)%      15.07%       14.37%      29.47%     (11.92)%   (11.52)%     15.07%      6.40%

 $ 67,290    $ 84,993     $ 93,757     $ 63,395    $ 30,754    $  5,432    $ 6,349     $ 6,095    $ 3,096

     1.80%       1.80%        1.80%        1.75%       1.70%       1.80%      1.80%       1.80%      1.71%

    (0.27)%     (0.35)%      (0.28)%      (0.12)%      0.08%      (0.27)%    (0.35)%     (0.30)%    (0.39)%

       14%         20%          29%          19%         34%         14%        20%         29%        19%

     2.14%       2.05%        1.95%        1.78%        N/A        2.14%      1.96%       2.55%      4.71%

                                                     Outlook Funds Prospectus 37

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

.. Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

..  We cannot guarantee that a Fund will meet its investment objective.

.. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good any such losses.

.. Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

.. An investment in a single Fund, by itself, does not constitute a complete investment plan.

.. The Funds that invest in smaller companies, foreign companies (including investments made through ADRs and similar investments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, foreign investment, liquidity and regulatory risk.

.. The Funds may also use various derivative instruments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

.. The Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). These are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U. S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Funds themselves. Collateralized mortgage obligations ("CMOs") typically represent principal-only and interest-only portions of such securities and are subject to increased interest-rate and credit risk.

38 Outlook Funds Prospectus

--------------------------------------------------------------------------------

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Emerging Market Risk--The additional risks associated with emerging markets, as defined in the glossary, including that they may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial, and other operational risks.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitments or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

                                                     Outlook Funds Prospectus 39

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

    Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

    Prepayment/Extension Risk--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected, which can alter the duration of a mortgage-backed security, increase interest-rate risk, and reduce rates of return.

    Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

    Small Company Investment Risk--The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more dramatically in response to selling pressure.

    In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" section on page 27 for additional information. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

40  Outlook Funds Prospectus

--------------------------------------------------------------------------------

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember each Fund is designed to meet different investment needs and objectives.

--------------------------------------------------------------------------------------------------
INVESTMENT PRACTICE                                                PRINCIPAL RISK(S)
--------------------------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary                          Leverage Risk
purposes (e.g. to meet shareholder
redemptions).

Emerging Markets
Securities of companies based in countries                         Emerging Market, Foreign
considered developing or to have "emerging"                        Investment, Regulatory,
stock markets. Generally these securities                          Liquidity and Currency Risk
have the same type of risks as foreign
securities, but to a higher degree.

Floating and Variable Rate Debt                                    Interest Rate
Instruments with interest rates that are adjusted                  Credit Risk
either on a schedule or when an index or
benchmark changes.

Foreign Obligations
Dollar-denominated debt obligations of non-U.S.                    Foreign Investment, Regulatory,
companies, foreign banks, foreign governments, and                 Liquidity and Currency Risk
other foreign entities.

Foreign Securities
Equity securities issued by a non-U.S.company,                     Foreign Investment, Regulatory,
which may be in the form of an ADR or similar                      Liquidity and Currency Risk
investment.

Forward Commitment, When-Issued and Delayed Delivery Transactions
Securities bought and sold for delivery at a later date or         Interest Rate, Leverage
bought or sold for a fixed price at a fixed date.                  and Credit Risk

Illiquid Securities
A security which may not be sold or disposed of                    Liquidity Risk
in the ordinary course of business within seven
days at the value determined for it by the Fund.
Limited to 15% of net assets.

Loans of Portfolio Securities
The practice of loaning securities to brokers,                     Credit, Counter-Party
dealers and financial  institutions to increase                    and Leverage Risk
return on those securities. Loans may be made up
to 1940 Act  limits (currently one-third of total
assets, including the value of collateral received).

Mortgage- and Other Asset-Backed Securities
Securities consisting of undivided fractional                      Interest Rate, Credit and
interests in pools of consumer loans, such                         Prepayment/Extension
as mortgage loans, car loans, credit card                          Risk
debt, or receivables held in trust.

Options
The right or obligation to receive or deliver a                    Credit and Liquidity Risk
security or cash payment depending on the security's
price or the performance of an index or benchmark.
Types of options used may include: options on securities,
options on a stock index, stock index futures and options
on stock index futures to protect liquidity and portfolio
value.

                                                     Outlook Funds Prospectus 41

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                  PRINCIPAL RISK(S)
--------------------------------------------------------------------------------
Other Mutual Funds
Investments by the Fund in shares of other           Market Risk
mutual funds, which will cause Fund
shareholders to bear a pro rata portion of the other fund's expenses, in addition to the expenses paid by the Fund.

Privately Issued Securities
Securities that are not publicly traded but          Liquidity Risk
which may or may not be resold in accordance with Rule 144A under the Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a security      Credit and
agrees to buy back a security at an agreed upon      Counter-Party Risk
time and price, usually with interest.

Small Company Securities
Investments in small companies, which may be less    Small Company, Investment,
liquid and more volatile than investments in larger Market and Liquidity Risk companies.

42    Outlook Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the adviser, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders it may change service providers.

------------------------------------------------------------------------------------------
                                     BOARD OF TRUSTEES
------------------------------------------------------------------------------------------
                              Supervises the Funds' activities
------------------------------------------------------------------------------------------
     INVESTMENT ADVISER                                    CUSTODIAN
------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC              Wells Fargo Bank Minnesota, N.A.
525 Market St., San Francisco, CA              6th & Marquette, Minneapolis, MN
Manages the Funds' investment activities       Provides safekeeping for the Funds' assets
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                                  INVESTMENT SUB-ADVISER
------------------------------------------------------------------------------------------
                                Barclays Global Fund Advisors
                             45 Fremont Street, San Francisco, CA
                        Responsible for day-to-day portfolio management
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                                                                         SHAREHOLDER
                                            TRANSFER                      SERVICING
   ADMINISTRATOR                             AGENT                         AGENTS
------------------------------------------------------------------------------------------
   Wells Fargo Funds                   Boston Financial Data            Various Agents
   Management,LLC                      Services, Inc.
   525 Market St.                      Two Heritage Dr.
   San Francisco, CA                   Quincy, MA

   Manages the Funds'                  Maintains records                Provide
   business activities                 of shares and                    services to
                                       supervises the payment           customers
                                       of dividends
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                       FINANCIAL SERVICES FIRMS AND SELLING AGENTS
------------------------------------------------------------------------------------------
            Advise current and prospective shareholders on Fund investments
------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------
                                      SHAREHOLDERS
------------------------------------------------------------------------------------------

44 Outlook Funds Prospectus

The Investment Adviser
Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds' adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. As of March 31, 2002, Funds Management and its affiliates managed over $177 billion in assets. For providing these services, Funds Management is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

The Sub-Adviser
Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), and an indirect subsidiary of Barclays Bank, PLC, is the sub-adviser for each of the Funds. In this capacity, BGFA invests the Funds' assets according to an asset allocation model. No particular individuals are responsible for the day-to-day management of the Funds. As of March 31, 2002, BGI and its affiliates managed or provided investment advice for assets aggregating in excess of $790 billion.

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

Shareholder Servicing Plan
We have a shareholder servicing plan for each Fund. We have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of 0.25% of its average daily net assets.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

                                                     Outlook Funds Prospectus 45

A Choice of Share Classes
--------------------------------------------------------------------------------

After choosing a Fund, your next most important choice is which share class to buy. The following classes of shares are available through this Prospectus:

.. Class A Shares--with a front-end sales charge, volume reductions and lower ongoing expenses than Class B and Class C shares.

.. Class B Shares--with a contingent deferred sales charge ("CDSC") payable upon redemption that diminishes over time, and higher ongoing expenses than Class
   A shares.

.. Class C Shares--with a 1.00% CDSC on redemptions made within one year of purchase, and higher ongoing expenses than Class A shares.

The choice between share classes is largely a matter of preference. You should consider, among other things, the different fees and sales loads assessed on each share class and the length of time you anticipate holding your investment. If you prefer to pay sales charges up front, wish to avoid higher ongoing expenses, or, more importantly, you think you may qualify for volume discounts based on the amount of your investment, then Class A shares may be the choice for you.

You may prefer instead to see "every dollar working" from the moment you invest. If so, then consider Class B or Class C shares. Please note that Class B shares convert to Class A shares after seven years to avoid the higher ongoing expenses assessed against Class B shares.

Class C shares are similar to Class B shares, with some important differences. Unlike Class B shares, Class C shares do not convert to Class A shares. The higher ongoing expenses will be assessed as long as you hold the shares. The choice between Class B and Class C shares depends on how long you intend to hold Fund shares before redeeming them.

Orders for Class B shares of $250,000 or more either will be treated as orders for Class A shares or will be refused. For Class C shares, orders of $1,000,000 or more, including orders which, because of a right of accumulation or letter of intent, would qualify for the purchase of Class A shares without an initial sales charge, also either will be treated as orders for Class A shares or will be refused.

Please see the expenses listed for each Fund and the following sales charge schedules before making your decision. You should also review the "Reductions and Waivers of Sales Charges" section of the Prospectus. You may wish to discuss this choice with your financial consultant.

Class A Share Sales Charge Schedule
If you choose to buy Class A shares, you will pay the Public Offering Price ("POP") which is the NAV plus the applicable sales charge. Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as "breakpoint levels," the POP is lower for these purchases.

46 Outlook Funds Prospectus

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS A SHARES HAVE THE FOLLOWING SALES CHARGE SCHEDULE:
--------------------------------------------------------------------------------

                                  FRONT-END SALES             FRONT-END SALES
     AMOUNT OF                    CHARGE AS % OF              CHARGE AS % OF
     PURCHASE                   PUBLIC OFFERING PRICE         AMOUNT INVESTED
Less than $50,000                      5.75%                      6.10%

$50,000 to $99,999                     4.75%                      4.99%

$100,000 to $249,999                   3.75%                      3.90%

$250,000 to $499,999                   2.75%                      2.83%

$500,000 to $999,999                   2.00%                      2.04%

$1,000,000 and over/1/                 0.00%                      0.00%

/1/ We will assess Class A share purchases of $1,000,000 or more a 1.00% CDSC if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. CDSCs are based on the lower of the NAV on the date of purchase or the date of redemption.

Class B Share CDSC Schedule
If you choose Class B shares, you buy them at NAV and agree that if you redeem your shares within six years of the purchase date, you will pay a CDSC based on how long you have held your shares. Certain exceptions apply (see "Class B and Class C Share CDSC Waivers" and "Waivers for Certain Parties"). The CDSC
schedule is as follows:

--------------------------------------------------------------------------------
CLASS B SHARES HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

REDEMPTION WITHIN   1 YEAR    2 YEARS    3 YEARS    4 YEARS    5 YEARS    6 YEARS    7 YEARS    8 YEARS
CDSC                5.00%      4.00%      3.00%      3.00%      2.00%      1.00%      0.00%     A shares

The CDSC percentage you pay is based on the lower of the NAV of the shares on the date of the original purchase, or the NAV of the shares on the date of redemption.

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of dividends or capital gains distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). After shares are held for six years, the CDSC expires. After shares are held for seven years, the Class B shares are converted to Class A shares to reduce your future ongoing expenses.

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased after July 17, 1999 are also subject to the above CDSC schedule.

Class B shares received in the reorganization of the Stagecoach Funds in exchange for Stagecoach Fund shares purchased prior to July 17, 1999, but after March 3, 1997, are subject to the following CDSC schedule, and such shares convert to Class A shares automatically after six years:

--------------------------------------------------------------------------------
CLASS B SHARES RECEIVED IN EXCHANGE FOR STAGECOACH FUND SHARES PURCHASED AFTER MARCH 3, 1997, BUT BEFORE JULY 17, 1999 HAVE THE FOLLOWING CDSC SCHEDULE:
--------------------------------------------------------------------------------

REDEMPTION WITHIN   1 YEAR    2 YEARS    3 YEARS    4 YEARS    5 YEARS    6 YEARS    7 YEARS
CDSC                5.00%       4.00%     3.00%      3.00%      2.00%      1.00%     A shares

                                                     Outlook Funds Prospectus 47

A Choice of Share Classes
--------------------------------------------------------------------------------

If you exchange the Class B shares received in the reorganization for Class B shares of another Fund, you will retain the CDSC schedules of your exchanged shares. Additional shares purchased will age at the currently effective CDSC schedule first shown above.

Class C Share CDSC Schedule
If you choose Class C shares, you buy them at NAV and agree that if you redeem your shares within one year of the purchase date, you will pay a CDSC of 1.00%.

The CDSC percentage you pay is based on the lower of the NAV on the date of the original purchase, or the NAV on the date of redemption. The distributor pays sales commissions of up to 1.00% of the purchase price of Class C shares to selling agents at the time of the sale, and up to 1.00% annually thereafter.

To determine whether the CDSC applies to a redemption, the Fund will first redeem shares acquired by reinvestment of dividends or capital gains distributions, and then will redeem shares in the order in which they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares, and therefore continue to pay the higher ongoing expenses.

48  Outlook Funds Prospectus

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

Generally, we offer more sales charge reductions for Class A shares than for Class B and Class C shares, particularly if you intend to invest greater amounts. You should consider whether you are eligible for any of the potential reductions when you are deciding which share class to buy.

Class A Share Reductions

.. You pay no sales charges on Fund shares you buy with reinvested distributions.

.. You pay a lower sales charge if you are investing an amount over a breakpoint level. See the "Class A Share Sales Charge Schedule" above.

.. By signing a Letter of Intent ("LOI"), you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. We will hold in escrow shares equal to approximately 5% of the amount you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, we will release the escrowed shares when you have invested the agreed amount.

.. Rights of Accumulation ("ROA") allow you to combine the amount you are investing and the total value of Class A, Class B and Class C shares of any Wells Fargo Fund already owned (excluding Class A shares acquired at NAV) to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.

.. You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of either Class A or Class B shares within 120 days of the date of the redemption.

.. You may reinvest into a Wells Fargo Fund with no sales charge a required distribution from a pension, retirement, benefits, or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 30 days prior to your reinvestment.

If you believe you are eligible for any of these reductions, it is up to you to ask the selling agent or the shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

You, or your fiduciary or trustee, also may tell us to extend volume discounts, including the reductions offered for rights of accumulation and letters of intent, to include purchases made by:

.. a family unit, including children under the age of twenty-one or single trust estate;

..  a trustee or fiduciary purchasing for a single fiduciary relationship;
   or

.. the members of a "qualified group" which consists of a "company" (as defined in the 1940 Act as amended), and related parties of such a "company," which has been in existence for at least six months and which has a primary purpose other than acquiring Fund shares at a discount.

                   How a Letter of Intent Can Save You Money!

If you plan to invest, for example, $100,000 in a Wells Fargo Fund in installments over the next year, by signing a letter of intent you would pay only 3.75% sales load on the entire purchase. Otherwise, you might pay 5.75% on the first $49,999, then 4.75% on the next $50,000!

                                                     Outlook Funds Prospectus 49

Reductions and Waivers of Sales Charges
--------------------------------------------------------------------------------

Class B and Class C Share CDSC Waivers

.. You pay no CDSC on Funds shares you purchase with reinvested distributions.

..  We waive the CDSC for all redemptions made because of scheduled (Rule
   72T withdrawal schedule) or mandatory (withdrawals made after age 70 1/2 according to IRS guidelines) distributions for certain retirement plans. (See your retirement plan disclosure for details.)

.. We waive the CDSC for redemptions made in the event of the shareholder's death or for a disability suffered after purchasing shares.
   ("Disability" is defined by the Internal Revenue Code of 1986.)

..  We waive the CDSC for redemptions made at the direction of Funds
   Management in order to, for example, complete a merger.

..  We waive the Class B share CDSC for withdrawals made by former Norwest
   Advantage Fund shareholders in certain qualified accounts up to certain limits. (See the Statement of Additional Information for further details.)

..  We waive the Class C share CDSC for certain types of accounts.

For Class B shares purchased after July 17, 1999 for former Stagecoach Funds shareholders, and for all other shareholders, no CDSC is imposed on withdrawals that meet all the following circumstances:

..  withdrawals are made through the Systematic Withdrawal Program;

.. withdrawals may not exceed 10% of your fund assets (including "free shares") annually based on your anniversary date in the Systematic Withdrawal Program; and

..  you participate in the dividend and capital gain reinvestment program.

Waivers for Certain Parties

If you are eligible for certain waivers, we will sell you Class A shares so you can avoid higher ongoing expenses. The following people can buy Class A shares at NAV:

..  Current and retired employees, directors/trustees and officers of:

   . Wells Fargo Funds (including any predecessor funds);

   . Wells Fargo & Company and its affiliates;

   . and the family members of any of the above.

..  Current employees of:

   . Stephens Inc. and its affiliates;

   . broker-dealers who act as selling agents;

   . and immediate family members (spouse, sibling, parent or child) of any of the above.

Contact your selling agent for further information.

You may also buy Class A Fund shares at NAV if they are to be included in certain retirement, benefits, pension or investment "wrap accounts" with whom Wells Fargo Funds has reached an agreement, or through an omnibus account maintained with a Fund by a broker-dealer.

We reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as "wrap accounts." If you own Fund shares as part of another account or package such as an IRA or a sweep account, you must read the directions for that account. These directions may supersede the terms and conditions discussed here.

50 Outlook Funds Prospectus

--------------------------------------------------------------------------------

Distribution Plan
We have adopted a Distribution Plan ("Plan") pursuant to Rule 12b-1 under 1940 Act for the Class B and Class C shares of the Funds. The Plan authorizes the payment of all or part of the cost of preparing and distributing prospectuses and distribution-related services, including ongoing compensation to selling agents. The Plan also provides that, if and to the extent any shareholder servicing payments are recharacterized as payments for distribution-related services, they are approved and payable under the Plan. For these services, the Class B and Class C shares of the Funds pay an annual fee of 0.75% of their average daily net assets.

These fees are paid out of the Funds' assets on an ongoing basis. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                                     Outlook Funds Prospectus 51

Exchanges
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

.. You should carefully read the prospectus for the Fund into which you wish to exchange.

.. Every exchange involves selling Fund shares that may produce a capital gain or loss for tax purposes.

.. If you are making an initial investment into a new Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

.. Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

.. Exchanges may be made between like share classes. Class C shares of non-money market Funds may be exchanged for Class A shares of money market Funds. Such exchanged Class C shares may only be re-exchanged for Class C shares of non-money market Funds. Class B and Class C share exchanges will not trigger the CDSC. The new shares will continue to age according to their original schedule while in the new Fund and will be charged the CDSC applicable to the original shares upon redemption. Exchanges of Class B shares into Money
   Market Fund Class B shares are subject to certain restrictions in addition to those described above.

.. In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representative for further details.

52  Outlook Funds Prospectus

                                              This page intentionally left blank
--------------------------------------------------------------------------------

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares
.. As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

..  Each Fund's investments are generally valued at current market prices.
   Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair market value pricing methods to determine the values of certain investments if we believe that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

.. We determine the NAV of each class of the Funds' shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE") which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

.. We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day. Requests we receive after the cutoff time are processed the next business day.

..  The Funds are open for business on each day the NYSE is open for business.
   NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

54    Outlook Funds Prospectus

--------------------------------------------------------------------------------

You Can Buy Fund Shares

..   Through a brokerage account with an approved selling agent; or

..   Through certain retirement, benefit and pension plans, or through certain packaged investment products (please see the providers of the plan for instructions);

..   By opening an account directly with the Fund (simply complete and return a Wells Fargo Funds Application with proper payment).

In addition to payments received from the Funds, selling or shareholder servicing agents may receive significant additional payments directly from the Adviser, the Distributor, or their affiliates in connection with the sale of Fund shares.

Minimum Investments

..   $1,000 per Fund minimum initial investment; or

..   $100 per Fund if you use the Systematic Purchase Program; and

..   $100 per Fund for all investments after your initial investment.

We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and application for the program through which you intend to invest.

Small Account Redemptions

We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption, and we will provide you with the opportunity to make additional investments that will bring your account above the minimum investment amount. Account redemptions are net of any applicable CDSC. Please consult your selling agent for further details.

                                                     Outlook Funds Prospectus 55

Your Account
-------------------------------------------------------------------------------

The following section explains how you can buy shares directly from Wells Fargo Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

BY MAIL
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

..   Complete a Wells Fargo Funds Application. Be sure to indicate the Fund name and the share class into which you intend to invest (If no choice is indicated, Class A shares will be designated). Your account will be credited on the business day that the transfer agent receives your application in proper order. Failure to complete an Application properly may result in a delay in processing your request.

..   Enclose a check for at least $1,000 made out in the full name and share class of the Fund. For example, "Wells Fargo Outlook Today Fund, Class B." Please note that checks made payable to any entity other than the full Fund name or "Wells Fargo Funds" will be returned to you.

..   All purchases must be made with U.S. dollars and all checks must be drawn on
    U.S. banks.

..   You may start your account with $100 if you elect the Systematic Purchase
    Program option on the Application.

..   Mail to: Wells Fargo Funds  Overnight Mail Only: Wells Fargo Funds
             P.O. Box 8266                           ATTN: CCSU-Boston Financial
             Boston, MA 02266-8266                   66 Brooks Drive
                                                     Braintree, MA 02184
--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

..   Make a check payable to the full name and share class of your Fund for at least $100. Be sure to write your account number on the check as well.

..   Enclose the payment stub/card from your statement if available.

..   Mail to: Wells Fargo Funds
             P.O. Box 8266
             Boston, MA 02266-8266

56  Outlook Funds Prospectus

                                                               How to Buy Shares
--------------------------------------------------------------------------------

BY WIRE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

.. You must first call Investor Services at 1-800-222-8222, option 0, to notify them of an incoming wire trade.

.. If you do not currently have an account, complete a Wells Fargo Funds
  Application. You must wire at least $1,000. Be sure to indicate the Fund name and the share class into which you intend to invest.

.. All purchases must be made with U.S. dollars.

.. Mail the completed Application. Your account will be credited on the business day that the transfer agent receives your application and funding in proper order.

.. Overnight Application to: Wells Fargo Funds
                            ATTN: CCSU-Boston Financial
                            66 Brooks Drive
                            Braintree, MA 02184

.. Wire money to:            State Street Bank & Trust  Attention:
                            Boston, MA                 Wells Fargo Funds (Name
                                                       of Fund, Account Number,
                            Bank Routing Number:       and Share Class)
                            ABA 011 000028
                                                       Account Name:
                            Wire Purchase Account      (Registration Name
                            Number:                    Indicated on
                            9905-437-1                 Application)


--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

.. Instruct your wiring bank to transmit at least $100 according to the instructions given below. Be sure to have the wiring bank include your current account number and the name your account is registered in.

.. Wire to:                  State Street Bank & Trust  Attention:
                            Boston, MA                 Wells Fargo Funds (Name
                                                       of Fund, Account Number,
                                                       and Share Class)
                            Bank Routing Number:
                            ABA 011 000028             Account Name:
                                                       (Registration Name
                            Wire Purchase Account      Indicated on account)
                            Number: 9905-437-1

                                                     Outlook Funds Prospectus 57

Your Account                                                   How To Buy Shares
--------------------------------------------------------------------------------

BY PHONE
--------------------------------------------------------------------------------
IF YOU ARE BUYING SHARES FOR THE FIRST TIME:
--------------------------------------------------------------------------------

..   You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Funds Account.

Call Investor Services at 1-800-222-8222, option 0 for an Investor Services Representative or use Option 2 to use our Automated Voice Response service to either:

    .   transfer at least $1,000 from a linked settlement account, or

    . exchange at least $1,000 worth of shares from an existing Wells Fargo Funds Account.

--------------------------------------------------------------------------------
IF YOU ARE BUYING ADDITIONAL SHARES:
--------------------------------------------------------------------------------

..   Call Investor Services at 1-800-222-8222, option 0 for an Investor Services
    Representative or use Option 2 to use our Automated Voice Response service to either:

    .   transfer at least $100 from a linked settlement account, or

    . exchange at least $100 worth of shares from an existing Wells Fargo Funds Account.

58  Outlook Funds Prospectus

                                                              How to Sell Shares
--------------------------------------------------------------------------------

The following section explains how you can sell shares held directly through an account with Wells Fargo Funds by mail or telephone. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

--------------------------------------------------------------------------------
BY MAIL
--------------------------------------------------------------------------------

     . Write a "Letter of Instruction" stating your name, your account number, the Fund you wish to redeem and the dollar amount ($100 or more) of the redemption you wish to receive (or write "Full Redemption").

     . Make sure all the account owners sign the request exactly as their names appear on the account application.

     . You may request that redemption proceeds be sent to you by check, by ACH transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

     . Signature Guarantees are required for mailed redemption requests if a request is for over $50,000, if the address on your account was changed within the last 30 days, or if a redemption is made payable to a third party. You can get a signature guarantee at financial institutions, such as a bank or brokerage house. We do not accept notarized signatures.

     .  Mail to:  Wells Fargo Funds
                  P.O. Box 8266
                  Boston, MA 02266-8266
--------------------------------------------------------------------------------
BY PHONE
--------------------------------------------------------------------------------

     . Call Investor Services at 1-800-222-8222, option 0 for an Investor Services Representative or Option 2 to use our Automated Voice Response Service to request a redemption of at least $100. Be prepared to provide your account number and Taxpayer Identification Number.

     . Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

     . You may request that redemption proceeds be sent to you by check, by transfer into an ACH-linked bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds although it is not currently our practice to do so.

     . Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

     . Telephone privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity, such as providing the Taxpayer Identification Number on the account. We will not be liable for any losses incurred if we follow telephone instructions we reasonably believe to be genuine.

     . We will not mail proceeds of a telephone redemption request if the address on your account was changed in the last 30 days.

                                                     Outlook Funds Prospectus 59

Your Account                                                  How to Sell Shares
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
     . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff times are processed on the same business day.

     .   Your redemptions are net of any applicable CDSC.

     . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through ACH or Systematic Purchase Program have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over any ninety-day period. If a request for a redemption is over these limits, it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay all or part of the redemption in securities of equal value.

60  Outlook Funds Prospectus

Additional Services and Other Information
--------------------------------------------------------------------------------

Automatic Programs:
These programs help you conveniently purchase and/or redeem shares each month. Once you select a Program, tell us the day of the month you would like the transaction to occur. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Systematic withdrawals may only be processed on or about the 25th day of the month. Call Investor Services at 1-800-222-8222, option 0, for more information.

.. Systematic Purchase Program--With this program, you can regularly purchase shares of a Wells Fargo Fund with money automatically transferred from a linked bank account. Simply select the Fund you would like to purchase, and specify an amount of at least $100.

.. Systematic Exchange Program--With this program, you can regularly exchange shares of a Wells Fargo Fund you own for shares of another Wells Fargo Fund. The exchange amount must be at least $100. See the "Exchanges" section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

.. Systematic Withdrawal Program--With this program, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. Simply specify an amount of at least $100. To participate in this program, you:

   .  must have a Fund account valued at $10,000 or more;

   .  must have your distributions reinvested; and

   .  may not simultaneously participate in the Systematic Purchase Program.

It generally takes about ten days to establish a Program once we have received your instructions. It generally takes about five days to change or cancel participation in a Program. We may automatically cancel your program if the linked bank account you specified is closed, or for other reasons.

Income and Gain Distributions
The Funds in this Prospectus pay any distributions of net investment income quarterly and make capital gains distributions, if any, at least annually.

We offer the following distribution options:

.. Automatic Reinvestment Option--Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

.. Check Payment Option--Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, signature guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible.

.. Bank Account Payment Option--Allows you to receive distributions directly in a checking or savings account through ACH. The bank account must be linked to your Wells Fargo Fund account. In order to establish a new linked bank account, you must send a written signature guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

                                                     Outlook Funds Prospectus 61

Additional Services & Other Information
--------------------------------------------------------------------------------

..  Directed Distribution Purchase Option--Lets you buy shares of a different
   Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior distributions to establishing this option.

Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to tax-exempt shareholders or those holding fund shares through a tax-advantaged account such as a 401(k) Plan or individual retirement account. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized capital gains. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy Fund shares shortly before the Fund makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy Fund shares when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares will ordinarily result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

--------------------------------------------------------------------------------

Request for Multiple Copies of Shareholder Documents
To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and would prefer to receive multiple copies, please call your selling agent.

62 Outlook Funds Prospectus

Glossary
--------------------------------------------------------------------------------
We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth
The increase in the value of a security. See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization."

Debt Securities
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Emerging Markets
Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

                                                     Outlook Funds Prospectus 63

Glossary
--------------------------------------------------------------------------------

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security
A security which cannot be readily sold or disposed of in the ordinary course of business within seven days at approximately the value determined for it by the Fund.

Investment-Grade
A type of bond rated in the top four investment categories by a nationally recognized statistical ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 under the Investment Company Act of 1940, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Public Offering Price ("POP")
The NAV with the sales load added.

Quantitatively Measured Risk
Risk that gauges both the frequency and degree to which an asset class will perform below the long-term expected average.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent
A person who has an agreement with the Funds' distributors that allows him/her to sell a Fund's shares.

Shareholder Servicing Agent
Anyone appointed by the Fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Signature Guarantee
A guarantee given by a financial institution that has verified the identity of the maker of the signature.

64  Outlook Funds Prospectus

--------------------------------------------------------------------------------

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number
Usually the social security number for an individual or the Employer Identification Number for a corporation.

Time Horizon
An investments time horizon marks the point when investors plan to start making net withdrawals. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with shorter time horizons. Long-term investors are more likely to accept a greater risk of short-term loss for the opportunity of achieving greater long-term gains.

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers, and exclude sales loads.

Turnover Ratio
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

                                                    Outlook Funds Prospectus  65

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENT:

STATEMENT OF ADDITIONAL INFORMATION
supplements of the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance, over the reporting period.

THIS DOCUMENT IS AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

Write to:
Wells Fargo Funds
PO Box 8266
Boston, MA 02266-8266; or

Visit the SEC's website at http://www.sec.gov

REQUEST COPIES FOR A FEE BY WRITING TO:
SEC Public Reference Room
Washington, DC 20549-6009; or
by electronic request at publicinfo@sec.gov
Call: 1-800-SEC-0330 for details

ADDITIONAL SERVICES QUESTIONS CAN BE
ANSWERED BY CALLING YOUR INVESTMENT
PROFESSIONAL

P007 (07/02)
ICA Reg. No.
811-09253                                                   [LOGO]
#522760                                             Printed on Recycled Paper

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

                                                              [WELLS FARGO LOGO]

WELLS FARGO OUTLOOK FUNDS
                                                                      ----------
                                                                      PROSPECTUS
                                                                      ----------

                                       Wells Fargo Outlook Today Fund(SM)

                                       Wells Fargo Outlook 2010 Fund(SM)

                                       Wells Fargo Outlook 2020 Fund(SM)

                                       Wells Fargo Outlook 2030 Fund(SM)

                                       Wells Fargo Outlook 2040 Fund(SM)


                                                                    July 1, 2002

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund's goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission ("SEC"), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. ("Wells Fargo Bank") or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Institutional

                      [THIS PAGE INTENTIONALLY LEFT BLANK]


Table of Contents                                                    Outlook Funds
----------------------------------------------------------------------------------
Overview                          Objectives and Principal Strategies            4
                                  Summary of Important Risks                     6
Important summary information     Performance History                            8
about the Funds.                  Summary of Expenses                           14
                                  Key Information                               18
----------------------------------------------------------------------------------
The Funds                         Outlook Today Fund                            19
                                  Outlook 2010 Fund                             19
Important information about       Outlook 2020 Fund                             19
the individual Funds.             Outlook 2030 Fund                             19
                                  Outlook 2040 Fund                             19
                                  Additional Strategies and
                                    General Investment Risks                    28
                                  Organization and Management
                                    of the Funds                                33
----------------------------------------------------------------------------------
Your Investment                   Your Account                                  35
                                    How to Buy Shares                           36
How to open an account and          How to Sell Shares                          37
how to buy, sell and exchange       How to Exchange Shares                      38
Fund shares.
----------------------------------------------------------------------------------
Reference                         Other Information                             39
                                  Glossary                                      40
Additional information and term
definitions.

Outlook Funds Overview
--------------------------------------------------------------------------------

See the Fund descriptions in this Prospectus for further details.

Words appearing in italicized print and highlighted in color are defined in the glossary.

The Outlook Funds all have the same objective. They are designed to maximize assets for retirement or for other purposes consistent with the quantitatively measured risk investors may be willing to accept given their stated investment time horizons. Each Fund is managed for investors planning to retire or to begin to withdraw substantial portions of their investment in the Fund's target year.

In buying securities for each Fund, Barclays Global Fund Advisors ("BGFA"), the Funds' investment sub-adviser, does not select individual companies. Instead, BGFA focuses on selecting a mix of indexes by measuring their risk level and expected returns based on a proprietary set of criteria. The Funds then allocate a portion of their assets to the indexes appropriate for each individual Fund. Where practicable, the Funds buy all the securities that comprise a recommended index; otherwise, the Funds buy a representative sample in an effort to match the index's return as closely as possible. The Funds focus on the selection of indexes or asset classes and do not try to avoid individual underperforming securities investments; nor do they try to pick individual investments that might outperform the indexes.

This strategy stems from the belief that asset allocation decisions--which index or investment category you choose--matter more to overall investment performance than individual security selection--which stock or bond you choose.

--------------------------------------------------------------------------------
FUND                            OBJECTIVE
--------------------------------------------------------------------------------
  Outlook Today Fund            The Fund is managed for investors who have
                                retired, are planning to retire or will begin to withdraw substantial portions of their investment in the near future.

  Outlook 2010 Fund             The Fund is managed for investors planning to
                                retire or begin to withdraw substantial portions of their investment approximately in the year
                                2010.

  Outlook 2020 Fund             The Fund is managed for investors planning to
                                retire or begin to withdraw substantial portions of their investment approximately in the year
                                2020.


  Outlook 2030 Fund             The Fund is managed for investors planning to
                                retire or begin to withdraw substantial portions of their investment approximately in the year
                                2030.

  Outlook 2040 Fund             The Fund is managed for investors planning to
                                retire or begin to withdraw substantial portions of their investment approximately in the year
                                2040.


4   Outlook Funds Prospectus

--------------------------------------------------------------------------------

The Outlook Funds pursue a strategy of allocating and reallocating investments among indexes representing stocks and bonds and in money market instruments to capture returns and reduce risk consistent with a stated investment time horizon. Funds with longer time horizons invest more of their assets in stocks to provide capital appreciation over the long term. Funds with shorter time horizons replace some of their stock holdings with bonds and money market instruments to reduce risk and price volatility. Funds with shorter time horizons also have lower expected returns than Funds with longer time horizons.



--------------------------------------------------------------------------------
PRINCIPAL STRATEGIES
--------------------------------------------------------------------------------
We invest in a combination of equity and fixed-income securities and money market instruments using an asset allocation strategy that is designed to maintain the lowest risk profile of all the Outlook Funds. The Outlook Today Fund continues to allocate a significant portion of its assets to stocks and bonds in addition to money market instruments. On average, we expect that we will invest about 35% of this Fund's assets in stocks, with the rest in bonds and money market instruments. As of the end of the Fund's last fiscal year, the Outlook Today Fund held about 39% of its assets in stocks, 60% of its assets in bonds, and the rest of its assets in money market instruments.

We invest in a combination of equity and fixed-income securities, and money market instruments using an asset allocation strategy designed to produce total return for investors expecting to retire or to begin to withdraw a substantial portion of their investment around the year 2010. As of the end of the Fund's last fiscal year, the Outlook 2010 Fund held about 58% of its assets in stocks, 41% of its assets in bonds, and the rest of its assets in money market instruments. As the year 2010 approaches, the Fund will increasingly resemble the Outlook Today Fund.

We invest in a combination of equity and fixed-income securities, and money market instruments using an asset allocation strategy designed to produce total return for investors expecting to retire or to begin to withdraw a substantial portion of their investment around the year 2020. As of the end of the Fund's last fiscal year, the Outlook 2020 Fund held about 72% of its assets in stocks, 27% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

We invest in a combination of equity and fixed-income securities, and money market instruments using an asset allocation strategy designed to produce total return for investors expecting to retire or to begin to withdraw a substantial portion of their investment around the year 2030. As of the end of the Fund's last fiscal year, the Outlook 2030 Fund held about 85% of its assets in stocks, 14% of its assets in bonds, and the rest of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

We invest in a combination of equity and fixed-income securities, and money market instruments using an asset allocation strategy designed to produce total return for investors expecting to retire or to begin to withdraw a substantial portion of their investment around the year 2040. As of the end of the Fund's last fiscal year, the Outlook 2040 Fund held about 95% of its assets in stocks, 4% of its assets in bonds, and a small portion of its assets in money market instruments. As the stated time horizon approaches, the allocation will become less risky and have lower expected returns.

                                                    Outlook Funds Prospectus   5

Summary of Important Risks
--------------------------------------------------------------------------------

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

..    the Fund Descriptions later in this Prospectus;

..    the "Additional Strategies and General Investment Risks" section beginning on page 28; and

..    the Funds' Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------
Equity Securities
The Funds invest in equity securities; and the longer time horizon Funds, such as the Outlook 2030 and Outlook 2040 Funds, typically invest a majority of their assets in equity securities. This type of investment is subject to equity market risk. This is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund's portfolio. Certain types of stocks and certain individual stocks selected for a Fund's portfolio may underperform or decline more than the overall market.

Small Company Securities
Certain Funds invest in small company securities. Stocks of small companies tend to be more volatile and less liquid than larger company stocks. These companies may have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Debt Securities
The Funds invest in debt securities, such as notes and bonds; and the shorter time horizon Funds, such as the Outlook Today and Outlook 2010 Funds, typically invest a majority of their assets in debt securities, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund's portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

Foreign Investments
Certain Funds make foreign investments which are subject to additional risks, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Foreign investments may be made directly through securities purchased in foreign markets, or through

6  Outlook Funds Prospectus

--------------------------------------------------------------------------------
COMMON RISKS FOR THE FUNDS
--------------------------------------------------------------------------------
investments in American Depositary Receipts (ADRs) and other similar investments. Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial, and other operational risks. Similar investments (European and Global Depositary Receipts) are receipts for stock deposited in foreign banks and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

Asset Allocation Model
We use an investment model that seeks undervalued asset classes. There is no guarantee that the investment model will make accurate determinations or that an asset class will perform as expected.

                                                   Outlook Funds Prospectus    7

Performance History
--------------------------------------------------------------------------------

The Funds in this Prospectus were formerly "feeder" funds in a master/feeder arrangement, whereby each Fund invested all of its assets in a corresponding "master" fund with a substantially identical investment objective and investment strategies. As of June 23, 2001, the Funds became stand-alone funds that invest directly in a portfolio of securities. The information shown below and in the financial highlights for each of the Funds includes the activity of the Fund when it was a feeder in a master/feeder arrangement.

The following information shows you how each Fund has performed and illustrates the variability of a Fund's returns over time. Each Fund's average annual returns for one- and five-year periods and for the life of the Fund are compared to the performance of several appropriate broad-based indexes.

Please remember that past performance is no guarantee of future results.

Outlook Today Fund Institutional Class Calendar Year Returns*

[GRAPH]

'95    17.16%
'96     6.04%
'97    10.43%
'98    10.14%
'99     4.50%
'00     4.62%
'01     3.54%

Best Qtr.: Q2 `97 . 5.62%              Worst Qtr.: Q3 `99 . (0.49)%

* Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares and does not reflect sales charges. If they did, returns would be lower. The Institutional Class shares' year-to-date performance through March 31, 2002 was (0.03)%.

8  Outlook Funds Prospectus

--------------------------------------------------------------------------------

The table below provides average annual total return information for the Fund's Institutional Class shares, and includes both before- and after-tax returns for the Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Average annual total returns
                                                                         Life of
     for the period ended 12/31/01                  1 year     5 year      Fund

     Institutional Class Returns Before Taxes
       (Incept. 11/8/99)/1/                          3.54%      6.57%      6.80%

     Institutional Class Returns After Taxes
       on Distributions                              2.14%      3.86%      4.35%

     Institutional Class Returns After Taxes
       on Distributions and Sale of Fund
       Shares                                        2.25%      4.10%      4.38%

     S&P 500 Index/2/                              (11.88)%    10.70%     14.21%

     Wilshire 5000 Index/4/                          2.55%      9.77%     12.70%

     LB Aggregate Bond Index/3/                      8.44%      7.43%      7.11%

     iMoneyNet All Taxable Money Fund Average        2.68%      5.14%      5.62%

/1/ Returns shown for periods prior to inception reflect the performance of the Class A shares adjusted to reflect the fees and expenses of the Institutional Class shares. Class A shares incepted March 1, 1994.

/2/  S&P 500 is a registered trademark of Standard & Poor's.

/3/  Lehman Brothers Aggregate Bond Index.

/4/ The Fund has selected the Wilshire 5000 Index to replace the S&P 500 Index going forward because the Wilshire 5000 Index is more representative of the breadth of the Fund's holdings.

                                                     Outlook Funds Prospectus  9

Performance History
--------------------------------------------------------------------------------

Outlook 2010 Fund Institutional Class Calendar Year Returns*

  [GRAPHIC]

'95       23.56%
'96       10.50%
'97       16.27%
'98       15.67%
'99        9.10%
'00        0.42%
'01       (0.76)%

Best Qtr.: Q4 `98 . 9.99%              Worst Qtr.: Q3 `01 . (4.41)%

* Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares and does not reflect sales charges. If they did, returns would be lower. The Institutional Class shares' year-to-date performance through March 31, 2002 was 0.37%.

The table below provides average annual total return information for the Fund's Institutional Class shares, and includes both before- and after-tax returns for the Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Average annual total returns
                                                                                                   Life of
     for the period ended 12/31/01                                     1 year         5 year        Fund
     Institutional Class Returns Before Taxes (Incept. 11/8/99)/1/     (0.76)%        7.86%          8.97%

     Institutional Class Returns After Taxes on Distributions          (1.95)%        5.27%          6.66%

     Institutional Class Returns After Taxes on Distributions
        and Sale of Fund Shares                                        (0.29)%        5.34%          6.38%

     S&P 500 Index/2/                                                 (11.88)%       10.70%         14.21%

     Wilshire 5000 Index/5/                                             2.55%         9.77%         12.70%

     MSCI/EAFE Index/3/                                               (21.44)%        0.89%          2.66%

     LB Aggregate Bond Index/4/                                         8.44%         7.43%          7.11%

/1/ Returns shown for periods prior to inception reflect the performance of the Class A shares adjusted to reflect the fees and expenses of the Institutional Class shares. Class A shares incepted March 1, 1994.

/2/  S&P 500 is a registered trademark of Standard & Poor's.

/3/  Morgan Stanley Capital International/Europe, Australasia and Far East
     Index.

/4/  Lehman Brothers Aggregate Bond Index.

/5/ The Fund has selected the Wilshire 5000 Index to replace the S&P 500 Index going forward because the Wilshire 5000 Index is more representative of the breadth of the Fund's holdings.

10 Outlook Funds Prospectus

--------------------------------------------------------------------------------

Outlook 2020 Fund Institutional Class Calendar Year Returns*

  [GRAPHIC]

'95       27.13%
'96       13.21%
'97       20.90%
'98       19.59%
'99       13.72%
'00       (3.83)%
'01       (6.30)%

Best Qtr.: Q4 `98 . 14.48%             Worst Qtr.: Q3 `01 . (8.96)%

* Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares and does not reflect sales charges. If they did, returns would be lower. The Institutional Class shares' year-to-date performance through March 31, 2002 was 0.38%.

The table below provides average annual total return information for the Fund's Institutional Class shares, and includes both before- and after-tax returns for the Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Average annual total returns
                                                                                                   Life of
     for the period ended 12/31/01                                     1 year         5 year        Fund
     Institutional Class Returns Before Taxes (Incept. 11/8/99)/1/     (6.30)%        8.19%          9.96%

     Institutional Class Returns After Taxes on Distributions          (6.99)%        5.67%          7.66%

     Institutional Class Returns After Taxes on Distributions
       and Sale of Fund Shares                                         (3.69)%        5.79%          7.33%

     S&P 500 Index/2/                                                 (11.88)%       10.70%         14.21%

     Wilshire 5000 Index/5/                                             2.55%         9.77%         12.70%

     MSCI/EAFE Index/3/                                               (21.44)%        0.89%          2.66%

     LB Aggregate Bond Index/4/                                         8.44%         7.43%          7.11%

/1/ Returns shown for periods prior to inception reflect the performance of the Class A shares adjusted to reflect the fees and expenses of the Institutional Class shares. Class A shares incepted March 1, 1994.

/2/  S&P 500 is a registered trademark of Standard & Poor's.

/3/  Morgan Stanley Capital International/Europe, Australasia and Far East
     Index.

/4/  Lehman Brothers Aggregate Bond Index.

/5/ The Fund has selected the Wilshire 5000 Index to replace the S&P 500 Index going forward because the Wilshire 5000 Index is more representative of the breadth of the Fund's holdings.

                                                   Outlook Funds Prospectus   11

Performance History
--------------------------------------------------------------------------------

Outlook 2030 Fund Institutional Class Calendar Year Returns*

  [GRAPHIC]

'95       30.76%
'96       15.32%
'97       24.14%
'98       22.40%
'99       16.46%
'00       (5.74)%
'01       (9.95)%

Best Qtr.: Q4 `98 . 17.93%             Worst Qtr.: Q3 `01 . (12.17)%

* Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares and does not reflect sales charges. If they did, returns would be lower. The Institutional Class shares' year-to-date performance through March 31, 2002 was 0.39%.

The table below provides average annual total return information for the Fund's Institutional Class shares, and includes both before- and after-tax returns for the Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Average annual total returns
                                                                                                   Life of
     for the period ended 12/31/01                                     1 year         5 year        Fund
     Institutional Class Returns Before Taxes (Incept. 11/8/99)/1/     (9.95)%        8.45%         10.74%

     Institutional Class Returns After Taxes on Distributions         (10.82)%        6.16%          8.66%

     Institutional Class Returns After Taxes on Distributions
       and Sale of Fund Shares                                         (5.64)%        6.23%          8.21%

     S&P 500 Index/2/                                                 (11.88)%       10.70%         14.21%

     Wilshire 5000 Index/5/                                             2.55%         9.77%         12.70%

     MSCI/EAFE Index/3/                                               (21.44)%        0.89%          2.66%

     LB Aggregate Bond Index/4/                                         8.44%         7.43%          7.11%

/1/ Returns shown for periods prior to inception reflect the performance of the Class A shares adjusted to reflect the fees and expenses of the Institutional Class shares. Class A shares incepted March 1, 1994.

/2/  S&P 500 is a registered trademark of Standard & Poor's.

/3/  Morgan Stanley Capital International/Europe, Australasia and Far East
     Index.

/4/  Lehman Brothers Aggregate Bond Index.

/5/ The Fund has selected the Wilshire 5000 Index to replace the S&P 500 Index going forward because the Wilshire 5000 Index is more representative of the breadth of the Fund's holdings.

12  Outlook Funds Prospectus

--------------------------------------------------------------------------------

Outlook 2040 Fund Institutional Class Calendar Year Returns*

  [GRAPHIC]

'95       32.21%
'96       18.41%
'97       26.49%
'98       25.17%
'99       21.02%
'00       (9.69)%
'01      (13.52)%

Best Qtr.: Q4 `98 . 21.54%             Worst Qtr.: Q3 `01 . (15.19)%

* Performance shown for periods prior to the inception of this Class reflects the performance of the Class A shares and does not reflect sales charges. If they did, returns would be lower. The Institutional Class shares' year-to-date performance through March 31, 2002 was 0.42%.

The table below provides average annual total return information for the Fund's Institutional Class shares, and includes both before- and after-tax returns for the Institutional Class shares. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Average annual total returns
                                                                                                   Life of
     for the period ended 12/31/01                                     1 year         5 year        Fund
     Institutional Class Returns Before Taxes (Incept. 11/8/99)/1/    (13.52)%        8.39%         11.37%

     Institutional Class Returns After Taxes on Distributions         (13.74)%        6.00%          9.18%

     Institutional Class Returns After Taxes on Distributions
       and Sale of Fund Shares                                         (8.03)%        6.16%          8.72%

     S&P 500 Index/2/                                                 (11.88)%       10.70%         14.21%

     Wilshire 5000 Index/5/                                             2.55%         9.77%         12.70%

     MSCI/EAFE Index/3/                                               (21.44)%        0.89%          2.66%

     LB Aggregate Bond Index/4/                                         8.44%         7.43%          7.11%

/1/ Returns shown for periods prior to inception reflect the performance of the Class A shares adjusted to reflect the fees and expenses of the Institutional Class shares. Class A shares incepted March 1, 1994.

/2/  S&P 500 is a registered trademark of Standard & Poor's.

/3/  Morgan Stanley Capital International Europe, Australasia and Far East
     Index.

/4/  Lehman Brothers Aggregate Bond Index.

/5/ The Fund has selected the Wilshire 5000 Index to replace the S&P 500 Index going forward because the Wilshire 5000 Index is more representative of the breadth of the Fund's holdings.

                                                    Outlook Funds Prospectus  13

Outlook Funds
--------------------------------------------------------------------------------

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker/dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------

                                                                    All Funds
                                                               -----------------
Maximum sales charge (load) imposed on purchases (as a
percentage of offering price)                                         None

Maximum deferred sales charge (load) (as a percentage of
the lower of the Net Asset Value ("NAV") at purchase or
the NAV at redemption)                                                None

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                  Outlook
                                                Today Fund     Outlook 2010 Fund
--------------------------------------------------------------------------------
Management Fees                                     0.70%             0.70%
Distribution (12b-1) Fees                           0.00%             0.00%
Other Expenses/1/                                   0.59%             0.51%
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                1.29%             1.21%
--------------------------------------------------------------------------------
Fee Waivers                                         0.29%             0.21%
--------------------------------------------------------------------------------
NET EXPENSES/2/                                     1.00%             1.00%
--------------------------------------------------------------------------------

/1/ Other expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. Other expenses may include expenses payable to affiliates of Wells Fargo Bank.

/2/ The Adviser has committed through June 30, 2003 to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net operating expense ratio shown.

/3/ Net expenses shown are lower than the contractual capped operating expense ratio, which is 1.00%.

14  Outlook Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

 Outlook 2020 Fund/3/          Outlook 2030 Fund          Outlook 2040 Fund/3/
--------------------------------------------------------------------------------
        0.70%                        0.70%                        0.70%
        0.00%                        0.00%                        0.00%
        0.48%                        0.54%                        0.52%
--------------------------------------------------------------------------------
        1.18%                        1.24%                        1.22%
--------------------------------------------------------------------------------
        0.21%                        0.24%                        0.24%
--------------------------------------------------------------------------------
        0.97%                        1.00%                        0.98%
--------------------------------------------------------------------------------

                                                    Outlook Funds Prospectus  15

Outlook Funds
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return and that fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

--------------------------------------------------------------------------------
                                         Outlook
                                       Today Fund         Outlook 2010 Fund
--------------------------------------------------------------------------------
      1 YEAR                              $  102                 $  102
      3 YEARS                             $  380                 $  363
      5 YEARS                             $  680                 $  645
     10 YEARS                             $1,531                 $1,447
--------------------------------------------------------------------------------

16  Outlook Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
     Outlook 2020 Fund         Outlook 2030 Fund          Outlook 2040 Fund
--------------------------------------------------------------------------------
          $   99                    $  102                     $  100
          $  354                    $  370                     $  363
          $  629                    $  658                     $  647
          $1,413                    $1,479                     $1,456
--------------------------------------------------------------------------------

                                                    Outlook Funds Prospectus  17

Key Information
--------------------------------------------------------------------------------

Key Terms
An "asset class" is a broad category of investments such as "bonds" or "equities." "Allocation" refers to the distribution of portfolio assets among two or more asset classes and among indexes within each asset class. The Outlook Funds offered in this Prospectus are managed using a computer model that recommends the allocation of assets according to a Fund's investment objective and risk tolerance.

In this Prospectus, "we" generally refers to Wells Fargo Funds Trust (the Trust), or Wells Fargo Funds Management, LLC ("Funds Management"), the Funds' investment adviser. "We" may also refer to the Funds' other service providers. "You" refers to the shareholder or potential investor.

--------------------------------------------------------------------------------
Important information you should look for as you decide to invest in a Fund:
The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

--------------------------------------------------------------------------------
Investment Objective and Investment Strategies
The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

..    what the Fund is trying to achieve;

..    how we intend to invest your money; and

..    what makes the Fund different from the other Funds offered in this
     Prospectus.

--------------------------------------------------------------------------------
Permitted Investments
A summary of the Fund's key permitted investments and practices. Unless otherwise indicated, these investment policies and practices apply on an ongoing basis.

--------------------------------------------------------------------------------
Important Risk Factors
Describes the key risk factors for the Fund, and includes risks described in the "Summary of Important Risks" and "Additional Strategies and General Investment Risks" sections.

Words appearing in italicized print and highlighted in color are defined in the Glossary.

18  Outlook Funds Prospectus

Outlook Funds
--------------------------------------------------------------------------------

Investment Objectives
Each Fund seeks to provide investors with an asset allocation strategy designed to maximize assets for retirement or for other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. Investors are encouraged to select a particular Outlook Fund based on their investment time horizon.
Specifically:

..    Outlook Today Fund is managed for investors who have retired, are planning to retire or will begin to withdraw substantial portions of their investment in the near future.

..    Outlook 2010 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2010.

..    Outlook 2020 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2020.

..    Outlook 2030 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2030.

..    Outlook 2040 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2040.

--------------------------------------------------------------------------------
Investment Strategies
The Funds were the first funds of their kind to offer a flexible investment strategy designed to change over specific time horizons. Typically, long-term investment goals are pursued with a more aggressive mix of equities and fixed-income securities than short-term goals. The allocation of each Fund gradually grows more conservative as the year in the Fund's title approaches. You are encouraged to choose the Fund whose title year most closely matches the year during which you expect to begin regularly redeeming shares.

Keep in mind, however, that the year in each Fund's title also serves as a guide to the relative risk exposure of each Fund, where the Outlook 2040 Fund has the most aggressive asset allocation and the Outlook Today Fund has the least aggressive asset allocation. If you have a low risk tolerance, you may not wish to invest in the Outlook 2040 Fund, for example, even if you do not expect to retire for another forty years. Conversely, you may feel comfortable choosing a more aggressive Outlook Fund for a near-term investment goal.

Each Fund follows an asset allocation strategy among three broad investment classes: equity and debt securities of domestic and foreign issuers and cash in the form of money market instruments. We allocate and reallocate assets among a wide range of indexes representing U.S. and international common stocks, fixed-income securities and money market instruments according to the recommended mix suitable for each Fund's risk level. Under normal circumstances, the Outlook Today Fund will typically invest 65% of its assets in fixed-income securities and 35% of its assets in equity securities as it seeks stable income production and reduced volatility. The more aggressive Funds may invest up to 100% of their assets in stocks, but as their title year approaches, their allocation will increasingly resemble the current allocation of the Outlook Today Fund.

Each Fund employs a tactical asset allocation component of the model, which may alter its investment mix to address short-term market conditions that affect the relative attractiveness of asset classes. The tactical asset allocation component provides BGFA with the flexibility to make tactical shifts within a 15% range above or below a Fund's strategic "normal" equity asset allocation percentage.

                                                    Outlook Funds Prospectus  19

Outlook Funds
--------------------------------------------------------------------------------

The Outlook Today Fund seeks to maximize total return consistent with assuming the lowest risk of any Outlook series. However, unlike the remaining Outlook Funds with target dates, the Outlook Today Fund does not reduce its investment risk through time. Instead, the Fund is expected to have a long-term average mix of approximately 35% equity securities, with the remainder in debt securities and money market instruments. The Outlook Today Fund does employ the tactical asset allocation component of the model. When other Outlook Funds reach their target date, it is expected that shareholders will be asked to approve combining such Funds with the Outlook Today Fund.

--------------------------------------------------------------------------------
Model-Driven Decisions
The Funds' assets are allocated across investment groups according to a sophisticated mathematical model that was developed in 1993 and is continually refined. BGFA's investment professionals conduct ongoing research to enhance the model and to ensure that it is keeping pace with the world's constantly changing financial markets. Using this model, BGFA gains a consistent and objective structure for making investment decisions. Unlike traditional investment funds that employ individual portfolio managers who make decisions on a more subjective basis, BGFA applies a scientific approach to investing through the use of such a model.

--------------------------------------------------------------------------------
Asset Allocation Decisions
In buying securities for each Fund, the investment model does not select individual companies. Instead, the model selects a mix of indexes by measuring their risk levels and expected returns based on a proprietary set of criteria that analyzes extensive financial and economic data (such as market interest rates and inflation data), as well as risk correlation and expected return statistics. The model then allocates a portion of each Fund's assets to each index appropriate for each individual Fund. Where practicable, each Fund buys all the securities that comprise a recommended index; otherwise, the Fund buys a representative sample in an effort to match the index's return as closely as possible. Some of the indexes are well known broad-based indexes; others were specifically created by an affiliate of BGFA to reflect a particular market segment. The model focuses on the selection of indexes or asset classes and does not try to avoid individual underperforming securities investments nor does it try to pick individual investments that might outperform an index.

This strategy stems from the belief that asset allocation decisions--which index or investment category you choose--matter more to overall investment performance than individual security selection--which stock or bond you choose.

--------------------------------------------------------------------------------
Risk Tolerance
Two general rules of investing have shaped the Funds' strategies:

..    Higher investment returns usually go hand-in-hand with higher risk. Put another way, the greater an investment's potential return, the greater its potential for loss. Historically, for example, stocks have outperformed bonds, but the worst year for stocks on record was much worse than the worst year for bonds.

..    The longer an investor's time horizon, the greater the investor's risk tolerance. The investor's investments have more time to recoup their losses.

20  Outlook Funds Prospectus

--------------------------------------------------------------------------------

The Funds with longer time horizons are subject to more risk. This normally gives investors the potential for greater returns than the Funds with shorter time horizons. As a Fund approaches its time horizon, and its investors have less time to recover from market declines, the Fund systematically reduces the level of risk. This systematic shift toward more stable investments should help secure the value of your Outlook investment as the time nears for you to begin drawing on it.

BGFA does not limit its analysis to long-term expectations. The investment model also takes into account short-term market conditions. If conditions in a market have increased risk levels of an investment type or index to a point that its risk outweighs its expected returns, the model will not allocate as much of a Fund's assets to it as it otherwise might. Conversely, the model may reduce a Fund's allocation, even when risks have not increased, because an investment type's or index's expected return has fallen. This usually happens because prices in a market have risen so high that the potential for further gain appears limited.

--------------------------------------------------------------------------------
After a Fund Reaches its Time Horizon
By the time a Fund reaches the decade identified by its name, it has reached its least aggressive state in terms of building capital. This does not mean that it invests exclusively in money market instruments. Rather, because BGFA believes that most investors are still willing to take some risks in pursuing returns even while drawing on their investments, the Fund continues to allocate a significant portion of its assets to stocks and bonds, in addition to money market instruments. On average, BGFA expects that about 35% of the Fund's assets will be invested in stocks, with the remainder in debt securities and money market instruments.

--------------------------------------------------------------------------------
Permitted Investments
We seek exposure to U.S. and foreign equity markets by investing in securities of the following stock indexes:

..    The Russell 1000 Index, which consists primarily of large-capitalization
     U.S. stocks;

..    The S&P/BARRA 500 Stock Index, which consists primarily of large-capitalization U.S. stocks;

     . The S&P/BARRA Value Stock Index, which consists primarily of large-capitalization U.S. stocks with lower than average price-to-book ratios;

     . The S&P/BARRA Growth Stock Index, which consists primarily of large-capitalization U.S. stocks with higher than average price-to-book ratios;

..    The BGI Intermediate Capitalization Stock Index, which consists primarily of medium-capitalization U.S. stocks;

     . The BGI Intermediate Capitalization Value Index, which consists primarily of medium-capitalization U.S. stocks with lower than average price-to-book ratios;

     . The BGI Intermediate Capitalization Growth Value Index, which consists primarily of medium-capitalization U.S. stocks with higher than average price-to-book ratios;

..    The BGI Intermediate Capitalization Utility Stock index, which consists primarily of medium-capitalization U.S. utility stocks;

..    The BGI Micro Capitalization Market Index, which consists primarily of small-capitalization U.S. stocks;

                                                    Outlook Funds Prospectus  21

Outlook Funds
--------------------------------------------------------------------------------

..    The Russell 2000 Index, which consists primarily of small-capitalization
     U.S. stocks;

     . The Russell 2000 Value Stock Index, which consists primarily of small-capitalization U.S. stocks with lower than average price-to book ratios;

     . The Russell 2000 Growth Stock index, which consists primarily of small-capitalization U.S. stocks with higher than average price-to-book ratios;

..    The Morgan Stanley Capital International Japan Index, consisting primarily of large-capitalization Japanese stocks; and

..    The Morgan Stanley Capital International Europe, Australasia, Far East
     ex-Japan Index, consisting primarily of non-Japanese foreign stocks.

We seek exposure to the U.S. fixed-income markets by investing in securities representative of the following indexes:

..    The Lehman Brothers Long-Term Government Bond Index, which consists of all
     U.S. Government bonds with maturities of at least ten years;

..    The Lehman Brothers Intermediate-Term Government Bond Index, which consists of all U.S. Government bonds with maturities of less than ten years but more than one year;

..    The Lehman Brothers Long-Term Corporate Bond Index, which consists of all investment-grade U.S. corporate bonds with maturities of at least ten years;

..    The Lehman Brothers Intermediate-Term Corporate Bond Index, which consists of all investment-grade U.S. corporate bonds with maturities of less than ten years but more than one year;

..    The Lehman Brothers Mortgage-Backed Securities Index, which consists of all fixed-coupon mortgage pass-throughs issued by or backed by the U.S. Government or its agencies.

We seek foreign debt market exposure through investments in securities representative of the Salomon Brothers Non-U.S. World Government Bond Index, which consists of a range of foreign government bonds with maturities of greater than one year.

We also invest in high-quality money market instruments, including U.S. Government obligations, obligations of foreign and domestic banks, short-term corporate debt instruments and repurchase agreements. In addition, under normal market circumstances, we may invest in call and put options on stock indexes, stock index futures, options on stock index futures, interest rate and interest rate futures contracts as a substitute for a comparable market position in stocks.

We are not required to keep a minimum investment in any of the indexes, nor are we prohibited from investing substantially all of our assets in a single asset class. The asset allocation may shift at any time.

22  Outlook Funds Prospectus

--------------------------------------------------------------------------------

Portfolio Allocations
As of February 28, 2002, each Fund's asset weighting was as follows:

                                 OUTLOOK
                                  TODAY    OUTLOOK    OUTLOOK    OUTLOOK    OUTLOOK
          ASSET CLASS             FUND    2010 FUND  2020 FUND  2030 FUND  2040 FUND
   Money Market Instruments         1%        1%         1%         1%         1%

   Bonds                           60%       41%        27%        15%         4%

   Stocks of Largest U.S.
   Companies                       27%       41%        49%        56%        64%

   Stocks of all other U.S.
   Companies                        6%        7%         8%         9%        11%

   Stocks Trading Outside the
   U.S.                             6%       10%        15%        19%        20%

Portfolio Management
Unlike traditional investment funds that employ individual portfolio managers who make decisions on a more subjective basis, BGFA applies a scientific approach to investing through the use of an asset allocation model. BGFA's investment professionals conduct ongoing research to enhance the model.

--------------------------------------------------------------------------------
Important Risk Factors
The Funds are primarily subject to the risks described under "Common Risks for the Funds" on page 6. The value of investments in options on stock indexes is affected by price level movements for a particular index, rather than price movements for an individual issue.

You should consider these risks, along with the "Additional Strategies and General Investment Risks" section beginning on page 28. These considerations are all important to your investment choice.

                                                    Outlook Funds Prospectus  23

Outlook Funds
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's Institutional class financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with their report and each Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                       OUTLOOK TODAY FUND--COMMENCED
                                                       ON NOV. 8, 1999
                                                       ------------------------------------
                                                       Feb. 28,       Feb. 28,     Feb. 29,
For the period ended:                                    2002           2001         2000
                                                       ------------------------------------
Net asset value, beginning of period                    $10.08         $10.36       $10.66

Income from investment operations:
   Net investment income (loss)                           0.30           0.36         0.08
   Net realized and unrealized gain (loss)
     on investments                                      (0.07)          0.25         0.00

Total from investment operations                          0.23           0.61         0.08

Less distributions:
   Dividends from net investment income                  (0.31)         (0.33)       (0.05)
   Distributions from net realized capital gain          (0.06)         (0.56)       (0.33)
   Return of capital                                      0.00           0.00         0.00

Total from distributions                                 (0.37)         (0.89)       (0.38)

Net asset value, end of period                          $ 9.94         $10.08       $10.36

Total return/1/                                           2.40%          5.94%        0.53%

Ratios/supplemental data:
   Net assets, end of period (000s)                     $9,052         $3,954       $  134

Ratios to average net assets/2/:
   Ratio of expenses to average net assets                1.03%           1.04%       1.00%
   Ratio of net investment income (loss) to
     average net assets                                   3.06%           3.88%       3.56%

Portfolio turnover/3/                                       51%             58%         55%

Ratio of expenses to average net assets prior
   to waived fees and reimbursed expenses/2/,/4/          1.29%           1.16%       1.05%

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for less than one year are not annualized.

/2/ For activity prior to June 23, 2001, ratios include income earned and expenses charged to the Master Portfolio. Ratios shown for periods of less than one year are annualized.

/3/ For activity prior to June 23, 2001, the portfolio turnover rate reflects activity by the Master Portfolio.

/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net expenses reflects the expense ratio in the absence of any waivers and/or reimbursements.

24  Outlook Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
OUTLOOK 2010 FUND--COMMENCED              OUTLOOK 2020 FUND--COMMENCED
ON NOV. 8, 1999                           ON NOV. 8, 1999
--------------------------------------------------------------------------------
Feb. 28,      Feb. 28,       Feb. 29,     Feb. 28      Feb. 28,     Feb. 29,
  2002          2001           2000         2002         2001         2000
--------------------------------------------------------------------------------
$ 12.32       $ 12.95        $13.83       $ 13.42      $ 14.89      $16.01

   0.29          0.33          0.07          0.16         0.24        0.06

  (0.43)        (0.12)         0.13         (0.87)       (0.72)       0.30

  (0.14)         0.21          0.20         (0.71)       (0.48)       0.36

  (0.30)        (0.33)        (0.03)        (0.18)       (0.23)      (0.02)

  (0.13)        (0.51)        (1.05)        (0.11)       (0.74)      (1.46)

   0.00          0.00          0.00         (0.00)       (0.02)       0.00

  (0.43)        (0.84)        (1.08)        (0.29)       (0.99)      (1.48)

$ 11.75       $ 12.32        $12.95       $ 12.42      $ 13.42      $14.89

  (1.14)%        1.52%         1.08%        (5.30)%      (3.58)%      1.74%

$36,548       $22,299        $1,661       $94,895      $64,541      $3,879

   1.03%         1.04%         1.00%         1.03%        1.04%       1.00%

   2.48%         3.03%         2.72%         1.60%        1.93%       1.69%

     39%           54%           49%           29%          39%         43%

   1.21%         1.08%         1.01%         1.18%        1.04%       1.01%

                                                    Outlook Funds Prospectus  25

Outlook Funds
--------------------------------------------------------------------------------

This table is intended to help you understand the Fund's Institutional class financial performance for the past 5 years (or for the life of the Fund, if shorter). Total returns represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with their report and each Fund's financial statements, is also contained in the Fund's annual report, a copy of which is available upon request.

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING
--------------------------------------------------------------------------------

                                                                      OUTLOOK 2030 FUND--COMMENCED
                                                                            ON NOV. 8, 1999
                                                                      ----------------------------
                                                                      Feb. 28,            Feb. 28,
For the period ended:                                                   2002                2001
Net asset value, beginning of period                                  $ 15.24             $ 17.07

Income from investment operations:
   Net investment income (loss)                                          0.15                0.17
   Net realized and unrealized gain (loss)
     on investments                                                     (1.42)              (1.16)

Total from investment operations                                        (1.27)              (0.99)

Less distributions:
   Dividends from net investment income                                 (0.16)              (0.17)
   Distributions from net realized capital gain                         (0.36)              (0.67)
   Return of capital                                                     0.00                0.00

Total from distributions                                                (0.52)              (0.84)

Net asset value, end of period                                        $ 13.45             $ 15.24

Total return/1/                                                         (8.47)%             (6.08)%

Ratios/supplemental data:
   Net assets, end of period (000s)                                   $30,749             $19,156

Ratios to average net assets/2/:
   Ratio of expenses to average net assets                               1.03%               1.05%
   Ratio of net investment income (loss) to
     average net assets                                                  1.05%               1.27%

Portfolio turnover/3/                                                      27%                 27%

Ratio of expenses to average net assets prior
  to waived fees and reimbursed expenses/2/,/4/                          1.24%               1.05%

/1/ Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total returns for less than one year are not annualized.

/2/ For activity prior to June 23, 2001, ratios include income earned and expenses charged to the Master Portfolio. Ratios shown for periods of less than one year are annualized.

/3/ For activity prior to June 23, 2001 the portfolio turnover rate reflects activity by the Master Portfolio.

/4/ During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net expenses reflects the expense ratio in the absence of any waivers and/or reimbursements.

26  Outlook Funds Prospectus

                                                             Summary of Expenses
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    OUTLOOK 2040 FUND--COMMENCED
                    ON NOV. 8, 1999
--------------------------------------------------------------------------------
 Feb. 29,           Feb. 28,            Feb. 28,            Feb. 29,
   2000               2002                2001                2000
--------------------------------------------------------------------------------
 $ 18.73            $  15.64            $ 18.90             $ 19.97

    0.03                0.07               0.07                0.00

    0.54               (1.82)             (1.99)               0.80

    0.57               (1.75)             (1.92)               0.80

   (0.01)               0.00              (0.05)               0.00

   (2.22)              (0.18)             (1.29)              (1.87)

    0.00                0.00               0.00                0.00

   (2.23)              (0.18)             (1.34)              (1.87)

 $ 17.07            $  13.71            $ 15.64             $ 18.90

    2.39%             (11.22)%           (10.80)%              3.27%

 $ 1,203            $ 33,976            $31,613             $ 1,069

    1.00%               1.02%              1.04%               1.00%

    1.06%               0.54%              0.46%               0.24%

      26%                 14%                20%                 29%

    1.02%               1.22%              1.07%               1.01%

                                                    Outlook Funds Prospectus  27

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

We may temporarily hold assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments, to either maintain liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Funds. Certain common risks are identified in the "Summary of Important Risks" section on page 6. Other risks of mutual fund investing include the following:

..    Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the o FDIC.

..    We cannot guarantee that a Fund will meet its investment objective.

..    We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not "make good" any investment loss you may suffer, nor can anyone we contract with to provide services, such as investment advisers, offer or promise to make good any such losses.

..    Share prices--and therefore the value of your investment--will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

..    An investment in a single Fund, by itself, does not constitute a complete investment plan.

..    The Funds that invest in smaller companies, foreign companies (including investments made through ADRs and similar investments), and in emerging markets are subject to additional risks, including less liquidity and greater price volatility. A Fund's investment in foreign and emerging markets may also be subject to special risks associated with international trade, including currency, foreign investment, liquidity and regulatory risk.

..    The Funds may also use certain derivative instruments, such as options or futures contracts. The term "derivatives" covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

..    The Funds may invest a portion of their assets in U.S. Government obligations, such as securities issued or guaranteed by the Government National Mortgage Association ("GNMAs"), the Federal National Mortgage Association ("FNMAs") and the Federal Home Loan Mortgage Corporation ("FHLMCs"). These are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U.S. Government does not guarantee the market value or current yield of U.S. Government obligations. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government, and the U.S. Government's guarantee does not extend to the Funds themselves. Collateralized mortgage obligations ("CMOs") typically represent principal-only and interest-only portions of such securities and are subject to increased interest-rate and credit risk.

28  Outlook Funds Prospectus

--------------------------------------------------------------------------------

What follows is a general list of the types of risks (some of which are described previously) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk--The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk--The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk--The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Emerging Market Risk--The additional risks associated with emerging markets, as defined in the glossary, including that they may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk--The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Emerging market securities typically present even greater exposure to these same risks and can present additional risks (such as those related to social unrest or political upheaval) that can make them extremely volatile. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential, and dispositions of foreign securities and dividends and interest payable on those securities may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial, and other operational risks.

Interest Rate Risk--The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk--The risk that an investment practice, such as lending portfolio securities or engaging in forward commitments or when-issued securities transactions, may increase a Fund's exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk--The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

                                                    Outlook Funds Prospectus  29

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

Market Risk--The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Prepayment/Extension Risk--The risk that prepayment rates on mortgage loans or other receivables will be higher or lower or greater than expected, which can alter the duration of a mortgage-backed security, increase interest-rate risk, and reduce rates of return.

Regulatory Risk--The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

Small Company Investment Risk--The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more dramatically in response to selling pressure.

In addition to the general risks discussed above and under "Summary of Important Risks," you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the "Important Risk Factors" section on page 23 for additional information. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

30  Outlook Funds Prospectus

--------------------------------------------------------------------------------

Investment Practice/Risk
The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objective and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each Fund. See the Statement of Additional Information for more information on these practices.

Remember each Fund is designed to meet different investment needs and objectives.


--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                     PRINCIPAL RISK(S)
--------------------------------------------------------------------------------
Borrowing Policies
The ability to borrow money for temporary               Leverage Risk
purposes (e.g. to meet shareholder redemptions).

Emerging Markets
Securities of companies based in countries              Emerging Market, Foreign
considered developing or to have "emerging" stock       Investment, Regulatory,
markets. Generally, these securities have the same      Liquidity and Currency Risk
type of risks as foreign securities, but to a
higher degree.

Floating and Variable Rate Debt
Instruments with interest rates that are adjusted       Interest Rate and
either on a schedule or when an index or benchmark      Credit Risk
changes.

Foreign Obligations
Dollar-denominated debt obligations of non-U.S.         Foreign Investment, Regulatory
companies, foreign banks, foreign governments,          Liquidity and Currency Risk
and other foreign entities.

Foreign Securities
Equity securities issued by a non-U.S. company,         Foreign Investment, Regulatory
which may be in the form of an ADR or similar           Liquidity and Currency Risk
investment.

Forward Commitment, When-Issued and Delayed
Delivery Transactions
Securities bought and sold for delivery at a later      Interest Rate, Leverage,
date or bought or sold for a fixed price at a           and Credit Risk
fixed date.

Illiquid Securities
A security which may not be sold or disposed of in      Liquidity Risk
the ordinary course of business within seven days
at the value determined for it by the Fund.
Limited to 15% of net assets.

Loans of Portfolio Securities
The practice of loaning securities to brokers,          Credit, Counter-Party
dealers and financial institutions to increase          and Leverage Risk
return on those securities. Loans may be made up
to 1940 Act limits (currently one-third of total
assets including the value of collateral
received).

Mortgage- and Other Asset-Backed Securities
Securities consisting of undivided fractional           Interest Rate, Credit and
interests in pools of consumer loans, such as           Prepayment/Extension
mortgage loans, car loans, credit card debt, or         Risk
receivables held in trust.

Options
The right or obligation to receive or deliver a         Credit and
security or cash payment depending on the               Liquidity Risk
security's price or the performance of an index or
benchmark. Types of options used may include:
options on securities, options on a stock index,
stock index futures and options on stock index
futures to protect liquidity and portfolio value.

                                                    Outlook Funds Prospectus  31

Additional Strategies and General Investment Risks
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT PRACTICE                                   PRINCIPAL RISK(S)
--------------------------------------------------------------------------------
Other Mutual Funds
Investments by the Fund in shares of other mutual     Market Risk
funds, which will cause Fund shareholders to bear
a pro rata portion of the other fund's expenses,
in addition to the expenses paid by the Fund.

Privately Issued Securities
Securities that are not publicly traded but           Liquidity Risk
which may or may not be resold in accordance
with Rule 144A under the Securities Act of 1933.

Repurchase Agreements
A transaction in which the seller of a security       Credit and
agrees to buy back a security at an agreed upon       Counter-Party Risk
time and price, usually with interest.

Small Company Securities
Investments in small companies, which may be          Small Company, Investment,
less liquid and more volatile than investments        Market and Liquidity Risk
in larger companies.

32  Outlook Funds Prospectus

Organization and Management of the Funds
--------------------------------------------------------------------------------

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust
The Trust was organized as a Delaware business trust on March 10, 1999. The Board of Trustees of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board of Trustees of the Trust supervises the Funds' activities and approves the selection of various companies hired to manage the Funds' operation. The major service providers are described in the diagram below. Except for the adviser, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders it may change service providers.

-------------------------------------------------------------------------------------------
                                 BOARD OF TRUSTEES
-------------------------------------------------------------------------------------------
                         Supervises the Funds' activities
-------------------------------------------------------------------------------------------
           INVESTMENT ADVISER                                   CUSTODIAN
-------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC                Wells Fargo Bank Minnesota, N.A.
525 Market Street, San Francisco, CA             6th & Marquette, Minneapolis, MN

Manages the Funds' investment activities         Provides safekeeping for the Funds' assets
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                              INVESTMENT SUB-ADVISER
-------------------------------------------------------------------------------------------
                          Barclays Global Fund Advisors
                      45 Fremont Street, San Francisco, CA

                Responsible for day-to-day portfolio management
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                                                                TRANSFER
             ADMINISTRATOR                                       AGENT
-------------------------------------------------------------------------------------------
Wells Fargo Funds Management, LLC                Boston Financial Data Services, Inc.
525 Market St.                                   Two Heritage Dr.
San Francisco, CA                                Quincy, MA

Manages the Funds'                               Maintains records of shares and
business activities                              supervises the payment of dividends
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                   FINANCIAL SERVICES FIRMS AND SELLING AGENTS
-------------------------------------------------------------------------------------------
        Advise current and prospective shareholders on Fund investments
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                                  SHAREHOLDERS
-------------------------------------------------------------------------------------------

                                                    Outlook Funds Prospectus  33

Organization and Management of the Funds
--------------------------------------------------------------------------------

The Investment Adviser
Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and one of the largest banks in the United States. The Funds' adviser is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day management of the Funds. As of March 31, 2002, Funds Management and its affiliates managed over $177 billion in assets. For providing these services, Funds Management is entitled to receive fees as described in the "Summary of Expenses" section at the front of this Prospectus.

The Sub-Adviser
Barclays Global Fund Advisors ("BFGA"), a wholly owned subsidiary of Barclays Global Investors, N.A. ("BGI"), and an indirect subsidiary of Barclays Bank, PLC, is the sub-adviser for each of the Funds. In this capacity, BFGA invests the Funds' assets according to an asset allocation model. No particular individuals are responsible for the day-to-day management of the Funds. As of March 31, 2002, BGI and its affiliates managed or provided investment advice for assets aggregating in excess of $790 billion.

The Administrator
Funds Management provides the Funds with administrative services, including general supervision of each Fund's operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust's Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund's business. For providing these services, Funds Management is entitled to receive an annual fee of 0.15% of the average daily net assets of each Fund.

The Transfer Agent
Boston Financial Data Services, Inc. ("BFDS") provides transfer agency and dividend disbursing services to the Funds. For providing these services, BFDS receives an annual fee, certain transaction-related fees, and is reimbursed for out-of-pocket expenses incurred on behalf of the Funds.

34  Outlook Funds Prospectus

Your Account
--------------------------------------------------------------------------------

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

..    As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form. The price of Fund shares is based on the Fund's NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

..    Each Fund's investments are generally valued at current market prices.
     Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. We may be required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the latest closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. Such fair value pricing may result in NAVs that are lower or higher than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

..    We determine the NAV of each Class of the Funds' shares each business day as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class's liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

..    We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m.
     (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests we receive in proper form before this time are processed the same day.
     Requests we receive after the cutoff time are processed the next business day.

..    The Funds are open for business on each day the NYSE is open for business.
     NYSE holidays include New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Minimum Investments
Institutions are required to make a minimum initial investment of $2,000,000 per Fund. There are no minimum subsequent investment requirements so long as your Institution maintains account balances at or above the minimum initial investment amount.

                                                    Outlook Funds Prospectus  35

Your Account                                                   How to Buy Shares
--------------------------------------------------------------------------------

Typically, Institutional Class shares are bought and held on your behalf by the Institution through which you are investing. Investors interested in purchasing Institutional Class shares of the Funds should contact an account representative at their Institution and should understand the following:

..    Share purchases are made through a Customer Account at an Institution in accordance with the terms of the Customer Account involved;

..    Institutions are usually the holders of record of Institutional Class shares held through Customer Accounts and maintain records reflecting their customers' beneficial ownership of the shares;

..    Institutions are responsible for transmitting their customers' purchase and redemption orders to the Funds and for delivering required payment on a timely basis;

..    Institutions are responsible for delivering shareholder communications and voting information from the Funds, and for transmitting shareholder voting instructions to the Funds;

..    Institutions may charge their customers account fees and may receive significant fees from us with respect to investments their customers have made with the Funds; and

..    All purchases must be made with U.S. dollars and all checks must be drawn on U.S. banks.

36  Outlook Funds Prospectus

                                                              How To Sell Shares
--------------------------------------------------------------------------------

Institutional Class shares must be redeemed in accordance with the account agreement governing your Customer Account at the Institution. Please read the Customer Account agreement with your Institution for rules governing selling shares.

--------------------------------------------------------------------------------
GENERAL NOTES FOR SELLING SHARES
--------------------------------------------------------------------------------
     . We will process requests to sell shares at the first NAV calculated after a request in proper form is received. Requests received before the cutoff time are processed on the same business day.

     . Redemption proceeds are usually wired to the redeeming Institution the following business day.

     . If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

     . We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check or ACH have been collected. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

     . Generally, we pay redemption requests in cash, unless the redemption request is for more than the lesser of $250,000 or 1% of the net assets of the Fund by a single shareholder over a ninety-day period. If a request for a redemption is over these limits it may be to the detriment of existing shareholders to pay such redemption in cash. Therefore, we may pay the redemption in part or in whole in securities of equal value.

                                                    Outlook Funds Prospectus  37

Your Account                                              How to Exchange Shares
--------------------------------------------------------------------------------

Exchanges between Wells Fargo Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

.. You should carefully read the prospectus for the Fund into which you wish to exchange.

.. You may make exchanges between like shares of non-money market Funds and the Service Class shares of money market Funds.

.. In order to discourage excessive exchange activity that could result in additional expenses and lower returns for the Funds, the Funds may restrict or refuse exchanges from market timers. You may be considered a market timer if you completed more than one exchange within a 3-month period, or seem to be following a timing pattern.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Contact your account representatives for further details.

38  Outlook Funds Prospectus

Other Information
--------------------------------------------------------------------------------

Income and Gain Distributions
The Funds in this Prospectus pay any distributions of net investment income quarterly and make capital gains distributions at least annually.

Contact your Institution for distribution options.

Remember, distributions have the effect of reducing NAV per share by the amount distributed.

Taxes
The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to tax-exempt shareholders or those holding Fund shares through a tax-advantaged account such as a 401(k) Plan or individual retirement account. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund's shareholder substantially all of the Fund's net investment income and realized capital gains. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of distributions when determining their taxable income.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy Fund shares shortly before the Fund makes a distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy Fund shares when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Funds shares may be disallowed.

Foreign residents may be subject to different tax treatment, including withholding taxes. In certain circumstances, U.S. residents will be subject to back-up withholding taxes.

Request for Multiple Copies of Shareholder Documents
To help keep fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and would prefer to receive multiple copies, please call your customer account representative.

                                                    Outlook Funds Prospectus  39

Glossary
--------------------------------------------------------------------------------

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your investment professional.

ACH
Refers to the "Automated Clearing House" system maintained by the Federal Reserve Bank which allows banks to process checks, transfer funds and perform other tasks.

American Depositary Receipts ("ADRs")
Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR's owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

Asset-Backed Securities
Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day
Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation, Capital Growth
The increase in the value of a security. See also "total return."

Capitalization
When referring to the size of a company, capitalization means the total number of a company's outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company's size and is sometimes referred to as "market capitalization."

Debt Securities
Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives
Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions
Dividends and/or capital gains paid by a Fund on its shares.

Duration
A measure of a security's or portfolio's sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Emerging Markets
Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an "emerging" stock market. Such markets may be under-capitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

40  Outlook Funds Prospectus

--------------------------------------------------------------------------------

FDIC
The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits such as savings accounts and CDs. Mutual funds are not FDIC insured.

Illiquid Security
A security which cannot be readily sold or disposed of in the ordinary course of business within seven days at approximately the value determined for it by the Fund.

Institution
Banks, pension funds, insurance companies, trusts or other similar entities. Institutions usually aggregate transactions with the Funds on behalf of groups of investors.

Investment-Grade
A type of bond rated in the top four investment categories by a nationally recognized statistical ratings organization. Generally these are bonds whose issuers are considered to have a strong ability to pay interest and repay principal, although some investment-grade bonds may have some speculative characteristics.

Liquidity
The ability to readily sell a security at a fair price.

Money Market Instruments
High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers' acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

Net Asset Value ("NAV")
The value of a single fund share. It is determined by adding together all of a Fund's assets, subtracting accrued expenses and other liabilities, then dividing by the total number of shares.

Options
An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

Quantitatively Measured Risk
Risk that gauges both the frequency and degree to which an asset class will perform below the long-term expected average.

Repurchase Agreement
An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Statement of Additional Information
A document that supplements the disclosure made in the Prospectus.

Time Horizon
An investments time horizon marks the point when investors plan to start making net withdrawals. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with shorter time horizons. Long-term investors are more likely to accept a greater risk of short-term loss for the opportunity of achieving greater long-term gains.

                                                    Outlook Funds Prospectus  41

Glossary
--------------------------------------------------------------------------------

Total Return
The annual return on an investment, including any appreciation or decline in share value. Total return calculations assume reinvestment of all dividends and capital gains, reflect fee waivers, and exclude sales loads.

Turnover Ratio
The percentage of the securities held in a Fund's portfolio, other than short-term securities, that were bought or sold within a year.

Undervalued
Describes a stock that is believed to be worth more than its current price.

U.S. Government Obligations
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

42  Outlook Funds Prospectus

YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENT:

STATEMENT OF ADDITIONAL INFORMATION
supplements of the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally part of this Prospectus.

ANNUAL/SEMI-ANNUAL REPORTS
provide certain financial and other important information, including a discussion of the market conditions and strategies that significantly affected Fund performance, over the reporting period.

THIS DOCUMENT IS AVAILABLE FREE OF CHARGE:
Call: 1-800-222-8222

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Boston, MA 02266-8266; or

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PROFESSIONAL

P008 (07/02)
ICA Reg. No.
811-09253                                                       [LOGO]
#522761                                                Printed on Recycled Paper

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             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
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

                             WELLS FARGO FUNDS TRUST
                            Telephone: 1-800-222-8222

                       STATEMENT OF ADDITIONAL INFORMATION
                               Dated July 1, 2002

                               OUTLOOK TODAY FUND
                                OUTLOOK 2010 FUND
                                OUTLOOK 2020 FUND
                                OUTLOOK 2030 FUND
                                OUTLOOK 2040 FUND

                Class A, Class B, Class C and Institutional Class

         Wells Fargo Funds Trust (the "Trust") is an open-end, management investment company. This Statement of Additional Information ("SAI") contains additional information about five funds in the Wells Fargo Funds Trust family of funds (each, a "Fund" and collectively, the "Funds") -- the Outlook Today, Outlook 2010, Outlook 2020, Outlook 2030 and Outlook 2040 Funds. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund offers Class A, Class B, Class C and Institutional Class shares. This SAI relates to all such classes of shares.

         This SAI is not a prospectus and should be read in conjunction with the Funds' Prospectuses, dated July 1, 2002. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. The audited financial statements for the Funds, which include the portfolios of investments and independent auditors' report for the year ended February 28, 2002, are hereby incorporated by reference to the Annual Report. The Prospectuses and Annual Reports may be obtained without charge by calling 1-800-222-8222 or by writing to Wells Fargo Funds, P.O. Box 8266, Boston, MA 02266-8266.

                                TABLE OF CONTENTS

                                                                                                      Page

Historical Fund Information ..................................................................          1

Investment Policies ..........................................................................          3

Additional Permitted Investment Activities and Associated Risks ..............................          5

Management ...................................................................................         20

Performance Calculations .....................................................................         33

Determination of Net Asset Value .............................................................         36

Additional Purchase and Redemption Information ...............................................         36

Portfolio Transactions .......................................................................         38

Fund Expenses ................................................................................         42

Federal Income Taxes .........................................................................         42

Capital Stock ................................................................................         49

Other ........................................................................................         54

Counsel ......................................................................................         55

Independent Auditors .........................................................................         55

Financial Information ........................................................................         55

Appendix .....................................................................................        A-1

                           HISTORICAL FUND INFORMATION

         The Funds described in this SAI were created as part of the reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. ("Wells Fargo Bank") and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. ("NIM"), into a single mutual fund complex following the merger of the advisers' parent companies. On March 25, 1999, the Board of Trustees of Stagecoach Trust and the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of the predecessor Stagecoach Trust portfolios to the Funds (the "Reorganization"). Prior to November 5, 1999, the effective date of the Reorganization, the Funds had only nominal assets.

         Effective May 1, 2001, the name of each Fund was changed as follows:

         -------------------------------------------- -------------------
         Prior Name                       Name Effective May 1, 2001
         ------------------------------------------ ---------------------
         LifePath Opportunity Fund         Wells Fargo Outlook Today Fund
         --------------------------------- ------------------------------
         LifePath 2010 Fund                Wells Fargo Outlook 2010 Fund
         --------------------------------- ------------------------------
         LifePath 2020 Fund                Wells Fargo Outlook 2020 Fund
         --------------------------------- ------------------------------
         LifePath 2030 Fund                Wells Fargo Outlook 2030 Fund
         --------------------------------- ------------------------------
         LifePath 2040 Fund                Wells Fargo Outlook 2040 Fund
         -------------------------------------------- -------------------

         Effective June 23, 2001, each Fund withdrew its investment from its respective Barclays Global Fund Advisors ("BGFA")-advised master portfolio, and converted into a stand-alone Fund investing directly in a portfolio of securities. At that time, BGFA became the direct investment adviser to each stand-alone Fund pursuant to an interim advisory agreement, and was entitled to receive fees at the same annual rates as were applicable under the advisory contract with each BGFA-advised Master Portfolio. At the special meetings of shareholders held on October 19, 2001, shareholders approved new investment advisory and sub-advisory arrangements, with Wells Fargo Funds Management, LLC ("Funds Management") as adviser and BGFA as sub-adviser.

         The Outlook Today, Outlook 2010, Outlook 2020, Outlook 2030 and Outlook 2040 Funds commenced operations on November 8, 1999, as successors to the LifePath Funds of Stagecoach Trust. The predecessor Stagecoach Trust LifePath Funds offered Class A, Class B, and Class C shares. The Class B shares of the LifePath Opportunity Fund commenced operations on August 1, 1998, and the Class C shares of the LifePath 2040 Fund commenced operations on July 1, 1998. The Class B shares of all other LifePath Funds commenced operations on March 1, 1997. The Class C shares of all other LifePath Funds commenced operations on December 1, 1998. The Institutional Class shares commenced operations on November 8, 1999. Prior to June 24, 1998, the LifePath Opportunity Fund of Stagecoach Trust was named the LifePath 2000 Fund.

         Asset Allocation Strategy -- Investment Models

         The Funds seek to provide investors with an asset allocation strategy designed to maximize assets consistent with the quantitatively measured risk such investors, on average, may be willing to accept given their investment time horizons. The Funds invest in a wide range of U.S. and foreign equity and debt securities and money market instruments. Each Fund, except the Outlook Today Fund, is managed for investors planning to retire (or begin to withdraw substantial portions of their investment) approximately in the year stated in the title of the Fund in which they invest (e.g., investors in the Outlook 2010 Fund plan to retire, or begin to withdraw substantial portions of their investment, in the year 2010). The Outlook Today Fund is managed for investors who are retired, or are planning to retire or will begin to withdraw substantial portions of their investment in the near future.

         The Outlook Funds contain both "strategic" and "tactical" components, with the strategic component weighted more heavily than the tactical component. The strategic component of the Funds evaluates the risk that investors, on average, may be willing to accept given their investment time horizons. The strategic component thus determines the changing investment risk level of each Outlook Fund as time passes. The tactical component addresses short-term market conditions. The tactical component thus adjusts the amount of investment risk taken by each Fund without regard to time horizon, but rather in consideration of the relative risk-adjusted short-term attractiveness of various asset classes. The Funds may invest in a wide range of U.S. and foreign investments and market sectors and may shift their allocations among investments and sectors from time to time. To manage the Funds, BGFA employs a proprietary investment model (the "Model") that analyzes extensive financial and economic data, including risk correlation and expected return statistics. The Model selects indices representing segments of the global equity and debt markets and the Funds invest to create market exposure by purchasing representative samples of the indices in an attempt to replicate their performance.

         The Model has broad latitude to allocate the Funds' investments among a wide range of asset classes, including, among others, equity securities, debt securities and money market instruments. The Funds are not managed as balanced portfolios and are not required to maintain a portion of their investments in each of the permitted investment categories at all times. Until a Fund attains an asset level of approximately $100 to $150 million, the Model will allocate assets across fewer of the investment categories than it otherwise would. As a Fund approaches this minimum asset level, the Model will add investment categories, thereby approaching the desired investment mix over time. The portfolio of investments of each Fund is compared from time to time to the Model's recommended allocation. Recommended reallocations are implemented subject to BGFA's assessment of current economic conditions and investment opportunities. BGFA may change from time to time the criteria and methods it uses to implement the recommendations of the Model. Recommended reallocations are implemented in accordance with trading policies designed to take advantage of market opportunities and reduce transaction costs. The asset allocation mix selected by the Model is a primary determinant in the respective Fund's investment performance. BGFA manages other portfolios that also invest in accordance with the Model. The performance of each of those other portfolios is likely to vary from the performance of the Funds. Such variation in performance is primarily due to different equilibrium asset-mix assumptions used for the various portfolios, timing differences in the implementation of the Model's recommendations and differences in expenses and liquidity requirements. The overall management of each Fund is based on the recommendation of the Model, and no person is primarily responsible for recommending the mix of asset classes in each Fund or the mix of securities within the asset classes. Decisions relating to the Model are made by BGFA's investment committee.

                               INVESTMENT POLICIES

     Fundamental Investment Policies

     Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit a Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements;

     (2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

     (3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

     (4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

     (5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

     (6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's investment program may be deemed to be an underwriting;

     (7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

     (8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

     Non-Fundamental Investment Policies

     Each Fund has adopted the following non-fundamental policies which may be changed by the Board of Trustees of the Trust at any time without approval of such Fund's shareholders.

     (1) A Fund that is purchased by another Fund in the Wells Fargo Fund family in reliance on Section 12(d)(1)(G) of the 1940 Act or in reliance on an exemptive order granting relief from Section 12(d)(1)(A) that conditions such relief on the existence of this policy, will not purchase shares of any registered open-end investment company or registered unit investment trust in reliance on either section 12(d)(1)(F) or Section 12(d)(1)(G).

     (2) Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) Each Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission ("CFTC") (i) for bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

     (4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund's total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

     (5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund's investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

     (6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

     (7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

         Set forth below are descriptions of certain investments and additional investment policies for the Funds. Not all of the Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

         Asset-Backed Securities

         The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (CARS) and credit card receivables (CARDS). Payments of principal and interest on these asset-backed securities may be "passed through" on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security's par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. The Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading "Mortgage-Related Securities."

         Bank Obligations

         The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on all amounts payable on and cash payable on the sale of such securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping standards than those applicable to domestic branches of U.S. banks.

         Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

         Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation ("FDIC"). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

         Bonds

         Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) periodically or on a specified maturity date. An issuer may have the right to redeem or "call" a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of "floating-rate" or "variable-rate" bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

         Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation's earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer's general creditworthiness) or secured (also backed by specified collateral).

         Borrowing

         The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, short sales not against the box, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

         Convertible Securities

         The Funds may invest in convertible securities that provide current income and are issued by companies that have a strong earnings and credit record. The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer's capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer's common stock through the conversion feature. Fluctuations in the convertible security's price can reflect changes in the market value of the common stock or changes in market interest rates. At most, 5% of each Fund's net assets will be invested, at the time of purchase, in convertible securities that are not rated in the four highest rating categories by one or more NRSROs, such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("S&P"), or unrated but determined by the adviser to be of comparable quality.

         Derivative Securities

         The Funds may invest in various instruments that may be considered "derivatives," including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators ("References") or the relative change in two or more References. Some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the sale of a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer's credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with the Funds' investment objective, policies and quality standards, consider making investments in such new types of derivative securities.

         Dollar Roll Transactions

         The Funds may enter into "dollar roll" transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The Funds will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

         Fixed-Income Securities

         Investors should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment grade, the particular Fund considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain securities that may be purchased by the Fund, such as those rated "Baa" by Moody's and "BBB" by S&P, Fitch Investors Service, Inc. ("Fitch") and Duff & Phelps Credit Rating Co. ("Duff"), may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Securities which are rated "Baa" by Moody's are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody's to have speculative characteristics. Securities rated "BBB" by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher rated categories. Securities rated "BBB" by Fitch are considered investment grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these securities and, therefore, impair timely payment. Securities rated "BBB" by Duff have below average protection factors but nonetheless are considered sufficient for prudent investment. If a security held by a Fund is downgraded to a rating below investment grade, such Fund may continue to hold the security until such time as the adviser determines it to be advantageous for the Fund to sell the security.

         Floating- and Variable-Rate Obligations

         The Funds may purchase floating- and variable-rate obligations, such as demand notes, and bonds and certificates of participation in such obligations. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

         There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund's portfolio. No Fund will invest more than 15% of the value of its net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, if an active secondary market exists. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

         Foreign Obligations and Securities

         The Funds may invest in foreign company stocks which may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer's home country. Concentrated investment in any single country, especially a less developed country, would make the Fund's value more sensitive to economic, currency and regulatory changes within that country. The Funds may also invest in securities of companies located or operating in countries considered developing or to have "emerging" stock markets. Emerging market countries are often dependent on international trade and are therefore often vulnerable to events in other countries. They may have less developed financial systems and volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries, which may make them more difficult to sell, particularly during a market downturn.

         The Funds invest in securities of foreign issuers through American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") of such issuers. ADRs, EDRs and GDRs may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe. Each Fund may invest in ADRs, EDRs, CDRs and GDRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

         The Funds may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governments, their political subdivisions, agencies or instrumentalities that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries. The Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

         Foreign Currency Transactions. The Funds may enter into foreign currency exchange contracts ("forward contracts") to protect against uncertainty in the level of future foreign exchange rates. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into the interbank market conducted between currency traders (usually large commercial banks) and their customers. Foreign currency exchange contracts may be bought or sold to protect the Funds against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

         Forward Commitment, When-Issued and Delayed-Delivery Transactions

         The Funds may purchase or sell securities on a when-issued or delayed delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

         The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

         Futures Contracts and Options Transactions

         In General. The Funds may enter into and engage in futures contracts and options transactions as discussed below. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

         Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value of the relevant Fund.

         The Funds may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. The Funds' futures transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

         Initially, when purchasing or selling futures contracts a Fund will be required to deposit with its custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

         The Funds may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

         Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

         Stock Index Options. The Funds may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Fund will place in a segregated account with the Fund's custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

         Stock Index Futures and Options on Stock Index Futures. The Funds may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

         Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts. The Funds may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Funds may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest-rate futures and price movements in the Funds' portfolio securities which are the subject of the transaction.

         Interest-Rate and Index Swaps. The Funds may enter into interest-rate and index swaps in pursuit of their investment objectives. Interest-rate swaps involve the exchange by a Fund with another party of its commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by a Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that such Fund contractually is entitled to receive.

         Future Developments. The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with each Fund's investment objective and legally permissible for the Fund.

         Illiquid Securities

         The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the "1933 Act") and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may invest or hold up to 15% of its net assets in illiquid securities.

         Loans of Portfolio Securities

         Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

         A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

         Wells Fargo Bank Minnesota, N.A. ("Wells Fargo Bank MN" or "Custodian") acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds' investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank MN is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

         Money Market Instruments

         The Funds may invest in the following types of high quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers' acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1" or "A-1--" by S&P, or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. The Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; (ii) are among the 75 largest foreign banks in the world as determined on the basis of assets; (iii) have branches or agencies in the United States; and (iv) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

         Mortgage-Related Securities

         The Funds may invest in mortgage-related securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage pass-through securities created by non- government issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

         Prepayment and Extension Risk. The stated durations of mortgage-related securities may be shortened by unscheduled prepayments on the underlying mortgages, or extended in rising interest rate environments. Therefore, it is not possible to predict accurately the average duration of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

         Collateralized Mortgage Obligations ("CMOs") and Adjustable Rate Mortgages ("ARMs"). The Funds may also invest in investment grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") or Federal National Mortgage Association ("FNMA"). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with the Fund's investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

         The Funds each may invest in ARMs issued or guaranteed by the GNMA, FNMA or the FHLMC. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high quality investments that present minimal credit risks. The yields provided by these ARMs have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

         The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, while those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards.

         The interest rates on the mortgages underlying the ARMs and some of the CMOs in which the Funds may invest generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined commonly-recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The net asset value of a Funds' shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during interim periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of a Fund or if the Funds sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates. The holder of ARMs and CMOs are also subject to repayment risk.

         The Funds will not invest in CMOs that, at the time of purchase, are "high-risk mortgage securities" as defined in the then current Federal Financial Institutions Examination Council Supervisory Policy Statement on Securities Activities. High-risk mortgage securities are generally those with long durations or those which are likely to be more sensitive to interest-rate fluctuations.

         Other Investment Companies

         The Funds may invest in shares of other open-end management investment companies, generally up to the limits prescribed by Section 12(d) of the 1940 Act. Currently, under the 1940 Act, a Fund's investment in such securities currently is generally limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's net assets with respect to any one investment company and (iii) 10% of such Fund's net assets in aggregate. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

         Pass-Through Obligations

         The Funds may invest in pass-through obligations that are supported by the full faith and credit of the U.S. Government (such as those issued by the GNMA) or those that are guaranteed by an agency or instrumentality of the U.S. Government or government-sponsored enterprise (such as FNMA or FHLMC) or bonds collateralized by any of the foregoing.

         Privately Issued Securities

         The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 ("Rule 144A Securities").

Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are determined by the investment adviser to be "illiquid" are subject to the Funds' policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser, under guidelines approved by Board of Trustees of the Trust, will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

         Repurchase Agreements. The Funds may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. All repurchase agreements will be fully "collateralized," as defined in or under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. All repurchase agreements will be fully collateralized at 102% based on values that are marked to market daily. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Funds' disposition of the security may be delayed or limited.

         The Funds may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund's net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Board of Trustees and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

         Reverse Repurchase Agreements

         The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

         Short Sales

         The Funds may make short sales of securities they own or have the right to acquire at no added cost through conversion or exchange of other securities they own (referred to as short sales "against the box"). If a Fund makes a short sale "against the box," the Fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. The Fund's decision to make a short sale "against the box" may be a technique to hedge against market risks when the adviser believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund's long position would be reduced by an offsetting future gain in the short position. Short sales transactions may have adverse tax consequences to the Funds and their shareholders.

         Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

         Short-Term Corporate Debt Instruments

         The Funds may invest in commercial paper (including variable amount master demand notes), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

         The Funds also may invest in nonconvertible corporate debt securities (e.g., bonds and debentures) with no more than one year remaining to maturity at the date of settlement. The Funds will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P.

         Unrated Investments

         The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by such Fund. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectuses and in this SAI. The ratings of Moody's and S&P are more fully described in the attached Appendix.

         U.S. Government Obligations

         The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

         Warrants

         The Funds each may invest in warrants (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The price of warrants do not necessarily correlate with the prices of the underlying securities.

         Zero Coupon Bonds

         The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value; conversely, when interest rates fall, zero coupon securities rise more rapidly in value as the discount to face value narrows.

         Nationally Recognized Statistical Ratings Organizations ("NRSROs")

         The ratings of Moody's, S&P, Duff, Fitch, Thomson Bank Watch, and IBCA Inc. represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation.

                                   MANAGEMENT

         The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Organization and Management of the Funds."

         Trustees and Officers. The Board of Trustees ("Board") of the Trust supervises each Fund's activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

         General. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for each of the 96 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Core Trust (collectively the "Fund Complex"). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust's retirement policy at the end of the calendar year in which a Trustee turns 72.

         In the table below and throughout this section, information for Trustees who are not "interested" persons of the Trust, as that term is defined under the 1940 Act ("independent Trustees"), appears separately from the information for the "interested" Trustees.

                          Position Held with                                     Other Public Company
                          Registrant/              Principal Occupation(s)       or Investment Company
Name, Age and Address     Length of Service/1/       During Past 5 Years           Directorships
---------------------     --------------------       -------------------           -------------

                                    INDEPENDENT TRUSTEES

Thomas S. Goho, 59          Trustee,            Wake Forest University, Calloway           N/A
                            since 1987          School of Business and
                                                Accountancy, Benson-Pruitt
                                                Professorship since 1999,
                                                Associate Professor of Finance
                                                1994-1999.

Peter G. Gordon, 59         Trustee, since      Chairman, CEO and Co-Founder of            N/A
                            1998; (Lead         Crystal Geyser Water Company and
                            Trustee, since      President of Crystal Geyser
                            2001).              Roxane Water Company.

Richard M. Leach, 68        Trustee,            President of Richard M. Leach              N/A
                            since 1987          Associates (a financial
                                                consulting firm).

Timothy J. Penny, 50        Trustee,            Senior Counselor to the public             N/A
                            since 1996          relations firm of Himle-Horner
                                                and Senior Fellow at the
                                                Humphrey Institute, Minneapolis,
                                                Minnesota (a


                               Position Held with                                        Other Public Company
                               Registrant/           Principal Occupation(s)             or Investment Company
 Name, Age and Address         Length of Service/1/  During Past 5 Years                 Directorships
 ---------------------         --------------------  -------------------                 -------------
                                                     public policy organization).

Donald C. Willeke, 61          Trustee,              Principal of the law firm of                    N/A
                               since 1996            Willeke & Daniels.

                                         INTERESTED/2/ TRUSTEES

Robert C. Brown, 70            Trustee,              Retired. Director, Federal Farm                 N/A
                               since 1992            Credit Banks Funding Corporation
                                                     and Farm Credit System Financial
                                                     Assistance Corporation until
                                                     February 1999.

W. Rodney Hughes, 75           Trustee,              Private Investor.                   Barclays Global Investor
                               since 1987                                                Funds/Master Investment
                                                                                         Portfolio,
                                                                                         23 portfolios

J. Tucker Morse, 57            Trustee,              Private Investor/Real Estate                    N/A
                               since 1987            Developer; Chairman of White
                                                     Point Capital, LLC.


                                                OFFICERS

Michael J. Hogan, 43           President,            Executive Vice President of Wells               N/A
                               since 2000            Fargo Bank, N.A. since July
                                                     1999.  President of Wells Fargo
                                                     Funds Management, LLC since March
                                                     2001.  Senior Vice President of
                                                     Wells Fargo Bank, N.A. from April
                                                     1997 to July 1999.  Prior
                                                     thereto, Vice President of
                                                     American Express Financial
                                                     Advisors until April 1997.

                               Position Held with                                        Other Public Company
                               Registrant/            Principal Occupation(s)            or Investment Company
 Name, Age and Address         Length of Service/1/   During Past 5 Years                Directorships
 ---------------------         --------------------   -------------------                -------------

Karla M. Rabusch, 43           Treasurer,            Senior Vice President of Wells               N/A
                               since 2000            Fargo Bank, N.A., since May
                                                     2000. Senior Vice President and
                                                     Chief Administrative Officer of
                                                     Wells Fargo Funds Management, LLC
                                                     since March 2001.  Vice President
                                                     of Wells Fargo Bank, N.A. from
                                                     December 1997 to May 2000.  Prior
                                                     thereto, Director of Managed
                                                     Assets Investment Accounting of
                                                     American Express Financial
                                                     Advisors until November 1997.

C. David Messman, 42           Secretary,            Vice President and Senior Counsel            N/A
                               since 2000            of Wells Fargo Bank, N.A. since
                                                     January 1996.  Vice President and
                                                     Secretary of Wells Fargo Funds
                                                     Management, LLC since March
                                                     2001.

________________

/1/   Length of service dates reflect the Trustee's commencement of service with the Trust's predecessor entities, where applicable.

/2/   Basis of Interestedness. Robert C. Brown and W. Rodney Hughes own
securities of Wells Fargo & Company, the parent holding company of the Funds' adviser. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

      Committees. All of the independent Trustees are also members of the Audit and Nominating Committees of the Trust. Whenever a vacancy occurs on the Board of Trustees, the Nominating Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Nominating Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust's management. Pursuant to the Trust's charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Nominating Committee meets only as necessary, and did not meet during the Funds' most recently completed fiscal year. The Audit Committee oversees the Funds' accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds' financial statements, and interacts with the Funds' independent auditors on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met two times during the Funds' most recently completed fiscal year.

         Compensation. Prior to January 1, 2002, each Trustee received an annual retainer (payable quarterly) of $40,000 from the Fund Complex, and also received a combined fee of $1,000 for attendance at Fund Complex Board meetings, and a combined fee of $250 for attendance at committee meetings. If a committee meeting was held absent a full Board meeting, each attending Trustee received a $1,000 combined fee. These fees applied equally for in-person or telephonic meetings, and Trustees were reimbursed for all out-of-pocket expenses related to attending meetings.

         Effective January 1, 2002, each Trustee receives an annual retainer (payable quarterly) of $52,000 from the Fund Complex. Each Trustee also receives a combined fee of $5,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,000 for attendance at telephonic Fund Complex Board meetings. In addition, the Lead Trustee of the Fund Complex receives an additional $10,000 annual retainer for the additional work and time devoted by the Lead Trustee.

         The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust's officers are not compensated by the Trust for their services. For the fiscal year ended February 28, 2002, the Trustees received the following compensation:

                               Compensation Table
                          Year Ended February 28, 2002
                          ----------------------------

         Trustee                                                Compensation
         -------                                                ------------

                              INDEPENDENT TRUSTEES

         Thomas S. Goho                                            $104,000
         Peter G. Gordon                                           $105,000
         Richard M. Leach                                          $104,000
         Timothy J. Penny                                          $104,000
         Donald C. Willeke                                         $104,000
                               INTERESTED TRUSTEES

         Robert C. Brown                                           $103,000
         W. Rodney Hughes                                          $103,000
         J. Tucker Morse                                           $101,000

         Beneficial Equity Ownership Information. As of the date of this SAI, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

                   Beneficial Equity Ownership in Fund Complex
                      Calendar Year Ended December 31, 2001
                      -------------------------------------

----------------------------- ---------------------------------------------------------- --------------------
                                                                                         Aggregate Dollar
                          Dollar Range of Equity Securities of the Outlook Funds         Range of Equity
Trustee                   of Funds Trust                                                 Securities of Fund
                                                                                         Complex
----------------------------- ----------- ---------- ----------- ---------- ------------ --------------------

                                Outlook     Outlook    Outlook     Outlook    Outlook
                                Today       2010       2020        2030       2040
-------------------------------------------------------------------------------------------------------------

                                            INDEPENDENT TRUSTEES

-------------------------------------------------------------------------------------------------------------
Thomas S. Goho                    B           B           0          0           0                D
----------------------------- ----------- ----------- ---------- ----------- ----------- --------------------
Peter G. Gordon                   0           0           0          0           0                0
----------------------------- ----------- ----------- ---------- ----------- ----------- --------------------
Richard M. Leach                  0           0           0          0           0                B
----------------------------- ----------- ----------- ---------- ----------- ----------- --------------------
Timothy J. Penny                  0           0           0          0           0                A
----------------------------- ----------- ----------- ---------- ----------- ----------- --------------------
Donald C. Willeke                 0           0           0          0           0                D
-------------------------------------------------------------------------------------------------------------
                                          INTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------------
Robert C. Brown                   0           0           0          0           0                D
----------------------------- ----------- ----------- ---------- ----------- ----------- --------------------
W. Rodney Hughes                  0           0           0          0           0                D
----------------------------- ----------- ----------- ---------- ----------- ----------- --------------------
J. Tucker Morse                   0           0           0          0           0                D
----------------------------- ----------- ----------- ---------- ----------- ----------- --------------------

         Ownership of Securities of Certain Entities. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

         Approval of Advisory and Sub-Advisory Agreements. Under Section 15(c) of the 1940 Act, the Board is generally required to approve annually the investment advisory and investment sub-advisory contracts (individually, an "Advisory Agreement," and collectively, the "Advisory Agreements") for the Funds. At each quarterly meeting, the Board reviews the performance information and nature of services provided by the investment adviser and any sub-advisers. At least annually, the Board is provided with quantitative and qualitative information to assist it in evaluating whether to approve the continuance of the Advisory Agreements, including comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser and investment sub-adviser (individually, an "Adviser" and collectively, "Advisers"), a description of the quality and nature of the services provided by the Advisers.

         Before approving an Advisory Agreement with an Adviser, the Board reviewed a detailed profitability analysis of the Adviser based on the fees payable under the Advisory Agreement, including any fee waivers or fee caps, as well as any other relationships between the Funds and the Adviser and affiliates. The Board also analyzed each Fund's contractual fees, including investment advisory and sub-advisory fees, administration fees, shareholder servicing fees, and Rule 12b-1/distribution fees.

         The Board then reviewed statistical information regarding the performance and expenses of the Funds and was provided with a detailed description of the methodology used to prepare this information. In addition to the performance information for each Fund, the Board reviewed the performance information for a "Peer Group," a group of funds that was similar to the specific Fund, the relevant Lipper category of funds ("Lipper Group"), and an applicable broad-based index. The Board also reviewed data relating to the risk of each Fund as compared to its total return. This data showed the statistical measurement of the volatility of each Fund's total return throughout a specific time-period. The Board then also reviewed, for each Fund as compared to its Lipper Group and Peer Group, the: (i) combined contractual advisory and administration fees, (ii) net expense ratio, (iii) maximum contractual advisory fees permitted under the Advisory Agreement (excluding fee waivers and/or expense reimbursements); and (iv) projected contractual advisory fees showing the impact of breakpoints, if any, on contractual advisory fees. During its review, the Board considered the advisory fees paid by the Funds as well as the total fees paid to the Adviser for advisory and other services it provides to the Funds. The Board also reviewed information pertaining to the fee structure for each Fund and considered whether alternative fee structures (e.g. breakpoint fee structures, performance-based fees, fee waivers or fee caps) would be more appropriate or reasonable taking into consideration any economies of scale or other efficiencies that accrue from increases in a Fund's asset levels.

         The Board then analyzed the Adviser's background and services that it provides to the Funds. The Board discussed the fact that the Adviser has established an investment program for each Fund and supervises and evaluates the sub-adviser. The Board recognized that the Adviser has an expertise in hiring and overseeing the activities of the sub-adviser. The Board also recognized that the primary investment adviser's oversight responsibilities include the monitoring of Fund compliance with federal securities laws and regulations. The Board reviewed the Advisers compliance procedures including the Advisers' internal compliance policies relating to the respective Codes of Ethics and the Advisers' policies on personal trading, internal compliance procedures relating to the Funds' portfolio investments and operations, the process for monitoring and evaluating work performed by third parties, compliance by the distributor on behalf of the Funds with SEC and other regulatory requirements, maintenance of books and records of the Funds and recordkeeping systems of the Advisers, and other activities and clients of the Advisers. The Board also received and reviewed information on all SEC and other regulatory inquiries or audits of the Advisers, and a summary of any communications received from Fund shareholders since the last approval of the Advisory Agreements. The Board also considered the background and experience of the senior management of each Adviser, and the level of attention given to the Funds by such persons. In evaluating the Advisers, the Board recognized that the Advisers have the size, visibility and resources to attract and retain highly qualified investment professionals, including research, advisory, or marketing personnel.

         In addition to the above considerations, the Board also analyzed certain factors relating specifically to the sub-adviser. For example, the Board considered the sub-adviser's investment strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board also considered soft dollar arrangements and other benefits received by the primary Adviser through its relationship with the sub-adviser (e.g. float income received by the Adviser on sale and redemption amounts, other contractual arrangements, or the general nature of the benefits received by affiliates of the primary Adviser that provide services to the Funds). The Board analyzed the degree to which the sub-adviser who oversees several funds can manage across asset classes and whether its investment disciplines are driven by proprietary research. The Board also reviewed the sub-adviser's procedures for selecting brokers to execute portfolio transactions for the Funds. More specifically, the Board reviewed the method by which the sub-adviser selects brokers and the factors that the sub-adviser considers prior to selecting a broker to execute portfolio transactions. One such factor was the sub-adviser's consideration of obtaining research services or other soft dollar arrangements through the allocation of Fund brokerage. The Board also considered the standards and performance in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, the benefits from using an affiliated broker, the extent to which efforts are made to recapture transaction costs, and the existence of quality controls applicable to the Funds' portfolios. The Board reviewed the sub-adviser's method for allocating portfolio opportunities among the Funds and other advisory clients.

         Based on the above analysis, the Board determined that the Advisory Agreements, including the fee levels, were fair and reasonable in light of all relevant circumstances. This determination, was based on the following factors more fully discussed above: (i) the quality of services provided by each of the Advisers; (ii) the scope of each Adviser's background and experience; (iii) an analysis of advisory fees paid by the Funds compared to other similar funds; and
(iv) the level of profits realized by the primary investment adviser from its advisory arrangement with the Funds.

         Investment Adviser. As discussed under the "Historical Information Section," Funds Management assumed investment advisory responsibilities for each of the Funds on October 19, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, was created in early 2001 to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser. As compensation for its advisory services, Funds Management is entitled to receive a monthly fee at the annual rate of 0.70% of each Fund's average daily net assets. Prior to October 19, 2001, BGFA served as investment adviser to the Funds.

         For the fiscal year ended February 28, 2002, the Funds paid to Funds Management (from October 19, 2001 to February 28, 2002) and to BGFA (from June 23, 2002 to October 18, 2001) the following amounts:

                                             Funds Mgmt.                              BGFA
Fund                                     (10/19/01 - 2/28/02)                 (6/23/01 - 10/18/01)
----                                     --------------------                 --------------------
                                  Fees Paid        Fees Waived/Reimbursed          Fees Paid
                                  ---------        ----------------------          ---------
Outlook Today Fund                $ 80,575                $108,242                  $126,964
Outlook 2010 Fund                 $254,304                $185,619                  $302,610
Outlook 2020 Fund                 $460,780                $248,391                  $489,667
Outlook 2030 Fund                 $216,263                $206,519                  $302,918
Outlook 2040 Fund                 $417,703                $311,781                  $529,666

         Prior to June 23, 2002, the Funds were master-feeder funds that invested substantially all of their assets in corresponding master portfolios advised by BGFA with substantially similar investment objectives and strategies. Accordingly, the information below showing the dollar amounts of advisory fees paid shows the pro-rata portion of the advisory fees paid by the previous corresponding master portfolio to BGFA that was borne by each Fund, without waivers:

                                               Period From         Year Ended      Year Ended
Master Portfolio                             3/01/01-6/22/01        2/28/01          2/29/00
----------------                             ---------------        -------          -------
LifePath Income Master Portfolio                 $118,096          $  331,518      $  333,993
LifePath 2010 Master Portfolio                   $292,440          $  771,687      $  710,560
LifePath 2020 Master Portfolio                   $475,252          $1,433,624      $1,236,872
LifePath 2030 Master Portfolio                   $317,899          $1,050,569      $  997,795
LifePath 2040 Master Portfolio                   $564,170          $2,171,709      $2,115,542

         Investment Sub-Adviser. BGFA, a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), and an indirect subsidiary of Barclays Bank, PLC, is the sub-adviser for each of the Funds. BGFA makes recommendations regarding the investment and reinvestment of the Funds' assets pursuant to an asset allocation model, furnishes to Funds Management periodic reports on the investment activity and performance of the Funds, and furnishes such additional reports and information as Funds Management and the Trust's Board of Trustees and Officers may reasonably request. As compensation for its sub-advisory services, BGFA is entitled to received monthly fees at the annual rate of 0.25% on the first $100 million, 0.20% on the next $100 million, and 0.15% on all amounts in excess of $200 million.

         Listed below is the aggregate dollar amount of sub-advisory fees paid by the Funds to BGFA, an unaffiliated sub-adviser, for the period from October 19, 2002 to February 28, 2002:

                                                                  Fees Waived/
          Fund                                Fees Paid           Reimbursed
          ----                                ---------           ----------
          Outlook Today Fund                 $ 76,996.22                $0
          Outlook 2010 Fund                  $163,359.96                $0
          Outlook 2020 Fund                  $233,873.34                $0
          Outlook 2030 Fund                  $155,937.35                $0
          Outlook 2040 Fund                  $237,073.31                $0

         Administrator. The Trust has retained Funds Management (the "Administrator") as Administrator on behalf of each Fund pursuant to an Administration Agreement. Under the Administration Agreement between Funds Management and the Trust, Funds Management shall provide as administration services, among other things: (i) general supervision of the Funds' operations, including coordination of the services performed by each Fund's adviser, transfer agent, custodian, shareholder servicing agent(s), independent auditors and legal counsel, regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; and preparation of proxy statements and shareholder reports for each Fund; and (ii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Trust's Officers and Board of Trustees. Funds Management also furnishes office space and certain facilities required for conducting the Funds' business together with ordinary clerical and bookkeeping services. Funds Management is entitled to receive an annual fee of 0.15% of each Fund's average daily net assets.

         As discussed in the "Historical Fund Information" section, the Funds were created as part of the reorganization of the Stagecoach Trust Funds, therefore, certain information shown below concerning the dollar amounts of administration fees paid shows the dollar amount of fees paid to the administrator(s) by the predecessor portfolios.

         Wells Fargo Bank was the administrator for the Funds from November 8, 1999 through February 28, 2001. The predecessor Stagecoach Trust Funds had retained Wells Fargo Bank as Administrator for the period from April 1, 1999 through the Reorganization on November 5, 1999, under the same terms as are currently in effect. Prior to April 1, 1999, Wells Fargo Bank served as administrator and Stephens Inc. ("Stephens") served as co-administrator on behalf of each Fund. Wells Fargo Bank and Stephens were entitled to receive a monthly fee of 0.03% and 0.04%, respectively, of the average daily net assets of each Fund.

         For the periods indicated below, the Funds paid the following dollar amounts for administration and co-administration fees, as applicable:

                                         Year Ended             Year Ended                  Year Ended
                                           2/28/02               2/28/01                     2/29/00
                                           -------               -------                     -------

         Fund                         Funds Management       Wells Fargo Bank     Wells Fargo Bank      Stephens
         ----                         ----------------       ----------------     ----------------      --------

         Outlook Today Fund               $      0               $ 21,625             $ 80,141           $1,931
         Outlook 2010 Fund                $ 22,339               $154,689             $149,355           $3,276
         Outlook 2020 Fund                $105,882               $389,790             $267,609           $5,799
         Outlook 2030 Fund                $      0               $267,338             $213,679           $4,800
         Outlook 2040 Fund                $      0               $155,341             $457,652           $9,899

         Distributor. Stephens, Inc. ("Stephens" or "Distributor"), located at 111 Center Street, Little Rock, Arkansas 72201, serves as Distributor for the Funds' shares. The Funds have adopted a distribution plan ("Plan") under Section 12(b) of the 1940 Act and Rule 12b-1 thereunder (the "Rule") for certain classes of their shares. The Plan was adopted by the Trust's Board of Trustees, including a majority of the Trustees who were not "interested persons" (as defined in the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the "Non-Interested Trustees").

         Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares pay Stephens an annual fee of 0.75% paid monthly based on the average daily net assets attributable to the Fund, as compensation for distribution-related services or as reimbursement for distribution-related expenses.

         The actual fee payable to the Distributor by these Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. ("NASD") under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

         For the period ended February 28, 2002, the Outlook Funds paid the Distributor the following fees for distribution-related services, as set forth below, under each Fund's Plan:

                                      Printing &
                                       Mailing                       Compensation to     Compensation         Other
        Fund               Total     Prospectuses     Advertising      Underwriters       to Br/Dlrs.     (B Shr. Fin.)
        ----               -----     ------------     -----------      ------------       -----------     -------------
Outlook Today
     Class A*             $ 99,603      N/A                N/A           N/A               $ 99,603         N/A
     Class B              $111,336      N/A                N/A           N/A               N/A              $111,336
     Class C              $ 51,231      N/A                N/A           $17,656           $ 33,575         N/A

Outlook 2010
     Class A*             $222,023      N/A                N/A           N/A               $222,023         N/A
     Class B              $294,246      N/A                N/A           N/A               N/A              $294,246
     Class C              $ 51,436      N/A                N/A           $23,815           $ 27,621         N/A

Outlook 2020
     Class A*             $331,423      N/A                N/A           N/A               $331,423         N/A
     Class B              $342,706      N/A                N/A           N/A               N/A              $342,706
     Class C              $ 47,510      N/A                N/A           $31,975           $ 15,535         N/A

Outlook 2030
     Class A*             $266,758      N/A                N/A           N/A               $266,758         N/A
     Class B              $228,273      N/A                N/A           N/A               N/A              $228,273
     Class C              $ 26,957      N/A                N/A           $19,417           $  7,540         N/A

Outlook 2040
     Class A*             $438,334      N/A               N/A            N/A               $438,334         N/A
     Class B              $563,431      N/A               N/A            N/A               N/A              $563,431
     Class C              $ 44,854      N/A               N/A            $18,108           $ 26,746         N/A

____________________
*Effective October 19, 2001, the distribution fees on the Class A shares of each Outlook Fund were eliminated.

         General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days' written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

         The Plan requires that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not "interested persons" of the Trust be made by such disinterested Trustees.

         Wells Fargo Bank and Funds Management, interested persons (as that term is defined in Section 2(a)(19) of the 1940 Act) of the Trust, act as selling agents for the Funds' shares pursuant to selling agreements with Stephens authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have indirect financial interests in the operation of the Plans. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling agents may receive significant additional payments directly from the Adviser, Administrator, or Distributor in connection with the sale of Fund shares.

         Shareholder Servicing Agent. The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request.

         For providing shareholder services, a Servicing Agent is entitled to a fee from Class A, Class B, and Class C shares of the applicable Fund of 0.25% on an annualized basis, of the average daily net assets of the class of shares owned of record or beneficially by the customers of the Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trust's Board and provide that a Fund shall not be obligated to make any payments under such Plan or related agreements that exceed the maximum amounts payable under the Conduct Rules of the

NASD. In addition to payments received from the Funds, servicing agents may receive significant additional payments directly from the Adviser, Administrator, or Distributor in connection with the sale of Fund shares.

         General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees of the Trust and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and Non-Interested Trustees. Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Board, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

         The Shareholder Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefor) under the Shareholder Servicing Plan.

         Custodian. Wells Fargo Bank MN, located at 6th and Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. For its services as Custodian, Wells Fargo Bank MN is entitled to receive 0.02% of the average daily net assets of each Fund.

         Fund Accountant. Forum Accounting Services, LLC ("Forum Accounting" or "Fund Accountant"), located at Two Portland Square, Portland, Maine 04101, serves as Fund Accountant for the Funds. For its services as Fund Accountant, Forum Accounting is entitled to receive a monthly base fee per Fund of $4,167 plus $750 for each additional class beyond the first, and an annual fee equal to 0.0025% of the average annual daily net assets of each Fund.

         The Board has approved PFPC, Inc. ("PFPC"), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, to serve as the Fund Accountant for the Funds beginning January 1, 2003, or such later date as the Officers of the Trust determine is necessary to transition services from Forum Accounting to PFPC. Management intends to transition the accounting services to PFPC in stages, and the transition is expected to be completed by the end of the first quarter of 2003. Once the transition is complete, for its services as Fund Accountant, PFPC will be entitled to receive the annual asset based Fund Complex fee listed in the chart below.

         --------------------------------------------------------------
               Average Fund Complex          Annual Asset Based Fees
                 Daily Net Assets

         --------------------------------------------------------------
                  $0-90 billion                   0.0057%
         --------------------------------------------------------------
                  $90-$95 billion                 0.0047%
         --------------------------------------------------------------
                  greater than $95 billion        0.0040%
         --------------------------------------------------------------

         Each Fund's share of the annual asset based Fund Complex fee will be based on its proportionate share of the aggregate average net assets of all the Funds in the complex. PFPC also will be entitled to receive a fee of $20,000 from each Fund. Finally, PFPC will be entitled to receive certain out-of-pocket costs.

         Transfer and Dividend Disbursing Agent. Boston Financial Data Services, Inc. ("BFDS"), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as Transfer and Dividend Disbursing Agent for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive an annual based fee from the Fund Complex.

         Underwriting Commissions. Stephens serves as the principal underwriter distributing securities of the Funds on a continuous basis. Stephens served as principal underwriter of the Stagecoach predecessor portfolios. The information shown below regarding underwriting commissions paid for the last three fiscal years reflects the amounts paid by the Funds and the predecessor Stagecoach funds.

         For the periods indicated below, the aggregate dollar amount of underwriting commissions paid to Stephens and the amounts retained by Stephens are as follows:

                   Year Ended                         Year Ended                      Year Ended
                     2/28/02                           2/28/01                          2/29/00
                   -----------                       -----------                      ---------

              Paid            Retained           Paid           Retained         Paid          Retained
              ----            --------           ----           --------         ----          --------

            $403,876          $57,813          $533,264         $79,442        $119,353        $119,353

         Code of Ethics. The Fund Complex, the Adviser and the Sub-Adviser each have adopted a code of ethics which contains policies on personal securities transactions by "access persons." These policies comply with Rule 17j-1 under the 1940 Act. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. For purposes of a code of ethics, an access person means
(i) a director, trustee or officer of a fund or investment adviser; (ii) any employee of a fund or investment adviser (or any company in a control relationship to a fund or investment adviser) who, in connection makes, participates in, or obtains information about the purchase or sale of securities by a fund, or whose functions relate to the making of any recommendations with respect to the purchases or sales; and (iii) any natural person in a control relationship to a fund or investment adviser who obtains information concerning recommendations made to a fund regarding the purchase or sale of securities. Portfolio managers and other persons who assist in the investment process are subject to additional restrictions under Rule 17j-1. The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than "disinterested" directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, Adviser and the Sub-Adviser are on public file with, and are available from, the SEC.

                            PERFORMANCE CALCULATIONS

         The Funds may advertise certain yield and total return information. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

         In connection with communicating its performance to current or prospective shareholders, these figures may also be compared to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

         Performance information for a Fund or class of shares in a Fund may be useful in reviewing the performance of such Fund or class of shares and for providing a basis for comparison with investment alternatives. The performance of a Fund and the performance of a class of shares in a Fund, however, may not be comparable to the performance from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate performance.

         Performance information may be advertised for non-standardized periods, including year-to-date and other periods less than a year for the Funds. Annual and Semi-Annual Reports for the Funds may contain additional performance information, and are available free of charge upon request.

         Average Annual Total Return: The Funds may advertise certain total return information. As and to the extent required by the SEC, an average annual compound rate of return ("T") is computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)\n\=ERV. Average annual total return information for the Funds is incorporated by reference to the Funds' Annual Report.

         Average Annual Total Return (After Taxes on Distributions). As and to the extent required by the SEC, the Fund's average annual total returns (after taxes on distributions) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions but without redemption of Fund shares ("ATV\\D"\\) of a hypothetical initial investment
("P") over a period of years ("n") according to the following formula:
P(1+T)\n\=ATV\\D\\.

         Average Annual Total Return (After Taxes on Distributions and Redemption). As and to the extent required by the SEC, the Fund's average annual total returns (after taxes on distributions and redemption) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions and redemption of Fund shares ("ATV\\DR\\"), of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)\n\=ATV\\DR\\.

         All of the above average annual total return information, along with the before-tax average annual total returns for an appropriate broad-based index, is presented in the Prospectuses.

         The yields for each class of shares will fluctuate from time to time, unlike bank deposits or other investments that pay a fixed yield for a stated period of time, and do not provide a basis for determining future yields since they are based on historical data. Yield is a function of portfolio quality, composition, maturity and market conditions as well as the expenses allocated to a Fund or to a particular class of a Fund.

         In addition, investors should recognize that changes in the NAVs of shares of each class of a Fund will affect the yield of the respective class of shares for any specified period, and such changes should be considered together with such class' yield in ascertaining such class' total return to shareholders for the period. Yield information for each class of shares may be useful in reviewing the performance of the class of shares and for providing a basis for comparison with investment alternatives. The yield of each class of shares, however, may not be comparable to the yields from investment alternatives because of differences in the foregoing variables and differences in the methods used to value portfolio securities, compute expenses and calculate yield.

         From time to time and only to the extent the comparison is appropriate for a Fund or a Class of shares, the Trust may quote the performance or price-earning ratio of a Fund or a Class of in advertising and other types of literature as compared with the performance of an S&P Index, the Dow Jones Industrial Average, or other managed or unmanaged indices or performance data of bonds, municipal securities, stocks or government securities, or by other services, companies, publications or persons who monitor mutual funds on overall performance or other criteria.

         Any such comparisons may be useful to investors who wish to compare past performance of the Funds or a class of shares with the performance of a Fund's competitors. Of course, past performance cannot be a guarantee of future results. The Trust also may include, from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.

         The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for each class of shares of a Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in each class of shares of a Fund; (ii) other government statistics; (iii) the effect of tax-deferred compounding on the investment returns of each class of shares of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in each class of shares of the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the historical performance or current or potential value of each class of shares of a Fund with respect to the particular industry or sector.

         The Trust also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing Wells Fargo Bank, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Trust also may include in advertising and other types of literature information and other data from reports and studies including information regarding federal and state tax levels and the related "Tax Freedom Day."

         The Trust also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as S&P. Such rating would assess the creditworthiness of the investments held by a Fund. The assigned rating would not be a recommendation to purchase, sell or hold a Fund's shares since the rating would not comment on the market price of a Fund's shares or the suitability of a Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to a Fund or its investments. The Trust may compare the performance of each class of shares of a Fund with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare each class' past performance with other rated investments.

         From time to time, a Fund may use the following statements, or variations thereof, in advertisements and other promotional materials: "Wells Fargo Bank, as a Shareholder Servicing Agent for the Wells Fargo Funds Trust, provides various services to its customers that are also shareholders of the Funds. These services may include access to Wells Fargo Funds Trust's account information through Automated Teller Machines (ATMs), the placement of purchase and redemption requests for shares of the Funds through ATMs and the availability of combined Wells Fargo Bank and Wells Fargo Funds Trust account statements."

         The Trust also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Trust's investment adviser and the total amount of assets and mutual fund assets managed by Funds Management. As of March 31, 2002, Funds Management and its affiliates, managed over $177 billion in assets.

         The Trust may disclose in advertising and other types of literature that investors can open and maintain Sweep Accounts over the Internet or through other electronic channels (collectively, "Electronic Channels"). Such advertising and other literature may discuss the investment options available to investors, including the types of accounts and any applicable fees. Such advertising and other literature may disclose that Wells Fargo Bank is the first major bank to offer an on-line application for a mutual fund account that can be filled out completely through Electronic Channels. Advertising and other literature may disclose that Wells Fargo Bank may maintain Web sites, pages or other information sites accessible through Electronic Channels (an "Information Site") and may describe the contents and features of the Information Site and instruct investors on how to access the Information Site and open a Sweep Account. Advertising and other literature may also disclose the procedures employed by Wells Fargo Bank to secure information provided by investors, including disclosure and discussion of the tools and services for accessing Electronic Channels. Such advertising or other literature may include discussions of the advantages of establishing and maintaining a Sweep Account through Electronic Channels and testimonials from Wells Fargo Bank customers or employees and may also include descriptions of locations where product demonstrations may occur. The Trust may also disclose the ranking of Wells Fargo Bank as one of the largest money managers in the United States.

                        DETERMINATION OF NET ASSET VALUE

         NAV per share for each class of the Funds is determined as of the close of regular trading at 4:00 p.m. (Eastern time) on each day the New York Stock Exchange ("NYSE") is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds' shares.

         Each Fund's investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange ("closing price"), and if there is no sale, based on the latest bid quotations. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. A Fund may be required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or the latest bid price but before a Fund calculates its NAV that materially affects the value of the security.

         Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed-income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of the Funds may be purchased on any day the Funds are open for business. Each Fund is open for business each day the NYSE is open for trading (a "Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a "Holiday"). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

         Purchase orders for a Fund received before such Fund's NAV calculation time generally are processed at such time on that Business Day. Purchase Orders received after a Fund's NAV calculation time generally are processed at such Fund's NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the net asset value calculation time and the dividend, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

         Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact Stephens. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

         The Funds reserve the right to reject any purchase orders, and, under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by the SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust's responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.

         The dealer reallowance for Class A shares is as follows:

             --------------------------------------------------------------------------------------

             --------------------------------------------------------------------------------------
                                          FRONT-END SALES    FRONT-END SALES        DEALER
                                            CHARGE AS %        CHARGE AS %       REALLOWANCE
                       AMOUNT                OF PUBLIC        OF NET AMOUNT      AS % OF PUBLIC
                    OF PURCHASE            OFFERING PRICE        INVESTED        OFFERING PRICE
             --------------------------------------------------------------------------------------

             --------------------------------------------------------------------------------------
                  Less than $50,000           5.75%               6.10%              5.00%
             --------------------------------------------------------------------------------------
                  $50,000 to $99,999          4.75%               4.99%              4.00%
             --------------------------------------------------------------------------------------
                  $100,000 to $249,999        3.75%               3.90%              3.00%
             --------------------------------------------------------------------------------------
                  $250,000 to $499,999        2.75%               2.83%              2.25%
             --------------------------------------------------------------------------------------
                  $500,000 to $999,999        2.00%               2.04%              1.75%
             --------------------------------------------------------------------------------------
                  $1,000,000 and over/1/      0.00%               0.00%              1.00%
             --------------------------------------------------------------------------------------

______________________
/1/We will assess Class A share purchases of $1,000,000 or more a 1.00% contingent deferred sales charge ("CDSC") if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund's approval. CDSCs are based on the lower of the NAV on the date of purchase or the date of redemption.

         Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker's authorized designee, receives the order, and such orders will be priced at the Fund's NAV next calculated after they are received by the authorized broker or the broker's designee.

         Reduced Sales Charges for Former Norwest Advantage Fund Class B Shareholders. No contingent deferred sales charge is imposed on redemptions of Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan.

         Reduced Sales Charges for Employees of the Transfer Agent. Employees of Boston Financial Data Services, Inc., transfer agent for the Trust, may purchase Class A shares at NAV.

                             PORTFOLIO TRANSACTIONS

         The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Trust's Board and the supervision of the Adviser, the Sub-Adviser is responsible for each Fund's portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Sub-Adviser to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer's risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available.

         Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealers including, to the extent and in the manner permitted by applicable law, Stephens or affiliated brokers. In the over-the-counter market, securities are generally traded on a "net" basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

         In placing orders for portfolio securities of a Fund, the Sub-Adviser is required to give primary consideration to obtaining the most favorable price and efficient execution. This means that the Sub-Adviser will seek to execute each transaction at a price and commission, if any, that provide the most favorable total cost or proceeds reasonably attainable in the circumstances. Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees the Sub-Adviser's trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

         The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Fund portfolio transaction, give preference to a broker-dealer that has provided statistical or other research services to the Sub-Adviser. In selecting a broker-dealer under these circumstances, the Sub-Adviser will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. The Sub-Adviser may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser under the advisory contracts, and the expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which the Sub-Adviser places securities transactions for a Fund may be used by the Sub-Adviser in servicing its other accounts, and not all of these services may be used by the Sub-Adviser in connection with advising the Funds. BGFA does not engage in directed brokerage practices.

         Portfolio Turnover. The portfolio turnover rate is not a limiting factor when the Sub-Adviser deems portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Fund's portfolio securities. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions and other transaction costs on the sale of securities and the reinvestment in other securities.

Brokerage Commissions. For the fiscal year ended February 28, 2002, the following Master Portfolios in which the Funds invested prior to June 23, 2001, when the Funds became stand-alone funds, paid the following brokerage commissions:

                                   Year Ended          Year-Ended
          Master Portfolio           2/28/02             2/28/01

          LifePath Income          $  6,868.27         $ 23,674.00

          LifePath 2010            $ 20,916.18         $ 98,253.00

          LifePath 2020            $100,551.34         $155,204.00

          LifePath 2030            $ 31,746.13         $ 64,828.00

          LifePath 2040            $ 20,587.90         $109,657.00

         For the period June 23, 2001 though February 28, 2002, the Funds paid the following brokerage commissions:

                                      Total
            Fund                   Commissions

            Outlook Today          $12,166.07

            Outlook 2010           $32,737.81

            Outlook 2020           $43,472.39

            Outlook 2030           $15,890.67

            Outlook 2040           $30,265.60

         Affiliated Brokers. For the fiscal year ended February 28, 2002, the Master Portfolios (from March 1, 2001 through June 22, 2001) and each Fund (from June 23, 2001 through February 28, 2002) paid the following commissions to affiliated brokers:

                                                                             % Aggregate      % Aggregate
  Master Portfolio         Broker         Commissions      Relationship*     Commissions      Transactions
  ----------------         ------         -----------      ------------      -----------      ------------
  LifePath Income           BGIS           $3,021.00             1              43.98%           43.65%

   LifePath 2010            BGIS             $9.00               1              4.30%         Less than 1%

   LifePath 2020            BGIS           $33,240.69            1              33.05%           30.85%

   LifePath 2030            BGIS              N/A               N/A              N/A               N/A

   LifePath 2040            BGIS           $10,266.45            1              49.86%            6.1%


                                                                             % Aggregate      % Aggregate
        Fund               Broker         Commissions      Relationship*     Commissions      Transactions
        ----               ------         -----------      ------------      -----------      ------------
   Outlook Today            N/A               N/A               N/A              N/A               N/A

    Outlook 2010            BGIS           $1,614.00             2              4.93%            12.08%

    Outlook 2020            N/A               N/A               N/A              N/A               N/A

    Outlook 2030            N/A               N/A               N/A              N/A               N/A

    Outlook 2040            BGIS           $1,194.09             2              3.95%             3.87%

     ___________________
     *The relationship of the broker is identified as (1) affiliated with the Master Portfolio/Fund, or is an affiliate of an affiliated broker; or (2) an affiliated person of which is an affiliate of the Fund, its investment adviser, or principal underwriter.

         Securities of Regular Broker-Dealers. As of February 28, 2002, the Funds held securities of their regular broker-dealers as indicated in the amounts shown below:

    Fund                                 Broker/Dealer                             Amount
    ----                                 -------------                             ------
Outlook Today                    Merrill Lynch Pierce Fenner & Smith              $ 97,722

Outlook 2010                     N/A                                              N/A

Outlook 2020                     Goldman Sachs & Co.                              $343,186
                                 Merrill Lynch Pierce Fenner & Smith              $591,224

Outlook 2030                     Goldman Sachs & Co.                              $333,473
                                 Merrill Lynch Pierce Fenner & Smith              $400,526

Outlook 2040                     Goldman Sachs & Co.                              $811,747

                                  FUND EXPENSES

         From time to time, Funds Management may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses of a Fund and, accordingly, have a favorable impact on such Fund's performance.

         Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees, advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent auditors, legal counsel, transfer agent and dividend disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders' reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders' meetings; expenses relating to the issuance, registration and qualification of a Fund's shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust's Board deems equitable.

                              FEDERAL INCOME TAXES

         The following information supplements and should be read in conjunction with the section in each Prospectus entitled "Taxes." The Prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI includes additional information concerning federal income taxes. It is based on the Internal Revenue Code (the "Code"), applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters. A shareholder's tax treatment may vary depending upon his or her particular situation. Except as otherwise noted, a shareholder may be subject to special rules not discussed below if he or she is a certain kind of shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a holder of Fund shares through a tax-advantaged account, such as a 401(k) Plan Account or an Individual Retirement Account ("IRA"); a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Fund shares as a capital asset or a shareholder subject to the federal alternative minimum tax.

         The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular tax consequences to them of an investment in a Fund, including the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

         General. The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains and expenses for federal income tax purposes.

         In order to qualify as a regulated investment company under the Code, each Fund must, among other things, (a) derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) attributable to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the fair market value of its assets consists of cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of the Fund's assets consists of the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

         In addition, each Fund generally must distribute to its shareholders at least 90% of its (a) "investment company taxable income," which generally includes its ordinary income and net short-term capital gain, and (b) net tax-exempt income earned in each taxable year. As long as a Fund distributes its investment company taxable income and net capital gain to its shareholders, the Fund generally will not be subject to federal income taxation on such income and gain. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and the shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain.

         Each Fund is permitted to carry forward a net capital loss for any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carryover is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

         Equalization Accounting. The Funds may use the so-called "equalization accounting method" to allocate a portion of their "earnings and profits," as determined for federal income tax purposes (generally, a Fund's undistributed net investment income and realized capital gains, with certain adjustments), to redemption proceeds for such purposes. This method permits the Funds to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds. Therefore, the use of the method may be subject to IRS scrutiny.

         Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it does not meet certain minimum distribution requirements with respect to such income and gains by the end of each calendar year. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that the Funds will not be subject to the excise tax.

         Taxation of Fund Investments. In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

         If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation.

         If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

         Under Section 1256 of the Code, a Fund will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts, certain foreign currency contracts, and non-equity, listed options but generally exclude securities futures (as defined in Section 3(a)(55)(A) of the Securities Act of 1934). In this regard, Section 1256 contracts will be deemed to have been sold at market value at the end of each taxable year. Under Section 1256 of the Code, 60% of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

         Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

         Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

         If a Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; or (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations.

         The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund owned a direct interest in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

         If a Fund acquires any equity interest (under proposed Treasury Regulations, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies," or "PFICs"), the Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from such companies or on gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. A Fund cannot pass through to its shareholders any credit or deduction for such taxes and interest charges. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to limit their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

         Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of the Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

         In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

         Taxation of Distributions. For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. Only amounts paid out of earnings and profits qualify as taxable distributions. Accordingly, if during a taxable year a Fund's declared distributions exceed the Fund's earnings and profits (as determined at the end of the year), only that portion of the Fund's distributions during the year which equal the year's earnings and profits will be deemed to have constituted taxable distributions. Distributions in excess of earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain.

         Distributions that are designated by a Fund as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

         Some states grant tax-free status to distributions to individual shareholders attributable to a Fund's interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for tax -free treatment. This exemption may not apply to corporate shareholders.

         Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption or otherwise, or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed to be received in the case of an exchange) and his or her tax basis in the shares, and long-term capital gain or loss if he or she has held such Fund shares for greater than one year at the time of the sale or exchange.

         If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

         If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

         Foreign Taxes. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

         Federal Income Tax Rates. As of the printing of this SAI, the maximum individual federal income tax rate applicable to ordinary income is 38.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal federal income tax rate applicable to net capital gain generally is 20%; and the maximum corporate federal income tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). A special, lower maximum rate of 18% on net capital gain is available to individuals to the extent the gain is derived from investments held for more than five years. (An even lower rate applies to individuals in some lower federal income tax brackets.) However, the 18% rate only applies to assets acquired after December 31, 2000, unless an election is made to treat certain assets held on January 1, 2001, as having been sold and then reacquired on the same date. If the election is made, the asset will be deemed to be sold at its fair market value and any gain, but not loss, will be recognized. The 18% rate will apply to capital gain distributions by a Fund to the extent that the gain is derived from the disposition of a portfolio investment acquired by the Fund after December 31, 2000 and was held for more than five years at the time of disposition. Under the Economic Growth and Tax Relief Recovery Act, individual federal income tax rates are set to decrease over the next several years. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

         Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, at a rate of 30% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Trust that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an additional federal income tax imposed on the shareholder, and the shareholder may claim the tax as a tax payment on his or her federal income tax return. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. Under the Economic Growth and Tax Relief Recovery Act, the rate of backup withholding is set to decrease in future years.

         Tax-Deferred Plans. The shares of the Funds are available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts, including IRAs, Simplified Employee Pension Plans ("SEP-IRA"), Savings Incentive Match Plans for Employees ("SIMPLE plans"), Roth IRAs, and Coverdell Education Savings Accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through a tax-advantaged plan or account.

         Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income in an unleveraged position for at least 46 days (91 days in the case of certain dividends on preferred stock) during the 90 day (180 day) period beginning 45 days (90 days) prior to the date upon which the Fund becomes entitled to such dividend income.

         Foreign Shareholders. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by a Fund and paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or foreign corporation (each, a "foreign shareholder") generally will be subject to federal income tax withholding (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). This tax generally is not refundable. Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment) of the foreign shareholder, in which case the reporting and withholding requirements applicable to U.S. persons generally will apply. Special rules apply to foreign partnerships. In general, foreign shareholders are not subject to federal income tax, including withholding tax, on gain realized on the disposition of Fund shares and capital gain distributions.

                                 CAPITAL STOCK

         The Funds are five of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware business trust on March 10, 1999.

         Most of the Trust's Funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust's Funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Shareholders bear their pro rata portion of the Fund's operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other Funds or classes of shares offered.

         With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund's fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory contract, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

         As used in the Prospectuses and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of a class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust's shares represented at a meeting if the holders of more than 50% of the Trust's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust's outstanding shares.

         Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

         Set forth below, as of June 3, 2002, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The term "N/A" is used where a shareholder holds 5% or more of a class, but less than 5% of a Fund as a whole.

                         5% OWNERSHIP AS OF JUNE 3, 2002

                                                                     Type of      Percentage
        Fund                       Name and Address                 Ownership      of Class
        ----                       ----------------                 ---------      --------
OUTLOOK TODAY FUND
Class A                   Wells Fargo Bank MN N.A.                   Record          5.99%
                          FBO Pacific Steel & Supply 401k
                          Attn: Mutual Fund Ops
                          PO Box 1533
                          Minneapolis, MN  55480-1533
                                                                     Record          8.11%
                          First Union Nat'l Bank For Various
                          Retirement Plans
                          A/C #1080828378
                          1525 West W.T. Harris Blvd. CMG-1151
                          Charlotte, NC  28262-8522

Class B                   N/A

Class C                   MLPF&S For The Sole Benefit Of Its         Record         15.80%
                          Customers
                          ATTN:  Mutual Fund Administration
                          4800 Deer Lake Drive East,
                          3rd Floor
                          Jacksonville, FL 32246-6484

                          Wells Fargo Investments LLC                Record          7.00%
                          A/C 5568-4796
                          608 Second Ave. South, 8th Fl.
                          Minneapolis, MN  55402-1916

Institutional Class       Wells Fargo Bank MN N.A. FBO WF            Record         93.76%
                          LifePath OPP. Fund R/R
                          P.O. Box 1533
                          Minneapolis, MN 55480-1533

                          Federated Life Insurance Co.               Record          5.54%
                          On Behalf of Separate Account
                          C/O Deb Miller
                          P.O. Box 328
                          Owatonna, MN  55060
OUTLOOK 2010 FUND
Class A                   First Union Nat'l Bank Cust. FBO           Record         21.45%
                          Various Retirement Plans
                          1525 West W.T. Harris Blvd.
                          CMG 1151
                          Charlotte, NC  28262-8522

Class B                   N/A

Class C                   EMJAYCO                                    Record         25.79%
                          Omnibus Account, FBO
                          P.O. Box 170910
                          Milwaukee, WI 53217-0909

                         5% OWNERSHIP AS OF JUNE 3, 2002

                                                                        Type of       Percentage
              Fund               Name and Address                      Ownership       of Class
              ----               ----------------                      ---------       --------
                          MLPF&S For the Sole Benefit                   Record             5.75%
                          Of Its Customers
                          ATTN: Mutual Fund Administration
                          4800 Deer Lake Dr. East, Floor 3
                          Jacksonville, FL  32246-6484

Institutional Class       Wells Fargo Bank MN N.A. FBO                  Record            84.09%
                          WF LifePath 2010 R/R
                          P.O. Box 1533
                          Minneapolis, MN 55480-1533

OUTLOOK 2020 FUND
Class A                   First Union Nat'l Bank Cust.                  Record             8.06%
                          FBO Various Retirement Plans
                          1525 West W.T. Harris Blvd. CMG 1151
                          Charlotte, NC  28262-8522

Class B                   N/A

Class C                   EMJAYCO                                       Record            46.47%
                          Omnibus Account, FBO
                          P.O. Box 170910
                          Milwaukee, WI 53217-0909

Institutional Class       Federated Life Insurance Co. on Behalf        Record            18.36%
                          of Separate Acct:
                          c/o Deb Miller
                          P.O. Box 328
                          Owatonna, MN  55060-0328

                          Wells Fargo Bank MN N.A. FBO                  Record            71.32%
                          WF LifePath 2020 Fund Cl. I
                          Attn:  Mutual Fund Ops
                          P.O. Box 1533
                          Minneapolis, MN  55480-1533

OUTLOOK 2030 FUND
Class A                   First Union Nat'l Bank Cust.                  Record             8.64%
                          FBO Various Retirement Plans
                          1525 West W.T. Harris Blvd. CMG 1151
                          Charlotte, NC  28262-9522

Class B                   N/A

Class C                   EMJAYCO                                       Record            56.55%
                          Omnibus Account
                          PO Box 170910
                          Milwaukee, WI 53217-0909

                                                                     Type of         Percentage
          Fund                    Name and Address                  Ownership         of Class
          ----                    ----------------                  ---------         --------
                        Wells Fargo Investments, LLC                  Record           10.13%
                        A/C 1288-6099
                        608 Second Ave. South 8th Fl.
                        Minneapolis, MN  55402-1916

Institutional Class     Federated Life Insurance Co. on Behalf        Record            5.44%
                        of Separate Acct:
                        c/o Deb Miller
                        P.O. Box 328
                        Owatonna, MN  55060-0328

                        Wells Fargo Bank MN N.A. FBO                  Record           77.42%
                        WF LifePath 2030 R/R
                        Attn:  Mutual Fund Ops.
                        P.O. Box 1533
                        Minneapolis, MN 58480-1533

                        Wells Fargo Bank MN N.A. FBO                  Record            9.51%
                        NB N/S - Investment Account
                        Attn:  Mutual Fund Ops.
                        P.O. Box 1533
                        Minneapolis, MN 58480-1533

                        EMJAYCO                                       Record            5.34%
                        OMNIBUS Account
                        P.O. Box 170910
                        Milwaukee, WI  53217-0909

OUTLOOK 2040 FUND
Class A                 N/A


Class B                 N/A

Class C                 MLPF&S for The Benefit                        Record            5.84%
                        of its Customers
                        Attn: Mutual Fund Administration
                        4800 Deer Lake Drive East
                        3rd Floor
                        Jacksonville, FL 32246-6484

                        EMJAYCO                                       Record           20.81%
                        Omnibus Account
                        P.O. Box 170910
                        Milwaukee, WI 53217-0909

                        Dean Witter For the Benefit of                Record            5.56%
                        A. Zack, E. Zack Co-TTEE
                        P.O. Box 250 Church Street Station
                        New York, NY  10008-0250

                                                               Type of         Percentage
             Fund               Name and Address              Ownership         of Class
             ----               ----------------              ---------         --------
Institutional Class     Federated Life Insurance Co.            Record            6.35%
                        On Behalf of Separate Acct.
                        c/o Deb Miller
                        P.O. Box 328
                        Owatonna, MN  55060-0328

                        Wells Fargo Bank MN N.A. FBO            Record           42.03%
                        WF LifePath 2040 R/R
                        Attn:  Mutual Fund Ops.
                        P.O. Box 1533
                        Minneapolis, MN 58480-1533

                        Wells Fargo Bank MN N.A. FBO            Record           28.19%
                        NB N/S-Investment Acct.
                        Attn:  Mutual Fund Ops.
                        P.O. Box 1533
                        Minneapolis, MN 58480-1533

                        Wells Fargo Bank MN N.A. FBO            Record           11.23%
                        NBRP&T-Investment Acct.
                        Attn:  Mutual Fund Ops.
                        P.O. Box 1533
                        Minneapolis, MN 58480-1533

                        Wells Fargo Bank MN N.A. FBO            Record            7.60%
                        NBSRP
                        Attn:  Mutual Fund Ops.
                        P.O. Box 1533
                        Minneapolis, MN 58480-1533

         For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to "control" such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

                                      OTHER

         The Trust's Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission in Washington, D.C. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

                                     COUNSEL

         Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006, as counsel for the Trust, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Funds' Prospectuses.

                              INDEPENDENT AUDITORS

         KPMG LLP has been selected as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP's address is Three Embarcadero Center, San Francisco, California 94111.

                              FINANCIAL INFORMATION

         The portfolios of investments, financial statements, financial highlights and independent auditors report for the Outlook Today, Outlook 2010, Outlook 2020, Outlook 2030 and Outlook 2040 Funds for the year ended February 28, 2002, are hereby incorporated by reference to the Funds' Annual Report.

                                    APPENDIX

         The following is a description of the ratings given by S&P and Moody's to corporate and municipal bonds and corporate and municipal commercial paper.

         Corporate Bonds

         S&P

         S&P rates the long-term debt obligations issued by various entities in categories ranging from "AAA" to "D," according to quality, as described below. The first four ratings denote investment-grade securities.

             AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

             AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

             A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

             BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

             BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

             B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

             CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

             Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

             C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

             D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

         Moody's

         Moody's rates the long-term debt obligations issued by various entities in categories ranging from "Aaa" to "C," according to quality, as described below. The first four denote investment grade securities.

             Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

             Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

             A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

             Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

             Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

             Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

             C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

             Moody's applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

         Short-Term Issue Credit Ratings (including Commercial Paper)

             S&P:

             A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

             A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

             A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

             B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

             C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

             D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

             Moody's:

             Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

             Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

             Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

                             WELLS FARGO FUNDS TRUST
                         File Nos. 333-74295; 811-09253

                                     PART C
                                OTHER INFORMATION

Item 23.      Exhibits.


      Exhibit
      Number                                  Description

      (a)                  -    Amended and Restated Declaration of Trust,
                                incorporated by reference to Post-Effective
                                Amendment No. 8, filed December 17, 1999.

      (b)                  -    Not Applicable.

      (c)                  -    Not Applicable.

      (d)(1)(i)            -    Investment Advisory Agreement with Wells Fargo
                                Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1,
                                2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 29, filed November
                                1, 2001.

            (ii)           -    Amended and Restated Fee and Expense Agreement
                                between Wells Farg Funds Trust and Wells Fargo
                                Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed
                                February 8, 2002.

         (2)(i)            -    Investment Sub-Advisory Agreement with Barclays
                                Global Fund Advisors, incorporated by reference to Post-Effective Amendment No. 22, filed June
                                15, 2001; Appendix I, incorporated by reference to Post-Effective Amendment No. 37, filed June
                                13, 2002.

            (ii)           -    Investment Sub-Advisory Agreement with Galliard
                                Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A and Appendix A, incorporated by reference to Post-Effective
                                Amendment No. 29, filed November 1, 2001.

      (iii) - Investment Sub-Advisory Agreement with Peregrine Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002.

      (iv) - Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

      (v) - Investment Sub-Advisory Agreement with Smith Asset Management Group, L.P., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001.

      (vi) - Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Appendix A, Schedule A, and Appendix A to Schedule A, incorporated by reference to Post-Effective Amendment No. 37, filed June 13, 2002.

      (vii) - Investment Sub-Advisory Agreement with Dresdner RCM Global Investors, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002.

      (viii) - Investment Sub-Advisory Agreement with Golden Capital Management, LLC, incorporated by reference to Post-Effective Amendment No. 23, filed July 1, 2001.

      (ix) - Investment Sub-Advisory Agreement with Cadence Capital Management, incorporated by reference to Post-Effective Amendment No. 26, filed September 12, 2001.

 (e)         - Distribution Agreement along with Form of Selling Agreement, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

 (f)         - Not Applicable.

 (g)(1)      - Not Applicable.

        (2) - Custody Agreement with Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002.

        (i) - Delegation Agreement (17f-5) with Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Exhibit A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

        (3) - Securities Lending Agreement by and among Wells Fargo Funds Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank Minnesota, N.A., incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Exhibit A, incorporated by reference to Post-Effective Amendment No. 37 filed, June 13, 2002.

        (4) - Custody and Fund Accounting Agreement with State Street Bank and Trust Co., incorporated by reference to Post-Effective Amendment No. 37, filed June 13, 2002.

     (h)(1) - Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

        (2) - Fund Accounting Agreement with Forum Accounting Services, LLC, incorporated by reference to Post-Effective Amendment No. 9, filed February 1, 2000; Appendix C, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A, filed herewith.

        (3) - Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Schedule A, filed herewith.

        (4) - Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A incorporated by reference to Post-Effective Amendment No. 29, filed November 1, 2001.

      (5) - Shareholder Servicing Agreement, incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

   (i)       -  Legal Opinion, filed herewith.

   (j)(A)    -  Consent of Independent Auditors, filed herewith.

   (j)(1)    -  Power of Attorney, Robert C. Brown, incorporated by reference to
                Post-Effective Amendment No. 34, filed February 25, 2002.

      (2)    -  Not Applicable.

      (3)    -  Not Applicable.

      (4) - Power of Attorney, Thomas S. Goho, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.

      (5) - Power of Attorney, Peter G. Gordon, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.

      (6) - Power of Attorney, W. Rodney Hughes, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.

      (7) - Power of Attorney, Richard M. Leach, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.

      (8) - Power of Attorney, J. Tucker Morse, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.

      (9) - Power of Attorney, Timothy J. Penny, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.

      (10) - Power of Attorney, Donald C. Willeke, incorporated by reference to Post-Effective Amendment No. 34, filed February 25, 2002.

         (11)   -    Power of Attorney, Michael J. Hogan, incorporated by
                     reference to Post-Effective Amendment No. 34, filed
                     February 25, 2002.

         (12)   -    Power of Attorney, Karla M. Rabusch, incorporated by
                     reference to Post-Effective Amendment No. 34, filed
                     February 25, 2002.

      (k)       -    Not Applicable.

      (l)       -    Not Applicable.

      (m)       -    Rule 12b-1 Plan, incorporated by reference to
                     Post-Effective Amendment No. 23, filed July 1, 2001;
                     Appendix A, incorporated by reference to Post-Effective
                     Amendment No. 29, filed November 1, 2001 (see Exhibit (e) above for related Distribution Agreement).

      (n)       -    Rule 18f-3 Plan, incorporated by reference to Post-
                     Effective Amendment No. 23, filed July 1, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No.
                     29, filed November 1, 2001.

      (o)       -    Not Applicable.

      (p)(1)    -    Joint Code of Ethics for Funds Trust, Core Trust and
                     Variable Trust, incorporated by reference to Post-Effective
                     Amendment No. 20, filed May 1, 2001.

         (2)    -    Wells Fargo Funds Management, LLC Code of Ethics,
                     incorporated by reference to Post-Effective Amendment No.
                     20, filed May 1, 2001.

         (3)    -    Barclays Global Investors, N.A. Code of Ethics,
                     incorporated by reference to Post-Effective Amendment No.
                     20, filed May 1, 2001.

         (4)    -    Dresdner RCM Global Investors, LLC Code of Ethics,
                     incorporated by reference to Post-Effective Amendment No.
                     15, filed October 2, 2000.

         (5)    -    Galliard Capital Management, Inc. Code of Ethics,
                     incorporated by reference to Post-Effective Amendment No.
                     15, filed October 2, 2000.

        (6) - Peregrine Capital Management, Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (7) - Schroder Investment Management North America Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (8) - Smith Asset Management Group, L.P. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (9) - Wells Capital Management Incorporated Code of Ethics, incorporated by reference to Post-Effective Amendment No. 15, filed October 2, 2000.

        (10) - Cadence Capital Management Code of Ethics, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001.

        (11) - Golden Capital Management LLC Code of Ethics, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002.


Item 24.  Persons Controlled by or Under Common Control with the Fund.

          Registrant believes that no person is controlled by or under common control with Registrant.

Item 25.  Indemnification.

          Article V of the Registrant's Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant's trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section
3.9 of the Registrant's Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26.  Business and Other Connections of Investment Adviser.

          (a) Effective March 1, 2001, Wells Fargo Funds Management, LLC ("Funds Management") assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. ("Wells Fargo Bank"). Funds Management, an indirect wholly-owned subsidiary of

Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

                  To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

              (b) Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), serves as a sub-adviser to various Funds of the Trust and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of BGFA in Parts A and B of this Registration Statement are incorporated by reference herein. The directors and officers of BGFA also serve as directors or officers of BGI. To the knowledge of the Registrant, none of the directors or officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

              (c) Wells Capital Management Incorporated ("WCM"), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of WCM in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of WCM is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

              (d) Peregrine Capital Management, Inc. ("Peregrine"), an indirect, wholly-owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

              (e) Schroder Investment Management North America Inc. ("Schroder"), serves as sub-adviser to various Funds of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited ("Schroder Ltd.") is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

              (f) Galliard Capital Management, Inc. ("Galliard"), an indirect, wholly-owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

              (g) Smith Asset Management Group, L.P. ("Smith"), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

              (h) Dresdner RCM Global Investors LLC ("Dresdner"), an indirect, wholly-owned subsidiary of Dresdner Bank AG, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of Dresdner in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Dresdner is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

              (i) Cadence Capital Management ("Cadence") serves as sub-adviser to the core portfolio in which the Large Cap Appreciation Fund invests. The descriptions of Cadence in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

              (j) Golden Capital Management, LLC ("Golden") serves as sub-adviser for the OTC Growth Fund. Golden is entitled to receive fees at the same annual rates as were applicable under the sub-advisory contract with Smith. The descriptions of Golden in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Golden is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

              (k) Boston Partners Asset Management, L.P. ("Boston Partners") will serve as sub-adviser to the portfolio in which the Large Cap Value Fund is expected to invest upon the Fund's and the portfolio's commencement of operations later this year. The descriptions of Boston Partners in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Boston Partners is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

              (l) Sutter Advisors LLC ("Sutter") will serve as the sub-adviser to the High Yield Bond Fund upon the Fund's commencement of operations later this year. The Descriptions of Sutter in Parts A and B of this Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Sutter is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

Item 27.  Principal Underwriters.

          (a) Stephens Inc. ("Stephens"), distributor for the Registrant, also acts as principal underwriter for Barclays Global Investors Funds, Inc., Nations Fund, Inc., Nations Fund Trust, Nations Separate Account Trust, Nations Reserves, Nations Funds Trust, Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Nations Master Investment Portfolio and Wells Fargo Core Trust, all of which are registered open-end management investment companies. Stephens Capital Management, an operating division of Stephens, acts as an investment adviser for certain funds of The Diversified Investors Fund Group, also an open-end management investment company.

          (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D thereto, filed by Stephens with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file No. 501-15510).

          (c) Not Applicable.

Item 28.  Location of Accounts and Records.

          (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, California 94105.

          (b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, California 94105.

          (c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

          (d) Barclays Global Fund Advisors and Barclays Global Investors, N.A. maintain all Records relating to their services as sub-adviser (and through April 12, 2002, as custodian for the Asset Allocation and Index Allocation Funds) at 45 Fremont Street, San Francisco, California 94105.

          (e) Stephens Inc. maintains all Records relating to its services as distributor at 111 Center Street, Little Rock, Arkansas 72201.

         (f) Wells Fargo Bank Minnesota, N.A. maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, Minnesota 55479-0040.

         (g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, California 94105.

         (h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, Minnesota 55402.

         (i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, Minnesota 55402.

         (j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 500 Crescent Court, Suite 250, Dallas, Texas 75201.

         (k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

         (l) Dresdner RCM Global Investors, LLC maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

         (m) Cadence Capital Management maintains all Records relating to its services as investment sub-adviser at 265 Franklin Street, Boston, Massachusetts 02110.

         (n) Golden Capital Management, LLC maintains all Records relating to its services as investment sub-adviser at Five Resource Square, 10715 David Taylor Drive, Suite 150, Charlotte, North Carolina 28262.

         (o) Boston Partners Asset Management, L.P. will maintain all Records relating to its services as investment sub-adviser at 28 State Street, 20th Floor, Boston, Massachusetts 02109.

         (p) Sutter Advisors LLC will maintain all Records relating to its services as investment sub-adviser at 550 California Street, San Francisco, CA 94104.

Item 29. Management Services.

         Other than as set forth under the captions "Organization and Management of the Funds" in the Prospectuses constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings. Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Amendment to the Registration Statement on Form N-1A, pursuant to the rule 485(b) under the Securities Act of 1933, has been signed on behalf of the Trust by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 1st day of July, 2002.

                                  WELLS FARGO FUNDS TRUST


                                     By: /S/ Christopher R. Bellonzi
                                        ----------------------------------------
                                         Christopher R. Bellonzi
                                         Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 39 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:


Signature                                    Title               Date

                *                            Trustee
_________________________________
Robert C. Brown

                *                            Trustee
_________________________________
Thomas S. Goho

                *                            Trustee
_________________________________
Peter G. Gordon

                *                            Trustee
_________________________________
W. Rodney Hughes

                *                            Trustee
_________________________________
Richard M. Leach

                *                            Trustee
_________________________________
J. Tucker Morse

                *                            Trustee
_________________________________
Timothy J. Penny

                *                            Trustee
_________________________________
Donald C. Willeke                                                7/1/2002

*By:  /S/ Christopher R. Bellonzi
     -----------------------------------
       Christopher R. Bellonzi
       As Attorney-in-Fact
       July 1, 2002

                             WELLS FARGO FUNDS TRUST
                         FILE NOS. 333-74295; 811-09253

                                  EXHIBIT INDEX

Exhibit Number                     Description

EX-99.B(h)(2)     Appendix A to the Fund Accounting Agreement with Forum
                  Accounting Services, LLC

EX-99.B(h)(3)     Schedule A to the Transfer Agency and Service Agreement with
                  Boston Financial Data Services, Inc.

EX-99.B(i)        Opinion and Consent of Counsel

EX-99.B(j)(A)     Consent of Independent Auditors